UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 67.1%
Aerospace & Defense - 2.1%
Airbus Group SE	13,712	$858,870
B/E Aerospace, Inc.(a)	26,227	1,060,882
Boeing Co./The	6,900	828,897
DigitalGlobe, Inc.*	10,930	143,183
General Dynamics Corp.(b)	2,400	321,048
Honeywell International, Inc.(a)	16,459	1,698,569
Huntington Ingalls Industries, Inc.	11,760	1,503,869
L-3 Communications Holdings, Inc.	5,841	682,462
Lockheed Martin Corp.(a)(b)	5,100	1,076,100
Northrop Grumman Corp.(b)	8,951	1,656,472
Orbital ATK, Inc.(b)	22,543	2,034,055
Precision Castparts Corp.	2,605	612,045
Raytheon Co.(b)	13,198	1,692,512
Safran S.A.	10,243	662,002
Spirit AeroSystems Holdings, Inc., Class A*(b)	8,300	351,920
Textron, Inc.(b)	11,000	376,420
Thales S.A.	15,695	1,193,058
TransDigm Group, Inc.*(b)	7,354	1,652,664
		18,405,028
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	25,575	1,656,493
Expeditors International of Washington, Inc.(b)	7,600	342,912
FedEx Corp.	5,900	783,992
United Parcel Service, Inc., Class B(a)(b)	17,720	1,651,504
		4,434,901
Airlines - 0.5%
Air France-KLM*	92,264	738,728
Alaska Air Group, Inc.	8,400	591,360
Hawaiian Holdings, Inc.*	21,600	760,536
International Consolidated Airlines Group S.A.	146,384	1,121,779
JetBlue Airways Corp.*	14,400	306,864
Ryanair Holdings plc (ADR)	10,377	813,038
		4,332,305
Auto Components - 0.6%
Continental AG	3,321	692,905
Delphi Automotive plc	7,800	506,532
Dometic Group AB*(c)	123,059	752,637
Lear Corp.	11,100	1,152,513
Magna International, Inc.	8,100	280,179
Nokian Renkaat OYJ	15,035	508,167
Schaeffler AG (Preference shares)*	42,377	671,161
Visteon Corp.(b)	10,900	728,992
		5,293,086
Automobiles - 0.3%
Bayerische Motoren Werke AG	8,125	674,747
EDAG Engineering Group AG*	23,756	563,722
Harley-Davidson, Inc.(b)	1,852	74,080
Peugeot S.A.*	33,309	492,903
Renault S.A.	8,059	680,353
		2,485,805
Banks - 1.5%
Bank of America Corp.	2,982	42,165
Bank of the Ozarks, Inc.	9,300	412,362
BankUnited, Inc.(a)	10,035	338,179
BB&T Corp.(a)	315	10,288
BNP Paribas S.A.	37,049	1,754,911
CIT Group, Inc.(a)	5,886	172,754
Comerica, Inc.(a)	31,411	1,077,397
Cullen/Frost Bankers, Inc.(b)	25,200	1,206,072
East West Bancorp, Inc.	10,900	353,378
First Republic Bank	24,223	1,647,164
	SHARES	VALUE
Banks (continued)
HSBC Holdings plc (ADR)(a)	12,127	$429,296
ICICI Bank Ltd. (ADR)(b)	59,225	393,846
KeyCorp(b)	103,032	1,149,837
M&T Bank Corp.(b)	9,783	1,077,891
Signature Bank*	5,340	744,076
Societe Generale S.A.	25,787	982,755
SunTrust Banks, Inc.(b)	10,196	372,970
Webster Financial Corp.(b)	724	24,015
Western Alliance Bancorp*(b)	13,103	426,896
Zions Bancorp.(b)	33,854	767,809
		13,384,061
Beverages - 1.1%
Anheuser-Busch InBev S.A./N.V.	15,536	1,949,773
Boston Beer Co., Inc./The, Class A*	1,700	304,725
Constellation Brands, Inc., Class A	10,621	1,619,490
Dr Pepper Snapple Group, Inc.	17,514	1,643,514
Molson Coors Brewing Co., Class B(b)	18,230	1,649,450
Monster Beverage Corp.*	2,500	337,575
Royal Unibrew A/S	31,346	1,310,444
SABMiller plc	7,250	432,508
		9,247,479
Biotechnology - 1.2%
AbbVie, Inc.	28,872	1,585,073
Achillion Pharmaceuticals, Inc.*(a)	54,124	365,878
Acorda Therapeutics, Inc.*	18,419	678,188
Actelion Ltd.*	190	25,132
Amgen, Inc.	10,870	1,660,175
Biogen, Inc.*	6,063	1,655,563
Celgene Corp.*	16,588	1,664,108
Gilead Sciences, Inc.(b)	3,400	282,200
Juno Therapeutics, Inc.*	9,100	250,978
Ligand Pharmaceuticals, Inc.*(a)(b)	9,846	984,305
Medivation, Inc.*	10,100	330,270
Myriad Genetics, Inc.*	8,000	311,760
United Therapeutics Corp.*(b)	3,000	369,540
Vertex Pharmaceuticals, Inc.*(b)	1,730	156,997
		10,320,167
Building Products - 0.6%
AO Smith Corp.(b)	9,700	677,545
Geberit AG	70	24,812
Lennox International, Inc.	6,200	742,884
Masco Corp.(b)	52,868	1,395,186
Owens Corning(b)	28,867	1,333,367
Rockwool International A/S, Class B	7,558	1,140,996
USG Corp.*(b)	15,400	275,506
		5,590,296
Capital Markets - 1.6%
Ameriprise Financial, Inc.	6,570	595,571
Charles Schwab Corp./The(a)(b)	60,826	1,552,888
Credit Suisse Group AG*	2,821	49,800
E*TRADE Financial Corp.*	53,930	1,270,591
Evercore Partners, Inc., Class A(a)	1,896	85,642
Invesco Ltd.(b)	37,565	1,124,321
Janus Capital Group, Inc.	20,800	261,872
Julius Baer Group Ltd.*	414	17,569
Legg Mason, Inc.(b)	32,592	997,967
Lehman Brothers Escrow Holdings*	22,298	16,895
Lehman Brothers Escrow Holdings*	3,000	2,056
Lehman Brothers Escrow Holdings*	12,500	9,243
Lehman Brothers Escrow Holdings*	5,000	4,073
Lehman Brothers Escrow Holdings*	15,000	12,205
Lehman Brothers Escrow Holdings*	11,500	8,993
Lehman Brothers Escrow Holdings*	10,000	6,737
Lehman Brothers Escrow Holdings*	8,667	5,008
Lehman Brothers Escrow Holdings*	5,000	4,068
Lehman Brothers Escrow Holdings*	25,000	19,023

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
Northern Trust Corp.(b)	26,979	$1,674,856
Raymond James Financial, Inc.	22,968	1,006,228
SEI Investments Co.	16,434	644,870
T Rowe Price Group, Inc.(b)	23,095	1,638,590
UBS Group AG	73,842	1,213,765
Waddell & Reed Financial, Inc., Class A(b)	35,634	977,797
WisdomTree Investments, Inc.(b)	55,100	661,200
		13,861,828
Chemicals - 1.8%
Agrium, Inc.(a)	12,446	1,081,184
Air Products & Chemicals, Inc.	13,549	1,716,794
Cabot Corp.	9,698	391,217
Celanese Corp.	7,500	477,525
Chemtura Corp.*	12,350	324,064
Covestro AG*(c)	24,681	812,803
Dow Chemical Co./The	21,000	882,000
Givaudan S.A.*	18	33,635
Huntsman Corp.	32,800	283,064
International Flavors & Fragrances, Inc.(b)	8,385	980,710
Olin Corp.(b)	42,500	719,950
Potash Corp of Saskatchewan, Inc.(b)	62,687	1,021,798
Praxair, Inc.	15,733	1,573,300
RPM International, Inc.	22,911	899,257
Sherwin-Williams Co./The(b)	6,459	1,651,372
Syngenta AG	171	62,953
Syngenta AG (ADR)(b)	17,657	1,304,499
Valspar Corp./The(b)	21,523	1,685,896
Westlake Chemical Corp.(b)	5,700	259,236
		16,161,257
Commercial Services & Supplies - 0.8%
ADT Corp./The	24,600	727,668
Bravida Holding AB*(c)	120,747	759,596
Cintas Corp.(a)	4,416	379,423
Copart, Inc.*(a)	31,544	1,057,039
Elanders AB, Class B	89,228	761,415
ISS A/S	20,179	711,786
KAR Auction Services, Inc.(b)	42,976	1,436,258
Pitney Bowes, Inc.	12,225	239,366
R.R. Donnelley & Sons Co.(a)	33,917	473,821
		6,546,372
Communications Equipment - 1.1%
Arista Networks, Inc.*	4,700	282,141
ARRIS International plc*(a)	8,402	213,999
Ciena Corp.*	21,800	387,386
Cisco Systems, Inc.	28,364	674,780
CommScope Holding Co., Inc.*(b)	41,000	919,220
F5 Networks, Inc.*	17,432	1,634,773
Harris Corp.(a)	19,018	1,653,995
Infinera Corp.*	22,800	349,296
Juniper Networks, Inc.	13,400	316,240
NETGEAR, Inc.*(b)	5,839	218,203
Nokia OYJ	317,220	2,268,053
Palo Alto Networks, Inc.*(b)	2,400	358,776
Polycom, Inc.*(b)	19,330	196,973
		9,473,835
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	6,973	197,615
Dycom Industries, Inc.*(a)	20,032	1,327,320
KBR, Inc.(b)	27,570	393,148
Vinci S.A.	28,327	1,915,460
		3,833,543

	SHARES	VALUE
Construction Materials - 0.1%
Eagle Materials, Inc.(a)(b)	6,300	$337,302
LafargeHolcim Ltd.*	444	18,841
Martin Marietta Materials, Inc.	5,500	690,690
Vulcan Materials Co.	2,426	213,973
		1,260,806
Consumer Finance - 0.4%
Ally Financial, Inc.*(b)	32,860	520,831
American Express Co.	18,516	990,606
Capital One Financial Corp.(b)	8,018	526,141
Discover Financial Services	24,453	1,119,703
Navient Corp.(b)	26,450	252,862
Santander Consumer U.S.A. Holdings, Inc.*(b)	12,986	135,704
		3,545,847
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,473	89,691
Ball Corp.	14,818	990,287
Berry Plastics Group, Inc.*	17,800	553,580
Graphic Packaging Holding Co.	36,800	418,048
		2,051,606
Distributors - 0.1%
Pool Corp.(b)	5,894	498,043

Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. (ADR)(b)	71,854	2,256,934
Service Corp. International(b)	14,285	345,554
ServiceMaster Global Holdings, Inc.*(b)	8,600	363,006
Sotheby’s(b)	543	12,755
TAL Education Group (ADR)*(b)	7,900	378,963
		3,357,212
Diversified Financial Services - 0.6%
Intercontinental Exchange, Inc.(a)	6,335	1,671,173
Leucadia National Corp.(b)	12,025	199,134
McGraw Hill Financial, Inc.	4,500	382,590
Moody’s Corp.(b)	5,770	514,338
MSCI, Inc.(b)	23,302	1,604,110
Nasdaq, Inc.(b)	8,518	528,116
Voya Financial, Inc.(b)	10,900	333,322
		5,232,783
Diversified Telecommunication Services - 0.9%
AT&T, Inc.(a)	45,385	1,636,583
CenturyLink, Inc.	49,722	1,263,933
Level 3 Communications, Inc.*(b)	9,974	486,831
Orange S.A.	69,953	1,237,489
SBA Communications Corp., Class A*(b)	16,961	1,683,888
Swisscom AG	43	21,383
Verizon Communications, Inc.(b)	32,902	1,644,113
		7,974,220
Electric Utilities - 1.1%
American Electric Power Co., Inc.	22,682	1,382,922
Enel S.p.A.	241,572	986,067
Entergy Corp.	22,853	1,612,965
FirstEnergy Corp.	50,171	1,658,653
NextEra Energy, Inc.(a)(b)	14,889	1,663,250
OGE Energy Corp.(b)	6,528	171,229
Pinnacle West Capital Corp.	21,542	1,428,450
Southern Co./The(b)	22,559	1,103,586
		10,007,122
Electrical Equipment - 0.9%
ABB Ltd.*	39,987	686,540
Acuity Brands, Inc.(a)	1,600	323,888
AMETEK, Inc.	47,360	2,228,288
Gamesa Corp. Tecnologica S.A.	51,890	961,795

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Electrical Equipment (continued)
Hubbell, Inc.(b)	5,016	$453,597
Nordex SE*	44,780	1,441,722
SolarCity Corp.*(b)	2,432	86,701
Vestas Wind Systems A/S	23,696	1,540,635
		7,723,166
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	33,275	1,649,442
Austria Technologie & Systemtechnik AG	44,595	577,302
Avnet, Inc.(a)	25,923	1,034,846
CDW Corp.	8,900	342,205
Flextronics International Ltd.*	46,100	483,128
FLIR Systems, Inc.(a)	20,846	609,537
Ingram Micro, Inc., Class A(b)	14,601	411,748
IPG Photonics Corp.*	4,300	347,569
Jabil Circuit, Inc.(b)	33,089	658,802
TE Connectivity Ltd.(b)	9,420	538,447
VeriFone Systems, Inc.*(b)	30,728	718,728
		7,371,754
Energy Equipment & Services - 1.3%
Cameron International Corp.*	3,731	244,977
Dril-Quip, Inc.*	6,165	361,516
FMC Technologies, Inc.*	86,945	2,186,667
Halliburton Co.	29,383	934,086
National Oilwell Varco, Inc.(b)	15,543	505,769
Noble Corp. plc(b)	86,390	672,978
Oceaneering International, Inc.(b)	23,389	791,718
Oil States International, Inc.*(b)	22,457	633,961
Patterson-UTI Energy, Inc.(b)	81,667	1,174,371
Rowan Cos. plc, Class A(b)	35,900	454,135
Superior Energy Services, Inc.	34,100	351,571
Transocean Ltd.(a)(b)	83,700	872,154
Transocean Ltd.	669	7,008
US Silica Holdings, Inc.	61,900	1,154,435
Weatherford International plc*(b)	201,700	1,359,458
		11,704,804
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	6,642	801,955
Cia Brasileira de Distribuicao (ADR)(a)	11,992	114,524
Costco Wholesale Corp.(a)	10,780	1,629,074
CVS Health Corp.	17,248	1,665,984
Koninklijke Ahold N.V.	53,027	1,196,275
Kroger Co./The(b)	22,546	875,010
Sysco Corp.(b)	19,488	775,817
Wal-Mart Stores, Inc.(b)	25,109	1,666,233
Whole Foods Market, Inc.(b)	7,152	209,625
		8,934,497
Food Products - 1.4%
Bunge Ltd.	11,948	740,896
Campbell Soup Co.	28,934	1,632,167
ConAgra Foods, Inc.	18,413	766,717
Darling Ingredients, Inc.*(a)	16,770	150,762
Dean Foods Co.	16,522	330,110
Hormel Foods Corp.	20,586	1,655,320
JM Smucker Co./The	11,677	1,498,393
Mead Johnson Nutrition Co.(b)	9,849	713,954
Mondelez International, Inc., Class A	17,500	754,250
Nestle S.A.	5,957	438,771
Pilgrim’s Pride Corp.*(b)	24,800	550,064
Post Holdings, Inc.*(b)	7,300	427,050
Sanderson Farms, Inc.(b)	8,175	663,974
Tyson Foods, Inc., Class A(b)	37,462	1,998,972
		12,321,400
	SHARES	VALUE
Gas Utilities - 0.0%†
Questar Corp.	19,120	$389,857

Health Care Equipment & Supplies - 1.9%
ABIOMED, Inc.*(a)	7,634	651,409
Align Technology, Inc.*	4,700	310,858
Baxter International, Inc.	45,168	1,653,149
Boston Scientific Corp.*	104,135	1,825,487
DexCom, Inc.*(b)	4,700	335,016
Edwards Lifesciences Corp.*	20,700	1,618,947
Guerbet	14,577	1,194,609
Hill-Rom Holdings, Inc.(b)	5,031	245,915
Hologic, Inc.*	9,900	336,006
IDEXX Laboratories, Inc.*	8,461	593,454
Intuitive Surgical, Inc.*(a)	2,660	1,438,661
Medtronic plc(a)(b)	26,308	1,997,303
NuVasive, Inc.*(b)	8,732	402,720
St Jude Medical, Inc.(a)(b)	15,938	842,483
Stryker Corp.	15,084	1,495,579
Teleflex, Inc.(b)	6,593	894,604
Varian Medical Systems, Inc.*(b)	13,533	1,043,800
		16,880,000
Health Care Providers & Services - 1.6%
Aetna, Inc.	5,351	544,946
AmerisourceBergen Corp.	4,600	411,976
Anthem, Inc.	12,755	1,664,400
Attendo AB*(c)	41,152	334,386
Brookdale Senior Living, Inc.*(b)	22,082	359,495
Cardinal Health, Inc.	19,496	1,586,389
Centene Corp.*(a)	25,559	1,586,192
Express Scripts Holding Co.*	5,700	409,659
Fresenius SE & Co. KGaA	13,076	863,229
HCA Holdings, Inc.*	23,886	1,661,988
LifePoint Health, Inc.*(b)	5,957	415,739
Quest Diagnostics, Inc.	24,347	1,598,867
Team Health Holdings, Inc.*(b)	64,387	2,631,497
VCA, Inc.*(b)	5,987	306,953
		14,375,716
Health Care Technology - 0.2%
athenahealth, Inc.*(a)	9,370	1,328,666
Cerner Corp.*(b)	9,200	533,692
		1,862,358
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.*	38,375	683,459
Carnival Corp.	26,959	1,297,537
Cracker Barrel Old Country Store, Inc.(b)	700	91,861
Darden Restaurants, Inc.	22,292	1,405,733
Dunkin’ Brands Group, Inc.	9,600	377,856
Hilton Worldwide Holdings, Inc.	14,900	265,369
Hyatt Hotels Corp., Class A*	21,791	842,876
Jack in the Box, Inc.(b)	7,640	593,170
McDonald’s Corp.(b)	17,176	2,126,045
MGM Resorts International*(b)	182,094	3,656,448
Panera Bread Co., Class A*	1,897	368,018
Pinnacle Entertainment, Inc.*(b)	7,520	229,661
Royal Caribbean Cruises Ltd.(a)(b)	19,963	1,636,167
Six Flags Entertainment Corp.	6,972	350,482
Sodexo S.A.*	11,056	1,079,843
Starbucks Corp.	6,800	413,236
Vail Resorts, Inc.(b)	5,439	679,875
Yum! Brands, Inc.(b)	22,902	1,657,418
		17,755,054
Household Durables - 0.9%
Cairn Homes plc*	662,434	846,785
Garmin Ltd.(a)	5,776	203,200

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Household Durables (continued)
Harman International Industries, Inc.(b)	23,367	$1,738,271
Helen of Troy Ltd.*	5,400	482,598
KB Home	35,000	380,100
Leggett & Platt, Inc.(b)	8,150	338,307
Newell Rubbermaid, Inc.	9,200	356,776
SEB S.A.	8,388	818,168
Tempur Sealy International, Inc.*(b)	16,400	989,576
Tupperware Brands Corp.	7,000	325,010
Whirlpool Corp.	9,503	1,277,108
		7,755,899
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	6,200	589,248

Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.*(a)	107,465	1,645,289
Dynegy, Inc.*(b)	22,500	266,400
		1,911,689
Industrial Conglomerates - 0.8%
Danaher Corp.(a)	19,089	1,654,062
Rheinmetall AG	18,971	1,348,164
Roper Technologies, Inc.(a)(b)	9,164	1,609,840
Siemens AG	21,278	2,032,589
		6,644,655
Insurance - 3.0%
Aegon N.V.	235,683	1,327,895
Allianz SE	8,785	1,414,671
Allied World Assurance Co. Holdings AG(a)	7,070	258,691
Allstate Corp./The	27,229	1,650,077
Ambac Financial Group, Inc.*(b)	6,892	96,764
American Financial Group, Inc.(a)	1,373	97,456
American International Group, Inc.(b)	92,055	5,199,266
Arthur J Gallagher & Co.(a)(b)	23,152	871,441
Assurant, Inc.(a)	15,862	1,289,739
AXA S.A.	76,259	1,881,061
Axis Capital Holdings Ltd.(a)	6,178	333,056
Cincinnati Financial Corp.	17,657	1,017,573
Lincoln National Corp.(b)	52,184	2,059,181
Marsh & McLennan Cos., Inc.(a)	20,775	1,107,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,493	860,776
NN Group N.V.	43,575	1,470,901
Old Republic International Corp.(b)	6,700	121,136
Principal Financial Group, Inc.(b)	12,500	475,000
Progressive Corp./The	27,782	868,188
SCOR SE	24,603	856,209
Swiss Re AG	651	60,464
Unum Group(b)	33,431	957,464
Validus Holdings Ltd.(b)	11,815	522,696
XL Group plc(b)	40,495	1,468,349
Zurich Insurance Group AG*	277	61,358
		26,327,343
Internet & Catalog Retail - 1.2%
Amazon.com, Inc.*	2,538	1,489,806
Expedia, Inc.(b)	17,739	1,792,348
HSN, Inc.(a)	9,648	454,035
JD.com, Inc. (ADR)*	12,600	327,978
Liberty Interactive Corp. QVC Group, Class A*(b)	12,201	317,958
Liberty Ventures*(b)	112,466	4,423,288
Netflix, Inc.*(b)	10,283	944,391
Priceline Group, Inc./The*	905	963,798
		10,713,602
Internet Software & Services - 2.3%
21Vianet Group, Inc. (ADR)*	16,300	312,797
	SHARES	VALUE
Internet Software & Services (continued)
Akamai Technologies, Inc.*(a)	37,094	$1,692,228
Alphabet, Inc., Class A*	320	243,632
Alphabet, Inc., Class C*(b)	9,390	6,976,301
Baidu, Inc. (ADR)*	10,275	1,677,599
comScore, Inc.*	10,532	405,798
Cornerstone OnDemand, Inc.*(a)	11,972	367,421
Facebook, Inc., Class A*	14,778	1,658,239
IAC/InterActiveCorp(a)	26,215	1,361,607
MercadoLibre, Inc.(a)(b)	16,648	1,635,500
Scout24 AG*(c)	27,708	915,490
Sohu.com, Inc.*	865	43,587
SouFun Holdings Ltd. (ADR)(b)	36,100	215,156
Stamps.com, Inc.*(b)	400	37,528
WebMD Health Corp.*(a)(b)	13,667	698,520
Yahoo!, Inc.*(b)	60,256	1,778,155
		20,019,558
IT Services - 1.7%
Acxiom Corp.*(a)	4,831	90,340
Automatic Data Processing, Inc.	8,850	735,347
Broadridge Financial Solutions, Inc.	20,512	1,098,623
Computer Sciences Corp.(a)	38,393	1,231,264
CoreLogic, Inc.*	3,226	115,168
CSRA, Inc.(b)	33,082	885,936
DST Systems, Inc.	6,582	693,809
Euronet Worldwide, Inc.*	14,337	1,143,662
Fiserv, Inc.*(a)	17,643	1,668,322
Global Payments, Inc.	8,300	489,285
Jack Henry & Associates, Inc.(a)(b)	16,077	1,305,131
Leidos Holdings, Inc.(a)(b)	25,669	1,183,854
Paychex, Inc.	469	22,446
Sabre Corp.(b)	12,400	317,564
Sopra Steria Group	5,816	630,362
Vantiv, Inc., Class A*	8,200	385,810
Visa, Inc., Class A(b)	23,258	1,732,488
WEX, Inc.*(b)	1,104	80,161
		13,809,572
Leisure Products - 0.7%
Brunswick Corp.(a)	33,099	1,318,995
Hasbro, Inc.	10,200	757,656
Mattel, Inc.(b)	59,327	1,636,832
Polaris Industries, Inc.	10,471	773,179
Smith & Wesson Holding Corp.*	5,545	119,550
Trigano S.A.	23,881	1,506,168
		6,112,380
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.(a)	15,833	596,112
Bruker Corp.*	13,100	292,523
Charles River Laboratories International, Inc.*(a)	20,380	1,512,807
Illumina, Inc.*	7,676	1,212,424
Lonza Group AG*	7,492	1,143,164
Mettler-Toledo International, Inc.*	143	44,738
PAREXEL International Corp.*(b)	6,838	437,359
Quintiles Transnational Holdings, Inc.*(b)	17,500	1,064,525
Thermo Fisher Scientific, Inc.	8,754	1,156,053
		7,459,705
Machinery - 1.1%
Actuant Corp., Class A(a)	359	8,358
Allison Transmission Holdings, Inc.	33,675	801,128
Colfax Corp.*(a)	35,000	774,900
Deere & Co.	17,417	1,341,283
Dover Corp.(a)	1,065	62,249
IDEX Corp.(a)(b)	6,419	465,442
Ingersoll-Rand plc	40,037	2,060,704
ITT Corp.(b)	5,964	193,532

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Machinery (continued)
Joy Global, Inc.(b)	61,467	$612,826
Komax Holding AG*	4,666	988,453
Middleby Corp./The*	4,600	415,656
Parker-Hannifin Corp.	5,398	524,470
Timken Co./The(a)(b)	9,196	244,154
WABCO Holdings, Inc.*(b)	3,700	331,705
Washtec AG	19,694	583,179
		9,408,039
Marine - 0.1%
Kirby Corp.*(b)	11,991	607,344

Media - 3.5%
Comcast Corp., Class A(b)	31,748	1,768,681
DISH Network Corp., Class A*(b)	47,643	2,299,728
DreamWorks Animation SKG, Inc., Class A*(a)	5,840	149,738
Grupo Televisa SAB (ADR)(a)	11,567	306,294
Interpublic Group of Cos., Inc./The(b)	40,839	916,427
Liberty Global plc*(b)	98,022	3,265,113
Lions Gate Entertainment Corp.(b)	185,354	4,847,007
Nexstar Broadcasting Group, Inc., Class A	6,400	289,344
Scripps Networks Interactive, Inc., Class A	24,390	1,487,058
Sinclair Broadcast Group, Inc., Class A(b)	21,600	712,800
Starz, Class A*(b)	106,489	3,027,482
Stroeer SE	24,507	1,442,377
Time Warner Cable, Inc.(b)	39,231	7,140,434
Time Warner, Inc.(a)(b)	23,175	1,632,447
Twenty-First Century Fox, Inc., Class A(b)	33,174	894,703
		30,179,633
Metals & Mining - 0.2%
APERAM S.A.*	33,766	1,052,369
Barrick Gold Corp.(b)	19,504	193,285
Carpenter Technology Corp.(a)	1,555	43,167
Freeport-McMoRan, Inc.(b)	12,200	56,120
Nucor Corp.(b)	4,284	167,376
POSCO (ADR)(b)	1,082	40,131
Steel Dynamics, Inc.	3,900	71,565
		1,624,013
Multiline Retail - 0.3%
Dollar General Corp.	21,779	1,634,732
Dollar Tree, Inc.*	8,783	714,233
J.C. Penney Co., Inc.*	35,399	256,997
		2,605,962
Multi-Utilities - 0.9%
Alliant Energy Corp.(a)	3,844	251,167
Ameren Corp.	36,773	1,651,843
Black Hills Corp.(a)	10,971	540,651
Consolidated Edison, Inc.	23,319	1,618,105
MDU Resources Group, Inc.(b)	4,057	68,482
PG&E Corp.(a)(b)	29,995	1,647,026
Sempra Energy(b)	11,500	1,089,625
Veolia Environnement S.A.	33,477	804,916
		7,671,815
Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	8,393	357,038
BG Group plc	12,124	183,790
BP plc (ADR)	1,066	34,506
BW LPG Ltd.(c)	90,970	694,723
Cabot Oil & Gas Corp.(a)	18,552	384,954
Carrizo Oil & Gas, Inc.*(a)	10,946	296,965
Chevron Corp.	18,767	1,622,783
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	8,490	$789,570
Concho Resources, Inc.*	16,688	1,587,529
EOG Resources, Inc.(a)	3,448	244,877
EQT Corp.(a)	26,898	1,660,683
Gulfport Energy Corp.*	52,869	1,562,279
HollyFrontier Corp.(a)	22,100	772,837
Laredo Petroleum, Inc.*	158,600	1,230,736
Marathon Oil Corp.(b)	62,770	610,752
Marathon Petroleum Corp.(b)	88,046	3,679,442
Matador Resources Co.*	43,500	697,305
Murphy Oil Corp.(b)	37,135	728,217
Neste OYJ	41,725	1,300,876
Newfield Exploration Co.*(b)	18,800	546,516
Noble Energy, Inc.(b)	52,067	1,685,409
Occidental Petroleum Corp.(b)	14,789	1,017,927
PDC Energy, Inc.*	14,900	847,363
Phillips 66(b)	5,700	456,855
QEP Resources, Inc.(b)	61,191	784,469
Range Resources Corp.	13,249	391,640
Royal Dutch Shell plc, Class A	33,797	732,063
Saras S.p.A.*	272,234	566,229
Southwestern Energy Co.*(b)	15,655	139,173
Targa Resources Corp.(a)(b)	24,165	542,988
Tesoro Corp.(b)	19,617	1,711,583
Valero Energy Corp.(b)	32,184	2,184,328
Western Refining, Inc.(b)	22,583	742,981
YPF S.A. (ADR)(b)	149	2,509
		30,791,895
Paper & Forest Products - 0.1%
UPM-Kymmene OYJ	38,661	626,128

Personal Products - 0.5%
Edgewell Personal Care Co.(a)	2,803	207,450
Herbalife Ltd.*	18,400	850,264
Nu Skin Enterprises, Inc., Class A	18,000	569,700
Unilever N.V. (CVA)	53,835	2,384,683
		4,012,097
Pharmaceuticals - 4.1%
Akorn, Inc.*(a)	28,081	729,825
Allergan plc*(a)(b)	22,863	6,502,923
Bristol-Myers Squibb Co.	26,365	1,638,848
Eli Lilly & Co.	5,631	445,412
Endo International plc*	22,153	1,228,827
GlaxoSmithKline plc (ADR)(a)(b)	6,486	267,807
Horizon Pharma plc*	20,100	351,750
Ipsen S.A.	12,950	745,627
Jazz Pharmaceuticals plc*(a)(b)	1,576	202,894
Merck & Co., Inc.(a)(b)	31,342	1,588,099
Mylan N.V.*(a)(b)	29,900	1,575,431
Novartis AG	4,249	329,581
Novo Nordisk A/S, Class B	33,199	1,830,788
Pacira Pharmaceuticals, Inc.*(b)	27,340	1,624,543
Pfizer, Inc.(b)	217,191	6,622,154
Roche Holding AG	11,172	2,881,496
Sanofi	14,389	1,193,231
Teva Pharmaceutical Industries Ltd. (ADR)(a)(b)	25,172	1,547,574
Valeant Pharmaceuticals International, Inc.*(b)	38,262	3,451,998
Zoetis, Inc.(b)	37,640	1,620,402
		36,379,210
Professional Services - 0.2%
Adecco S.A.*	314	19,383
IHS, Inc., Class A*	2,001	209,345
ManpowerGroup, Inc.	9,100	694,785
Robert Half International, Inc.(b)	17,127	749,649

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Professional Services (continued)
SGS S.A.	10	$19,429
		1,692,591
Real Estate Investment Trusts (REITs) - 0.2%
Campus Crest Communities, Inc.*(b)	14,354	99,330
Kilroy Realty Corp.	5,200	290,524
Lamar Advertising Co., Class A	5,200	291,772
New Residential Investment Corp.(b)	21,042	239,668
Sunstone Hotel Investors, Inc.	34,988	415,658
		1,336,952
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	17,293	483,685
Forest City Realty Trust, Inc., Class A*(a)	21,304	419,689
Jones Lang LaSalle, Inc.(b)	7,425	1,044,846
Realogy Holdings Corp.*(b)	32,128	1,053,798
		3,002,018
Road & Rail - 0.6%
Avis Budget Group, Inc.*(b)	11,830	310,774
Genesee & Wyoming, Inc., Class A*(a)	19,036	943,805
Hertz Global Holdings, Inc.*(a)(b)	61,944	562,452
Kansas City Southern(b)	19,248	1,364,298
Ryder System, Inc.	9,397	499,638
Swift Transportation Co.*	19,500	318,045
Union Pacific Corp.(b)	15,040	1,082,880
		5,081,892
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	96,672	1,706,261
Broadcom Corp., Class A	2,742	149,905
Canadian Solar, Inc.*	19,600	395,332
Cirrus Logic, Inc.*	18,100	628,432
Cree, Inc.*(a)	683	19,144
Cypress Semiconductor Corp.*(a)	62,568	491,784
First Solar, Inc.*(a)	20,092	1,379,517
Infineon Technologies AG	65,014	864,876
Integrated Device Technology, Inc.*	31,800	810,264
Intel Corp.(a)(b)	53,804	1,669,000
Lam Research Corp.(b)	23,218	1,666,820
Linear Technology Corp.(b)	39,053	1,668,735
Mellanox Technologies Ltd.*(b)	9,930	451,319
Micron Technology, Inc.*	145,664	1,606,674
Microsemi Corp.*	14,000	443,800
Monolithic Power Systems, Inc.(b)	83	5,193
NVIDIA Corp.(b)	1,737	50,877
ON Semiconductor Corp.*(b)	38,000	325,280
QUALCOMM, Inc.	36,993	1,677,263
Skyworks Solutions, Inc.(b)	7,300	503,116
SunEdison, Inc.*(b)	2,050	6,417
Synaptics, Inc.*(b)	12,800	938,368
Tessera Technologies, Inc.(b)	9,393	270,706
Xilinx, Inc.(b)	33,597	1,688,921
		19,418,004
Software - 3.4%
Adobe Systems, Inc.*	23,079	2,057,031
CDK Global, Inc.(b)	3,791	166,994
Citrix Systems, Inc.*	4,700	331,162
CommVault Systems, Inc.*(a)	4,047	151,843
Ellie Mae, Inc.*(b)	6,900	481,827
Fleetmatics Group plc*	8,200	355,962
Fortinet, Inc.*	11,300	317,982
Guidewire Software, Inc.*	11,380	626,355
Intuit, Inc.(a)(b)	17,523	1,673,622
Manhattan Associates, Inc.*	5,200	299,780
Microsoft Corp.(b)	196,789	10,841,106
NetSuite, Inc.*(b)	15,510	1,075,929
Qlik Technologies, Inc.*(b)	20,134	504,155
	SHARES	VALUE
Software (continued)
Red Hat, Inc.*(b)	27,254	$1,909,143
salesforce.com, Inc.*(b)	4,200	285,852
SAP SE	24,785	1,965,122
ServiceNow, Inc.*(b)	25,366	1,578,019
Splunk, Inc.*(b)	27,419	1,269,226
Take-Two Interactive Software, Inc.*(b)	38,902	1,349,899
Tyler Technologies, Inc.*(b)	3,925	616,460
VMware, Inc., Class A*(a)(b)	42,521	1,945,336
		29,802,805
Specialty Retail - 2.4%
Aaron’s, Inc.	16,704	382,188
Abercrombie & Fitch Co., Class A(a)	61,663	1,618,037
American Eagle Outfitters, Inc.	26,400	386,496
Asbury Automotive Group, Inc.*	10,063	473,766
AutoNation, Inc.*(a)	2,422	104,751
Children’s Place, Inc./The(a)	26,617	1,732,767
DSW, Inc., Class A(a)	30,451	731,129
Express, Inc.*(a)	58,851	998,113
Five Below, Inc.*(a)	2,684	94,557
Foot Locker, Inc.	12,786	863,822
GameStop Corp., Class A	53,100	1,391,751
Groupe Fnac S.A.*	14,646	840,899
Home Depot, Inc./The(a)(b)	13,187	1,658,397
L Brands, Inc.(b)	3,205	308,161
Lowe’s Cos., Inc.(b)	23,292	1,669,105
Office Depot, Inc.*(b)	50,452	259,828
O’Reilly Automotive, Inc.*(b)	1,400	365,260
Ross Stores, Inc.(a)(b)	29,889	1,681,555
Staples, Inc.(b)	90,300	805,476
Tiffany & Co.(b)	24,423	1,559,164
Tractor Supply Co.	11,833	1,044,972
Ulta Salon Cosmetics & Fragrance, Inc.*(a)(b)	9,249	1,675,641
Vitamin Shoppe, Inc.*(b)	11,015	335,186
		20,981,021
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.(b)	28,356	702,378
Logitech International S.A.	71,252	1,123,366
NetApp, Inc.(b)	31,875	699,019
S&T AG	279,502	1,679,546
Seagate Technology plc	58,124	1,688,502
Stratasys Ltd.*(b)	14	228
Western Digital Corp.(a)(b)	28,505	1,367,670
		7,260,709
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	9,734	946,340
Cie Financiere Richemont S.A.	964	62,630
Coach, Inc.	45,017	1,667,880
Kate Spade & Co.*	6,800	121,108
Michael Kors Holdings Ltd.*(b)	41,634	1,661,197
NIKE, Inc., Class B(b)	8,400	520,884
Pandora A/S	11,805	1,571,372
PVH Corp.(b)	23,268	1,707,406
Swatch Group AG/The	57	19,518
Under Armour, Inc., Class A*(b)	5,400	461,322
		8,739,657
Thrifts & Mortgage Finance - 0.3%
LendingTree, Inc.*	16,500	1,215,885
MGIC Investment Corp.*(b)	126,177	835,292
Radian Group, Inc.(b)	61,200	615,672
		2,666,849
Trading Companies & Distributors - 0.2%
Air Lease Corp.(a)	7,015	180,706
MSC Industrial Direct Co., Inc., Class A(b)	16,569	1,073,837

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Trading Companies & Distributors (continued)
WESCO International, Inc.*(b)	4,718	$190,513
		1,445,056
Water Utilities - 0.2%
American Water Works Co., Inc.(a)	25,414	1,649,623

Wireless Telecommunication Services - 0.2%
China Mobile Ltd. (ADR)(b)	3,161	172,369
SK Telecom Co., Ltd. (ADR)	13,347	263,070
SoftBank Group Corp.	18,100	801,002
Telephone & Data Systems, Inc.(b)	11,041	256,041
T-Mobile U.S., Inc.*(b)	9,100	365,365
		1,857,847
TOTAL COMMON STOCKS (cost $610,719,200)		586,801,019

PREFERRED STOCKS - 0.0%†
Semiconductors & Semiconductor Equipment - 0.0%†
SunEdison, Inc. 6.75%*(b)(d)	371	83,660

TOTAL PREFERRED STOCKS (cost $330,636)		83,660

EXCHANGE TRADED FUNDS - 1.4%

iShares Core S&P 500 ETF	12,900	2,510,598
SPDR Dow Jones International Real Estate ETF	47,946	1,816,194
SPDR S&P 500 ETF Trust(b)	1,049	203,370
Vanguard Global ex-U.S. Real Estate ETF	57,798	2,812,451
Vanguard REIT ETF	56,183	4,324,405
TOTAL EXCHANGE TRADED FUNDS (cost $12,576,478)		11,667,018

	PRINCIPAL AMOUNT
ASSET-BACKED SECURITIES - 0.2%
Crown Point CLO III Ltd., Series 2015-3A, Class A2, 2.16%, 12/31/2027(c)(e)	$1,000,000	982,350
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class A, 1.93%, 5/22/2027(c)(e)	800,000	768,046
TOTAL ASSET-BACKED SECURITIES (cost $1,771,784)		1,750,396

	PRINCIPAL AMOUNT	VALUE
AGENCY CMO - 3.8%
U.S. Government Agencies - 3.8%
Federal Home Loan Mortgage Corp. REMICS, Series 4320, Class SD 5.67%, 7/15/2039 IO(e)	$1,041,419	$172,697
Federal National Mortgage Association, 4.50%, 3/1/2044 IO	662,671	720,546
Federal National Mortgage Association, 3.50%, 2/25/2046, TBA	13,400,000	14,027,601
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 1M2 4.43%, 5/25/2025 IO(e)	2,000,000	1,838,883
Federal National Mortgage Association REMICS, Series 2015-86, Class BS 5.27%, 11/25/2045 IO(e)	567,677	89,147
Federal National Mortgage Association REMICS, Series 2015-34, Class LS 5.67%, 6/25/2045 IO(e)	1,869,247	427,033
Federal National Mortgage Association REMICS, Series 2015-82, Class MS 5.27%, 11/25/2045 IO(e)	2,116,555	335,019
Federal National Mortgage Association REMICS, Series 2014-19, Class MS 6.17%, 11/25/2039 IO(e)	907,037	135,395
Federal National Mortgage Association REMICS, Series 2014-87, Class MS 5.82%, 1/25/2045 IO(e)	3,317,063	568,444
Federal National Mortgage Association REMICS, Series 2015-79, Class SA 5.82%, 11/25/2045 IO(e)	930,629	154,599
Federal National Mortgage Association REMICS, Series 2013-121, Class SA 5.67%, 12/25/2043 IO(e)	2,158,119	383,673
Federal National Mortgage Association REMICS, Series 2013-96, Class SW 5.67%, 9/25/2043 IO(e)	1,001,104	157,810
FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2 2.81%, 1/25/2025 IO	2,400,000	2,434,549
Government National Mortgage Association, Series 2014-133, Class BS 5.17%, 9/20/2044 IO(e)	709,195	98,090
Government National Mortgage Association, Series 2013-134, Class DS 5.67%, 9/20/2043 IO(e)	552,873	95,776
Government National Mortgage Association, Series 2013-103, Class DS 5.72%, 7/20/2043 IO(e)	546,751	89,474
Government National Mortgage Association, Series 2015-141, Class HS 5.77%, 10/20/2045 IO(e)	746,710	128,927
Government National Mortgage Association, Series 2015-126, Class HS 5.77%, 9/20/2045 IO(e)	1,931,092	339,731
Government National Mortgage Association, Series 2015-129, Class IC 4.50%, 9/16/2045 IO	2,831,390	444,582
Government National Mortgage Association, Series 2015-111, Class IW 4.00%, 6/20/2045 IO	960,101	143,857
Government National Mortgage Association, Series 2011-157, Class LS 6.20%, 12/20/2041 IO(e)	9,217,444	2,236,299

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies - (continued)
Government National Mortgage Association, Series 2015-110, Class MS 5.28%, 8/20/2045 IO(e)	$5,002,390	$777,221
Government National Mortgage Association, Series 2015-144, Class QS 5.27%, 10/20/2045 IO(e)	939,840	121,365
Government National Mortgage Association, Series 2016-6, Class S 5.23%, 1/20/2046 IO(e)	2,550,000	383,711
Government National Mortgage Association, Series 2015-142, Class SA 5.29%, 10/20/2045 IO(e)	1,992,953	306,004
Government National Mortgage Association, Series 2010-31, Class SA 5.32%, 3/20/2040 IO(e)	1,511,356	227,931
Government National Mortgage Association, Series 2013-188, Class SA 5.72%, 12/20/2043 IO(e)	11,182,463	1,692,987
Government National Mortgage Association, Series 2013-181, Class SA 5.67%, 11/20/2043 IO(e)	1,769,669	305,477
Government National Mortgage Association, Series 2012-96, Class SA 5.67%, 8/20/2042 IO(e)	9,421,976	2,011,175
Government National Mortgage Association, Series 2014-41, Class SA 5.67%, 3/20/2044 IO(e)	603,754	97,259
Government National Mortgage Association, Series 2016-6, Class SB 5.23%, 1/20/2046 IO(e)	2,875,000	447,566
Government National Mortgage Association, Series 2015-112, Class SB 5.31%, 8/20/2045 IO(e)	1,827,357	271,805
Government National Mortgage Association, Series 2015-168, Class SD 5.77%, 11/20/2045 IO(e)	714,500	112,412
Government National Mortgage Association, Series 2010-20, Class SE 5.82%, 2/20/2040 IO(e)	592,208	102,175
Government National Mortgage Association, Series 2015-123, Class SE 5.29%, 9/20/2045 IO(e)	944,139	140,384
Government National Mortgage Association, Series 2013-152, Class SJ 5.72%, 5/20/2041 IO(e)	1,221,163	202,114
Government National Mortgage Association, Series 2016-4, Class SM 5.23%, 1/20/2046 IO(e)	4,250,000	616,250
Government National Mortgage Association, Series 2015-111, Class SM 5.77%, 8/20/2045 IO(e)	956,690	166,178
Government National Mortgage Association, Series 2016-1, Class ST 5.78%, 1/20/2046 IO(e)	1,750,000	313,189
TOTAL AGENCY CMO (cost $33,451,838)		33,317,335

CORPORATE BONDS - 9.9%
Aerospace & Defense - 0.2%
DynCorp International, Inc., 10.38%, 7/1/2017(b)	2,140,000	1,588,950

	PRINCIPAL AMOUNT		VALUE
Banks - 0.5%
Banco Espirito Santo S.A., 4.00%, 1/21/2019	EUR	4,000,000	$1,538,286
European Investment Bank
3.88%, 6/8/2037	GBP	390,000	679,800
5.00%, 4/15/2039		800,000	1,622,388
5.63%, 6/7/2032		160,000	329,512
Lloyds Banking Group plc, 7.87%, 6/27/2029(d)(e)		345,000	495,892
			4,665,878
Capital Markets - 0.3%
Lehman Brothers Escrow Holdings
0.00%, 6/29/2010(f)		$100,000	8,147
0.00%, 7/31/2010(f)		700,000	57,540
0.00%, 5/12/2014(f)		108,000	8,824
0.00%, 6/10/2014(f)		85,000	7,076
0.00%, 5/26/2015(f)		100,000	8,170
0.00%, 12/30/2016(f)		3,860,000	321,345
0.00%, 12/30/2016(f)		45,000	4,084
0.00%, 12/30/2016(f)		110,000	8,987
0.00%, 12/30/2016(f)		65,000	5,289
0.00%, 2/9/2017(f)		219,000	17,892
0.00%, 5/23/2017(f)		50,000	4,085
0.00%, 10/25/2017(f)		80,000	6,536
0.00%, 2/19/2018(b)(f)		50,000	4,085
0.00%, 7/27/2020(f)		50,000	4,173
0.00%, 7/31/2022(f)		100,000	8,170
0.00%, 6/2/2023(f)		100,000	8,170
0.00%, 5/11/2049(b)(f)		50,000	4,085
5.00%, 6/10/2023(b)(f)		119,000	9,722
5.00%, 4/6/2029(b)(f)		70,000	5,754
5.50%, 3/14/2023(b)(f)		74,000	6,046
5.75%, 12/30/2016(f)		50,000	4,173
6.00%, 8/12/2023(b)(f)		147,000	12,010
6.00%, 10/15/2023(b)(f)		96,000	7,843
6.00%, 11/18/2028(b)(f)		40,000	3,268
6.00%, 10/12/2029(b)(f)		146,000	11,928
6.00%, 5/3/2030(b)(f)		100,000	8,170
6.00%, 4/11/2031(b)(f)		102,000	8,333
6.00%, 4/30/2034(f)		59,000	4,820
6.00%, 2/13/2037(f)		60,000	4,902
6.20%, 9/26/2014(f)		8,000,000	690,000
6.50%, 10/18/2027(b)(f)		53,000	4,330
7.00%, 9/7/2032(b)(f)		163,000	13,602
7.00%, 12/28/2037(f)		67,000	5,591
7.20%, 8/15/2009(b)(f)		65,000	5,424
7.88%, 5/8/2018(f)	GBP	8,000,000	1,025,928
8.00%, 5/24/2022(f)		$40,000	3,338
			2,321,840
Chemicals - 0.3%
Perstorp Holding AB
8.75%, 5/15/2017(c)		1,100,000	1,080,750
9.00%, 5/15/2017	EUR	700,000	745,229
Platform Specialty Products Corp., 10.38%, 5/1/2021(c)		$650,000	609,375
			2,435,354
Commercial Services & Supplies - 0.1%
APX Group, Inc., 6.38%, 12/1/2019		175,000	168,000
Befesa Zinc SAU Via Zinc Capital S.A., 8.88%, 5/15/2018	EUR	1,000,000	972,316
			1,140,316

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Communications Equipment - 0.4%
Aegis Merger Sub, Inc., 10.25%, 2/15/2023(c)		$3,525,000	$3,357,562
Riverbed Technology, Inc., 8.88%, 3/1/2023(b)(c)		85,000	77,988
			3,435,550
Diversified Consumer Services - 0.1%
LTF Merger Sub, Inc., 8.50%, 6/15/2023(c)		650,000	617,500

Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings S.A., 6.63%, 12/15/2022		2,900,000	1,892,250
Intelsat Luxembourg S.A.
6.75%, 6/1/2018(b)		865,000	637,937
7.75%, 6/1/2021		1,600,000	704,000
			3,234,187
Electrical Equipment - 0.2%
SolarCity Corp.
1.63%, 11/1/2019(b)		2,995,000	1,987,931
2.75%, 11/1/2018(b)		5,000	4,091
			1,992,022
Food & Staples Retailing - 0.2%
New Albertsons, Inc.
6.63%, 6/1/2028		80,000	62,000
7.15%, 7/23/2027		50,000	41,000
7.45%, 8/1/2029		805,000	652,050
8.00%, 5/1/2031		1,660,000	1,423,450
			2,178,500
Food Products - 0.2%
Post Holdings, Inc., 7.75%, 3/15/2024(c)		1,300,000	1,387,750

Health Care Equipment & Supplies - 0.2%
ConvaTec Finance International S.A., 8.25%, 1/15/2019 PIK(c)		1,975,000	1,765,156

Health Care Providers & Services - 0.4%
inVentiv Health, Inc., 10.00%, 8/15/2018		3,543,071	3,489,925

Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/2020(b)(f)		35,000	26,425
9.00%, 2/15/2020(b)(f)		170,000	127,500
9.00%, 2/15/2020(b)(f)		1,490,000	1,106,325
10.00%, 12/15/2018(b)(f)		1,885,000	612,625
10.00%, 12/15/2018(b)		49,666	16,265
11.25%, 6/1/2017(b)(f)		5,201,000	3,790,229
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/2020		3,300,000	3,085,500
CPUK Finance Ltd., 7.00%, 8/28/2017(c)	GBP	1,600,000	2,319,167
Punch Taverns Finance plc
7.27%, 10/15/2026(c)		547,000	845,399
7.32%, 10/15/2025(c)		875,000	1,352,765
Scientific Games International, Inc., 7.00%, 1/1/2022(c)		$650,000	614,250
	PRINCIPAL AMOUNT		VALUE
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 6.88%, 11/15/2037		$405,000	$352,350
			14,248,800
Household Durables - 0.2%
CalAtlantic Group, Inc., 0.25%, 6/1/2019		1,150,000	1,014,156
Shea Homes LP / Shea Homes Funding Corp., 5.88%, 4/1/2023(c)		465,000	467,906
			1,482,062
Household Products - 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/2023(c)		1,850,000	1,600,250

Insurance - 0.4%
Ambac Assurance Corp., 5.10%, 6/7/2020(b)(c)		3,446,076	3,695,916

IT Services - 0.2%
TES Finance plc, 6.75%, 7/15/2020	GBP	1,300,000	1,694,919

Machinery - 0.2%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/2018(c)		$2,200,000	1,859,000

Media - 1.8%
Altice Luxembourg S.A., 7.63%, 2/15/2025(b)(c)		4,135,000	3,690,488
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/2021(c)		910,000	826,416
CSC Holdings LLC, 5.25%, 6/1/2024		1,050,000	929,250
iHeartCommunications, Inc.
10.63%, 3/15/2023(b)		438,000	284,700
11.25%, 3/1/2021(b)		1,460,000	980,025
Neptune Finco Corp.,
10.13%, 1/15/2023(c)		350,000	371,000
10.88%, 10/15/2025(c)		2,250,000	2,390,344
Numericable-SFR SAS
6.00%, 5/15/2022(b)(c)		1,215,000	1,202,850
6.25%, 5/15/2024(b)(c)		2,530,000	2,479,400
Radio One, Inc., 7.38%, 4/15/2022(b)(c)		2,720,000	2,444,600
			15,599,073
Metals & Mining - 0.3%
American Gilsonite Co., 11.50%, 9/1/2017(c)		3,490,000	1,801,712
HudBay Minerals, Inc., 9.50%, 10/1/2020(b)		1,100,000	682,000
Northland Resources AB, 4.00%, 10/15/2020(c)(f)(g)		1,055,311	7,651
Thompson Creek Metals Co., Inc.
7.38%, 6/1/2018(b)		890,000	137,950
12.50%, 5/1/2019(b)		100,000	17,000
			2,646,313
Multiline Retail - 0.0%†
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(b)(c)		250,000	190,625

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Multiline Retail (continued)
8.75%, 10/15/2021PIK(b)(c)		$55,000	$35,200
			225,825
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc., 6.25%, 6/1/2021(f)		3,300,000	16,500
CrownRock LP / CrownRock Finance, Inc.
7.13%, 4/15/2021(c)		1,650,000	1,468,500
7.75%, 2/15/2023(c)		300,000	268,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co LLC, 10.00%, 6/1/2020		1,100,000	330,000
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/2021(c)		4,070,000	3,250,912
Petroleos de Venezuela S.A.
5.38%, 4/12/2027		200,000	58,500
6.00%, 5/16/2024		270,000	80,325
6.00%, 11/15/2026		710,000	210,444
9.00%, 11/17/2021		270,000	91,058
SandRidge Energy, Inc., 8.75%, 6/1/2020(c)		1,600,000	304,000
			6,078,739
Real Estate Investment Trusts (REITs) - 0.3%
Vonovia SE, 13.00%, 1/15/2023	GBP	1,569,624	2,599,998

Semiconductors & Semiconductor Equipment - 0.0%†
SunEdison, Inc.
2.00%, 10/1/2018(b)		$165,000	47,850
2.38%, 4/15/2022(b)(c)		1,250,000	275,000
3.38%, 6/1/2025(b)(c)		820,000	186,038
			508,888
Specialty Retail - 0.2%
Claire’s Stores, Inc., 9.00%, 3/15/2019(c)		400,000	241,000
Guitar Center, Inc., 6.50%, 4/15/2019(b)(c)		1,500,000	1,271,250
L Brands, Inc., 6.88%, 11/1/2035(c)		600,000	622,500
			2,134,750
Textiles, Apparel & Luxury Goods - 0.1%
Boardriders S.A., 8.88%, 12/15/2017	EUR	795,000	720,629

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc., 8.38%, 8/15/2017		$1,600,000	1,556,000

TOTAL CORPORATE BONDS (cost $104,222,034)			86,904,090

MUNICIPAL BONDS - 0.3%
Puerto Rico - 0.3%
Puerto Rico Commonwealth General Obligation, Series B,
5.00%, 7/1/2035(b)		5,000	3,146
5.25%, 7/1/2032(b)		5,000	3,151
Puerto Rico Commonwealth Public Improvement, General Obligation, Series A,
5.00%, 7/1/2031(b)		5,000	3,145
	PRINCIPAL AMOUNT		VALUE
Puerto Rico (continued)
5.00%, 7/1/2033(b)		$355,000	$223,338
5.00%, 7/1/2034(b)		40,000	25,166
5.00%, 7/1/2041(b)		35,000	21,937
5.13%, 7/1/2031(b)		50,000	31,512
5.13%, 7/1/2037(b)		185,000	116,626
5.75%, 7/1/2041(b)		25,000	15,853
Puerto Rico Public Buildings Authority, Revenue Bonds, Series R,
5.65%, 7/1/2028(b)		1,000,000	570,520
5.70%, 7/1/2028(b)		1,080,000	616,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series B,
5.25%, 8/1/2040(b)		295,000	187,537
6.00%, 8/1/2034(b)		5,000	2,966
6.00%, 8/1/2038(b)		55,000	32,611
6.05%, 8/1/2036(b)		70,000	41,514
6.05%, 8/1/2037(b)		1,110,000	658,208
6.05%, 8/1/2038(b)		215,000	127,478
6.05%, 8/1/2039(b)		80,000	47,438
6.13%, 8/1/2030(b)		5,000	2,966
TOTAL MUNICIPAL BONDS (cost $3,079,531)			2,731,112

SOVEREIGN GOVERNMENTS - 4.5%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/2050	BRL	3,150,000	1,839,142

Dominican Republic - 0.1%
Dominican Republic Bond, 11.38%, 7/6/2029	DOP	15,100,000	342,350
Dominican Republic International Bond
10.38%, 3/6/2026(c)		7,000,000	150,858
11.50%, 5/10/2024		4,300,000	99,233
15.00%, 4/5/2019		21,600,000	539,846
16.00%, 7/10/2020		1,100,000	29,678
			1,161,965
France - 0.2%
France Government Bond OAT, 2.10%, 7/25/2023	EUR	1,644,855	2,147,814

Germany - 0.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/2023		1,552,770	1,789,070

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro
0.65%, 11/1/2020		1,210,000	1,324,334
2.00%, 12/1/2025		1,840,000	2,100,829
2.10%, 9/15/2016		577,951	632,794
2.35%, 9/15/2019		2,113,816	2,502,399
2.50%, 12/1/2024		1,350,000	1,612,810
3.75%, 3/1/2021		830,000	1,045,717
3.75%, 5/1/2021		870,000	1,099,394
			10,318,277
Mexico - 0.6%
Mexican Bonos, 10.00%, 12/5/2024	MXN	59,651,200	4,211,864
Mexican Udibonos, 3.50%, 12/14/2017		11,955,729	682,797
			4,894,661

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Spain - 1.2%
Spain Government Bond,
1.15%, 7/30/2020	EUR	1,730,000	$1,932,030
2.15%, 10/31/2025(c)		1,320,000	1,509,326
2.75%, 10/31/2024(c)		1,900,000	2,286,944
5.50%, 4/30/2021(c)		1,580,000	2,142,838
Spain Government Inflation Linked Bond, 0.55%, 11/30/2019 (c)		2,192,409	2,433,607
			10,304,745
United Kingdom - 0.6%
United Kingdom Gilt Inflation Linked Bond, Series 3MO
1.88%, 11/22/2022	GBP	631,630	1,088,471
6.58%, 7/17/2024		900,000	4,376,186
			5,464,657
Venezuela - 0.2%
Venezuela Government International Bond
6.00%, 12/9/2020		$130,000	42,575
7.00%, 3/31/2038		30,000	9,825
7.65%, 4/21/2025		190,000	63,650
7.75%, 10/13/2019		2,220,000	760,350
8.25%, 10/13/2024		720,000	244,800
9.00%, 5/7/2023		600,000	207,000
9.25%, 9/15/2027		10,000	3,725
9.25%, 5/7/2028		480,000	168,000
9.38%, 1/13/2034		110,000	38,610
11.75%, 10/21/2026		60,000	22,350
11.95%, 8/5/2031		280,000	105,000
12.75%, 8/23/2022		70,000	27,125
			1,693,010
TOTAL SOVEREIGN GOVERNMENTS (cost $41,544,660)			39,613,341

U.S. GOVERNMENT SECURITIES - 4.3%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2017		7,628,500	7,637,028
0.13%, 1/15/2022		1,153,548	1,141,028
0.13%, 7/15/2022		2,167,473	2,145,781
0.25%, 1/15/2025(b)		15,031,500	14,646,963
0.38%, 7/15/2025(b)		10,008,800	9,891,145
U.S. Treasury Notes 0.38%, 5/31/2016		79,000	78,982
U.S. Treasury Bonds 3.00%, 11/15/2045		2,000,000	2,102,188
TOTAL U.S. GOVERNMENT SECURITIES (cost $37,935,148)			37,643,115

	CONTRACTS
PURCHASED OPTIONS - 0.0%†
Put Options Purchased - 0.0%†
1 Year Euro-Dollar Midcurve, 3/11/2016 @ 98.50*		185	1,157
3/11/2016 @ 98.88*		185	10,406
TOTAL PURCHASED OPTIONS (premiums paid $37,832)			11,563
	NOTIONAL AMOUNT		VALUE
PURCHASED SWAPTIONS - 0.1%
Interest Rate Swaptions - 0.1%
Expiring 04/03/2017. If exercised the Fund pays semi-annually fixed 6 month LIBOR and receives semi-annually 0.27% terminating 04/05/2019, European Style. Counterparty: Morgan Stanley	JPY	2,559,000,000	$149,236
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 0.75% terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.	CAD	10,300,000	23,833
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 1.25% terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.		10,300,000	83,982
Expiring 09/02/2016. If exercised the Fund pays semi-annually 6 month EURIBOR and receives annually 0.55% terminating 09/06/2021, European Style. Counterparty: Morgan Stanley	EUR	4,800,000	108,733
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.69% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		$25,000,000	65,042
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 months LIBOR and receives semi-annually 1.69% terminating 10/29/2019, European Style. Counterparty: Morgan Stanley		25,000,000	96,845
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 month LIBOR terminating 10/29/2019, European Style. Counterparty: Morgan Stanley		25,000,000	59,050
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		25,000,000	92,820
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2019, European Style. Counterparty: Morgan Stanley		24,500,000	90,770
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		24,500,000	60,733

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	NOTIONAL AMOUNT	VALUE
Interest Rate Swaptions (continued)
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quaterly fixed 3 months LIBOR terminating 10/29/2019, European Style. Counterparty: Morgan Stanley	$24,500,000	$60,764
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quaterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley	24,500,000	94,875
TOTAL PURCHASED SWAPTIONS (premiums paid $929,959)		986,683

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government & Agency Securities - 2.0%
Federal Home Loan Banks Discount Notes
0.31%, due 03/09/16(h)	$15,100,000	15,095,546
0.59%, due 06/22/16(h)	2,500,000	2,496,045
TOTAL SHORT-TERM INVESTMENTS (cost $17,589,449)		17,591,591

TOTAL INVESTMENT IN SECURITIES (cost $864,188,549)		819,100,923

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (49.4%)
Aerospace & Defense - (1.1%)
Boeing Co./The	(14,038)	(1,686,385)
BWX Technologies, Inc.	(16,670)	(499,100)
Embraer S.A. (ADR)	(20,048)	(576,981)
General Dynamics Corp.	(12,500)	(1,672,125)
Rockwell Collins, Inc.	(12,939)	(1,046,506)
Spirit AeroSystems Holdings, Inc., Class A*	(35,062)	(1,486,629)
TASER International, Inc.*	(12,377)	(190,482)
Triumph Group, Inc.	(32,633)	(832,141)
United Technologies Corp.	(18,653)	(1,635,682)
		(9,626,031)
Air Freight & Logistics - (0.4%)
CH Robinson Worldwide, Inc.	(6,800)	(440,436)
Expeditors International of Washington, Inc.	(36,253)	(1,635,735)
FedEx Corp.	(12,576)	(1,671,099)
		(3,747,270)
Airlines - (0.1%)
Spirit Airlines, Inc.*	(26,000)	(1,086,800)

Auto Components - (0.1%)
Autoliv, Inc.	(4,000)	(411,120)
Goodyear Tire & Rubber Co./The	(9,900)	(281,259)
Tenneco, Inc.*	(12,354)	(472,046)
		(1,164,425)
Automobiles - (0.1%)
Harley-Davidson, Inc.	(7,900)	(316,000)

	SHARES	VALUE
Automobiles (continued)
Tata Motors Ltd. (ADR)*	(15,000)	$(374,700)
Tesla Motors, Inc.*	(2,200)	(420,640)
		(1,111,340)
Banks - (1.7%)
Banco Bradesco S.A. (ADR)	(83,900)	(383,423)
Bancolombia S.A. (ADR)	(7,175)	(211,663)
Bank of Montreal	(22,691)	(1,214,422)
Bank of Nova Scotia/The	(14,893)	(608,230)
Barclays plc (ADR)	(33,104)	(356,861)
Canadian Imperial Bank of Commerce	(6,594)	(427,621)
CIT Group, Inc.	(10,100)	(296,435)
Citigroup, Inc.	(18,334)	(780,662)
Cullen/Frost Bankers, Inc.	(6,648)	(318,173)
East West Bancorp, Inc.	(11,005)	(356,782)
First Republic Bank	(6,300)	(428,400)
Grupo Financiero Galicia S.A. (ADR)	(2,432)	(66,369)
HDFC Bank Ltd. (ADR)	(18,513)	(1,116,889)
ICICI Bank Ltd. (ADR)	(60,500)	(402,325)
ING Groep N.V. (ADR)	(37)	(429)
Itau Unibanco Holding S.A. (ADR)	(47,974)	(301,756)
JPMorgan Chase & Co.	(18,655)	(1,109,973)
M&T Bank Corp.	(3,300)	(363,594)
Popular, Inc.	(20,235)	(508,708)
PrivateBancorp, Inc.	(4,097)	(154,170)
Prosperity Bancshares, Inc.	(3,072)	(130,253)
Regions Financial Corp.	(84,222)	(683,883)
Royal Bank of Canada	(31,899)	(1,634,505)
Synovus Financial Corp.	(35,200)	(1,074,656)
Toronto-Dominion Bank./The	(7,436)	(281,378)
U.S. Bancorp	(10,400)	(416,624)
Wells Fargo & Co.	(22,502)	(1,130,275)
		(14,758,459)
Beverages - (0.8%)
Anheuser-Busch InBev S.A./N.V. (ADR)	(11,063)	(1,392,168)
Brown-Forman Corp., Class B	(21,708)	(2,123,911)
Diageo plc (ADR)	(4,822)	(519,185)
Monster Beverage Corp.*	(9,911)	(1,338,282)
PepsiCo, Inc.	(16,547)	(1,643,117)
		(7,016,663)
Biotechnology - (1.8%)
ACADIA Pharmaceuticals, Inc.*	(53,356)	(1,103,936)
Agios Pharmaceuticals, Inc.*	(12,900)	(544,638)
Alkermes plc*	(33,865)	(1,084,019)
Alnylam Pharmaceuticals, Inc.*	(24,740)	(1,705,576)
BioMarin Pharmaceutical, Inc.*	(21,975)	(1,626,589)
Bluebird Bio, Inc.*	(14,200)	(587,312)
Celldex Therapeutics, Inc.*	(33,167)	(275,286)
Cepheid*	(14,591)	(429,705)
Chimerix, Inc.*	(49,800)	(383,460)
Dynavax Technologies Corp.*	(14,100)	(339,669)
Incyte Corp.*	(10,770)	(759,931)
Ionis Pharmaceuticals, Inc.*	(12,986)	(505,545)
Medivation, Inc.*	(714)	(23,348)
Neurocrine Biosciences, Inc.*	(43,551)	(1,853,095)
Novavax, Inc.*	(54,600)	(281,190)
OPKO Health, Inc.*	(92,509)	(743,772)
Puma Biotechnology, Inc.*	(13,600)	(567,664)
Sarepta Therapeutics, Inc.*	(43,200)	(513,216)
Seattle Genetics, Inc.*	(33,692)	(1,111,162)
United Therapeutics Corp.*	(9,563)	(1,177,970)
		(15,617,083)
Building Products - (0.3%)
Fortune Brands Home & Security, Inc.	(7,400)	(359,566)
Lennox International, Inc.	(4,112)	(492,700)
Owens Corning	(17,200)	(794,468)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Building Products (continued)
USG Corp.*	(39,716)	$(710,519)
		(2,357,253)
Capital Markets - (1.5%)
Affiliated Managers Group, Inc.*	(4,570)	(613,248)
Bank of New York Mellon Corp./The	(418)	(15,140)
BlackRock, Inc.	(5,337)	(1,677,206)
Credit Suisse Group AG (ADR)*	(29,414)	(523,569)
Deutsche Bank AG	(50,177)	(897,666)
Eaton Vance Corp.	(16,345)	(468,448)
Federated Investors, Inc., Class B	(9,564)	(241,874)
Financial Engines, Inc.	(6,474)	(174,604)
Franklin Resources, Inc.	(42,899)	(1,486,879)
Goldman Sachs Group, Inc./The	(10,267)	(1,658,736)
Interactive Brokers Group, Inc., Class A	(12,021)	(387,918)
Janus Capital Group, Inc.	(49,847)	(627,574)
LPL Financial Holdings, Inc.	(35,011)	(1,065,035)
Morgan Stanley	(16,547)	(428,236)
Northern Trust Corp.	(11,300)	(701,504)
State Street Corp.	(21,309)	(1,187,551)
T Rowe Price Group, Inc.	(6,300)	(446,985)
TD Ameritrade Holding Corp.	(8,145)	(224,639)
WisdomTree Investments, Inc.	(58,579)	(702,948)
		(13,529,760)
Chemicals - (1.0%)
Agrium, Inc.	(8,600)	(747,082)
Albemarle Corp.	(47,381)	(2,494,136)
Ecolab, Inc.	(12,392)	(1,336,725)
FMC Corp.	(37,755)	(1,348,608)
Monsanto Co.	(10,670)	(966,702)
Mosaic Co./The	(36,922)	(889,820)
Platform Specialty Products Corp.*	(150,800)	(1,150,604)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(281)	(4,561)
		(8,938,238)
Commercial Services & Supplies - (0.2%)
ADT Corp./The	(23,014)	(680,754)
Republic Services, Inc.	(10,900)	(476,330)
Tyco International plc	(13,400)	(460,826)
		(1,617,910)
Communications Equipment - (0.7%)
Ciena Corp.*	(77,936)	(1,384,923)
Finisar Corp.*	(17,510)	(222,377)
Infinera Corp.*	(33,458)	(512,576)
InterDigital, Inc.	(2,806)	(126,382)
Juniper Networks, Inc.	(71,795)	(1,694,362)
Motorola Solutions, Inc.	(8,984)	(599,862)
Nokia OYJ (ADR)	(79,662)	(573,566)
Palo Alto Networks, Inc.*	(6,079)	(908,750)
Telefonaktiebolaget LM Ericsson (ADR)	(29,794)	(265,167)
		(6,287,965)
Construction & Engineering - (0.4%)
Chicago Bridge & Iron Co. N.V.	(49,382)	(1,917,009)
Dycom Industries, Inc.*	(6,900)	(457,194)
Jacobs Engineering Group, Inc.*	(22,900)	(898,367)
MasTec, Inc.*	(22,934)	(354,101)
Quanta Services, Inc.*	(10,272)	(192,087)
		(3,818,758)
Construction Materials - (0.2%)
Eagle Materials, Inc.	(12,478)	(668,072)
Martin Marietta Materials, Inc.	(6,776)	(850,930)
		(1,519,002)
Consumer Finance - (0.1%)
PRA Group, Inc.*	(17,618)	(524,135)
	SHARES	VALUE
Consumer Finance (continued)
Santander Consumer U.S.A. Holdings, Inc.*	(25,300)	$(264,385)
SLM Corp.*	(37,527)	(240,173)
		(1,028,693)
Containers & Packaging - (0.1%)
Ball Corp.	(4,700)	(314,101)
Crown Holdings, Inc.*	(11,944)	(547,991)
International Paper Co.	(10,900)	(372,889)
		(1,234,981)
Diversified Consumer Services - (0.2%)
Grand Canyon Education, Inc.*	(446)	(16,792)
H&R Block, Inc.	(18,559)	(631,934)
Service Corp. International	(1,795)	(43,421)
Sotheby’s	(25,430)	(597,351)
		(1,289,498)
Diversified Financial Services - (0.8%)
Berkshire Hathaway, Inc., Class B*	(12,797)	(1,660,667)
CBOE Holdings, Inc.	(23,523)	(1,567,102)
CME Group, Inc.	(12,519)	(1,124,832)
FactSet Research Systems, Inc.	(6,099)	(919,119)
McGraw Hill Financial, Inc.	(19,574)	(1,664,182)
		(6,935,902)
Diversified Telecommunication Services - (0.2%)
BCE, Inc.	(28,149)	(1,134,405)
China Unicom Hong Kong Ltd. (ADR)	(8,572)	(95,064)
Telefonica Brasil S.A. (ADR)	(32,384)	(282,388)
Telesites SAB de CV*	(18,463)	(11,207)
		(1,523,064)
Electric Utilities - (0.6%)
CPFL Energia S.A. (ADR)*	(7,649)	(62,722)
Duke Energy Corp.	(17,992)	(1,354,798)
Entergy Corp.	(5,800)	(409,364)
Eversource Energy	(30,373)	(1,634,068)
Exelon Corp.	(1,241)	(36,696)
FirstEnergy Corp.	(13,900)	(459,534)
IDACORP, Inc.	(2,865)	(199,375)
Portland General Electric Co.	(3,670)	(142,653)
PPL Corp.	(9,752)	(341,905)
Xcel Energy, Inc.	(23,046)	(880,818)
		(5,521,933)
Electrical Equipment - (0.6%)
ABB Ltd. (ADR)*	(30,878)	(534,189)
Acuity Brands, Inc.	(8,497)	(1,720,048)
Generac Holdings, Inc.*	(20,555)	(584,173)
Regal Beloit Corp.	(170)	(9,556)
Rockwell Automation, Inc.	(17,315)	(1,654,795)
Sensata Technologies Holding N.V.*	(4,976)	(182,619)
SolarCity Corp.*	(10,539)	(375,715)
		(5,061,095)
Electronic Equipment, Instruments & Components - (0.7%)
Belden, Inc.	(1,068)	(45,625)
Cognex Corp.	(12,337)	(397,868)
Corning, Inc.	(92,679)	(1,724,756)
Hollysys Automation Technologies Ltd.	(3,097)	(57,016)
IPG Photonics Corp.*	(11,573)	(935,446)
SYNNEX Corp.	(6,362)	(534,090)
Tech Data Corp.*	(8,012)	(499,949)
Universal Display Corp.*	(11,233)	(551,540)
Zebra Technologies Corp., Class A*	(25,302)	(1,528,241)
		(6,274,531)
Energy Equipment & Services - (0.3%)
Ensco plc, Class A	(56,439)	(551,974)
National Oilwell Varco, Inc.	(22,800)	(741,912)
Rowan Cos. plc, Class A	(6,065)	(76,722)
RPC, Inc.	(7,742)	(96,543)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Energy Equipment & Services (continued)
Schlumberger Ltd.	(2,671)	$(193,033)
Superior Energy Services, Inc.	(12,176)	(125,535)
Tenaris S.A. (ADR)	(60)	(1,250)
Weatherford International plc*	(58,445)	(393,919)
		(2,180,888)
Food & Staples Retailing - (0.5%)
Kroger Co./The	(1,216)	(47,193)
Sysco Corp.	(11,400)	(453,834)
United Natural Foods, Inc.*	(10,343)	(362,212)
Walgreens Boots Alliance, Inc.	(5,113)	(407,608)
Wal-Mart Stores, Inc.	(13,600)	(902,496)
Whole Foods Market, Inc.	(62,151)	(1,821,646)
		(3,994,989)
Food Products - (1.1%)
Archer-Daniels-Midland Co.	(15,200)	(537,320)
BRF S.A. (ADR)	(91,034)	(1,104,242)
General Mills, Inc.	(29,207)	(1,650,488)
Hain Celestial Group, Inc./The*	(53,470)	(1,945,239)
Hershey Co./The	(18,534)	(1,633,031)
Hormel Foods Corp.	(1,218)	(97,939)
Ingredion, Inc.	(1,410)	(142,015)
Kellogg Co.	(2,571)	(188,814)
McCormick & Co., Inc.	(18,880)	(1,660,874)
Mead Johnson Nutrition Co.	(9,900)	(717,651)
		(9,677,613)
Gas Utilities - (0.3%)
Atmos Energy Corp.	(13,976)	(967,419)
National Fuel Gas Co.	(21,557)	(977,179)
Questar Corp.	(23,000)	(468,970)
WGL Holdings, Inc.	(6,051)	(404,146)
		(2,817,714)
Health Care Equipment & Supplies - (1.2%)
Abbott Laboratories	(27,678)	(1,047,612)
Alere, Inc.*	(18,103)	(673,432)
Align Technology, Inc.*	(7,782)	(514,701)
Becton Dickinson and Co.	(11,041)	(1,605,030)
Cooper Cos., Inc./The	(10,361)	(1,358,845)
CR Bard, Inc.	(1,474)	(270,140)
DexCom, Inc.*	(23,188)	(1,652,841)
Hologic, Inc.*	(40,408)	(1,371,448)
STERIS plc	(8,670)	(600,311)
Teleflex, Inc.	(2,600)	(352,794)
Zimmer Biomet Holdings, Inc.	(12,504)	(1,241,147)
		(10,688,301)
Health Care Providers & Services - (1.8%)
Acadia Healthcare Co., Inc.*	(7,200)	(439,416)
AmerisourceBergen Corp.	(16,942)	(1,517,325)
Amsurg Corp.*	(18,117)	(1,325,983)
Brookdale Senior Living, Inc.*	(69,500)	(1,131,460)
Community Health Systems, Inc.*	(91,029)	(1,955,303)
DaVita HealthCare Partners, Inc.*	(9,321)	(625,626)
Envision Healthcare Holdings, Inc.*	(28,400)	(627,640)
HealthSouth Corp.	(13,762)	(492,542)
Henry Schein, Inc.*	(2,400)	(363,456)
Laboratory Corp of America Holdings*	(8,514)	(956,548)
McKesson Corp.	(9,504)	(1,529,954)
MEDNAX, Inc.*	(29,818)	(2,071,158)
Patterson Cos., Inc.	(12,789)	(543,021)
Quest Diagnostics, Inc.	(5,000)	(328,350)
Tenet Healthcare Corp.*	(49,397)	(1,339,647)
Universal Health Services, Inc., Class B	(1,048)	(118,047)
WellCare Health Plans, Inc.*	(6,240)	(474,115)
		(15,839,591)
Health Care Technology - (0.2%)
Allscripts Healthcare Solutions, Inc.*	(22,349)	(307,969)
	SHARES	VALUE
Health Care Technology (continued)
Cerner Corp.*	(28,102)	$(1,630,197)
		(1,938,166)
Hotels, Restaurants & Leisure - (1.3%)
Brinker International, Inc.	(7,300)	(363,102)
Buffalo Wild Wings, Inc.*	(4,282)	(652,149)
Carnival Corp.	(6,500)	(312,845)
Chipotle Mexican Grill, Inc.*	(4,459)	(2,019,793)
Domino’s Pizza, Inc.	(14,678)	(1,672,264)
Dunkin’ Brands Group, Inc.	(9,606)	(378,092)
Las Vegas Sands Corp.	(2,659)	(119,921)
Melco Crown Entertainment Ltd. (ADR)	(79,494)	(1,211,489)
Panera Bread Co., Class A*	(2,413)	(468,122)
Papa John’s International, Inc.	(10,247)	(489,294)
Red Robin Gourmet Burgers, Inc.*	(469)	(28,956)
Royal Caribbean Cruises Ltd.	(4,200)	(344,232)
Starbucks Corp.	(774)	(47,036)
Texas Roadhouse, Inc.	(12,495)	(460,191)
Wyndham Worldwide Corp.	(21,416)	(1,389,898)
Wynn Resorts Ltd.	(25,534)	(1,719,460)
		(11,676,844)
Household Durables - (1.0%)
DR Horton, Inc.	(26,400)	(726,264)
Garmin Ltd.	(17,800)	(626,204)
Helen of Troy Ltd.*	(14,265)	(1,274,863)
Meritage Homes Corp.*	(8,850)	(292,139)
Mohawk Industries, Inc.*	(9,791)	(1,629,320)
Newell Rubbermaid, Inc.	(36,923)	(1,431,874)
PulteGroup, Inc.	(42,600)	(713,976)
Sony Corp. (ADR)	(20,817)	(497,110)
Tupperware Brands Corp.	(12,865)	(597,322)
Whirlpool Corp.	(3,900)	(524,121)
		(8,313,193)
Independent Power and Renewable Electricity Producers - (0.1%)
Dynegy, Inc.*	(61,550)	(728,752)

Industrial Conglomerates - (0.4%)
3M Co.	(10,286)	(1,553,186)
General Electric Co.	(54,047)	(1,572,768)
Koninklijke Philips N.V. (NYRS)	(28,186)	(752,002)
		(3,877,956)
Insurance - (1.6%)
Aflac, Inc.	(13,601)	(788,314)
American International Group, Inc.	(7,500)	(423,600)
AmTrust Financial Services, Inc.	(13,909)	(795,456)
Aon plc	(14,357)	(1,260,975)
Arch Capital Group Ltd.*	(10,275)	(694,076)
Assured Guaranty Ltd.	(40,904)	(972,697)
Brown & Brown, Inc.	(13,612)	(411,763)
China Life Insurance Co., Ltd. (ADR)	(661)	(7,998)
Chubb Ltd.	(7,066)	(798,953)
Everest Re Group Ltd.	(2,977)	(532,704)
First American Financial Corp.	(10,346)	(355,592)
FNF Group	(14,508)	(469,769)
Hartford Financial Services Group, Inc./The	(37,180)	(1,493,892)
Loews Corp.	(17,156)	(634,944)
MBIA, Inc.*	(12,625)	(84,083)
Principal Financial Group, Inc.	(18,147)	(689,586)
Prudential Financial, Inc.	(15,771)	(1,105,232)
Torchmark Corp.	(8,300)	(451,022)
Travelers Cos., Inc./The	(15,435)	(1,652,162)
Willis Towers Watson plc	(1)	(114)
WR Berkley Corp.	(12,166)	(610,125)
		(14,233,057)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Internet & Catalog Retail - (0.2%)
Ctrip.com International Ltd. (ADR)*	(367)	$(15,663)
Netflix, Inc.*	(4,200)	(385,728)
TripAdvisor, Inc.*	(23,138)	(1,544,693)
		(1,946,084)
Internet Software & Services - (1.2%)
Alibaba Group Holding Ltd. (ADR)*	(22,695)	(1,521,246)
GrubHub, Inc.*	(36,200)	(682,370)
j2 Global, Inc.	(10,490)	(760,630)
NetEase, Inc. (ADR)	(10,488)	(1,637,596)
Pandora Media, Inc.*	(42,899)	(416,978)
Rackspace Hosting, Inc.*	(48,432)	(978,811)
Twitter, Inc.*	(74,800)	(1,256,640)
VeriSign, Inc.*	(20,920)	(1,581,552)
Yahoo Japan Corp.	(49,406)	(189,255)
Yahoo!, Inc.*	(30,300)	(894,153)
Yelp, Inc.*	(27,600)	(578,220)
		(10,497,451)
IT Services - (1.8%)
Accenture plc, Class A	(6,413)	(676,828)
Broadridge Financial Solutions, Inc.	(100)	(5,356)
Cardtronics, Inc.*	(1,362)	(41,963)
Cognizant Technology Solutions Corp., Class A*	(26,034)	(1,648,212)
Fidelity National Information Services, Inc.	(26,182)	(1,563,851)
FleetCor Technologies, Inc.*	(13,422)	(1,648,758)
Global Payments, Inc.	(27,489)	(1,620,477)
Infosys Ltd. (ADR)	(72,415)	(1,296,953)
International Business Machines Corp.	(13,194)	(1,646,479)
MAXIMUS, Inc.	(13,876)	(740,562)
Teradata Corp.*	(97,467)	(2,372,347)
Total System Services, Inc.	(35,055)	(1,407,809)
Vantiv, Inc., Class A*	(8,678)	(408,300)
Western Union Co./The	(33,543)	(598,407)
		(15,676,302)
Leisure Products - (0.3%)
Hasbro, Inc.	(22,288)	(1,655,553)
Polaris Industries, Inc.	(9,900)	(731,016)
Smith & Wesson Holding Corp.*	(16,700)	(360,052)
		(2,746,621)
Life Sciences Tools & Services - (0.3%)
ICON plc*	(12,018)	(794,029)
PerkinElmer, Inc.	(5,798)	(280,160)
Waters Corp.*	(12,586)	(1,525,549)
		(2,599,738)
Machinery - (1.6%)
AGCO Corp.	(55,999)	(2,731,071)
Caterpillar, Inc.	(20,428)	(1,271,439)
Colfax Corp.*	(7,000)	(154,980)
Crane Co.	(391)	(18,674)
Cummins, Inc.	(19,407)	(1,744,495)
Donaldson Co., Inc.	(1,267)	(35,704)
Kennametal, Inc.	(3,683)	(65,189)
Lincoln Electric Holdings, Inc.	(12,745)	(678,544)
Manitowoc Co., Inc./The	(61,419)	(966,735)
Nordson Corp.	(11,023)	(666,120)
PACCAR, Inc.	(8,300)	(407,281)
Pentair plc	(26,948)	(1,269,790)
Stanley Black & Decker, Inc.	(16,758)	(1,580,950)
Trinity Industries, Inc.	(4,821)	(103,266)
Valmont Industries, Inc.	(106)	(11,298)
WABCO Holdings, Inc.*	(14,701)	(1,317,945)
Wabtec Corp.	(7,169)	(458,457)
	SHARES	VALUE
Machinery (continued)
Woodward, Inc.	(1,338)	$(61,802)
		(13,543,740)
Media - (2.0%)
AMC Networks, Inc., Class A*	(21,242)	(1,546,205)
CBS Corp., Class B	(14,940)	(709,650)
Charter Communications, Inc., Class A*	(12,805)	(2,194,265)
Comcast Corp., Class A	(29,404)	(1,638,097)
Discovery Communications, Inc., Class A*	(3,343)	(92,233)
Discovery Communications, Inc., Class C*	(13,400)	(364,614)
IMAX Corp.*	(11,460)	(355,948)
Liberty Global plc, Class A*	(35,468)	(1,220,454)
Lions Gate Entertainment Corp.	(33,127)	(866,271)
Live Nation Entertainment, Inc.*	(11,459)	(260,119)
MSG Networks, Inc., Class A*	(19,851)	(347,194)
Regal Entertainment Group, Class A	(16,214)	(279,691)
Scripps Networks Interactive, Inc., Class A	(8,300)	(506,051)
Sinclair Broadcast Group, Inc., Class A	(24,169)	(797,577)
TEGNA, Inc.	(36,297)	(871,491)
Thomson Reuters Corp.	(34,218)	(1,279,753)
Twenty-First Century Fox, Inc., Class B	(15,500)	(420,050)
Viacom, Inc., Class B	(36,203)	(1,652,305)
Walt Disney Co./The	(17,240)	(1,651,937)
		(17,053,905)
Metals & Mining - (0.5%)
Alcoa, Inc.	(46,100)	(336,069)
Allegheny Technologies, Inc.	(25,229)	(236,648)
Barrick Gold Corp.	(101,800)	(1,008,838)
BHP Billiton Ltd. (ADR)	(41,897)	(917,964)
Compass Minerals International, Inc.	(3,485)	(260,852)
Goldcorp, Inc.	(55,600)	(630,504)
Reliance Steel & Aluminum Co.	(1,781)	(101,410)
Southern Copper Corp.	(28,100)	(728,352)
		(4,220,637)
Multiline Retail - (1.0%)
Big Lots, Inc.	(27,990)	(1,085,452)
Dillard’s, Inc., Class A	(26,960)	(1,898,254)
Dollar Tree, Inc.*	(353)	(28,706)
J.C. Penney Co., Inc.*	(67,800)	(492,228)
Macy’s, Inc.	(40,751)	(1,646,748)
Nordstrom, Inc.	(42,300)	(2,076,930)
Target Corp.	(22,715)	(1,645,020)
		(8,873,338)
Multi-Utilities - (1.4%)
Alliant Energy Corp.	(3,400)	(222,156)
CMS Energy Corp.	(14,500)	(563,760)
Dominion Resources, Inc.	(22,730)	(1,640,424)
DTE Energy Co.	(7,106)	(604,081)
National Grid plc (ADR)	(16,809)	(1,190,246)
NiSource, Inc.	(83,229)	(1,748,641)
NorthWestern Corp.	(124)	(6,924)
Public Service Enterprise Group, Inc.	(39,943)	(1,649,646)
SCANA Corp.	(12,146)	(764,591)
Sempra Energy	(17,371)	(1,645,902)
Vectren Corp.	(5,482)	(229,367)
WEC Energy Group, Inc.	(29,479)	(1,628,125)
		(11,893,863)
Oil, Gas & Consumable Fuels - (2.8%)
Cabot Oil & Gas Corp.	(22,300)	(462,725)
Canadian Natural Resources Ltd.	(2,492)	(52,980)
Carrizo Oil & Gas, Inc.*	(22,900)	(621,277)
Cheniere Energy, Inc.*	(33,500)	(1,006,675)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	(4,500)	$(389,115)
CNOOC Ltd. (ADR)	(2,159)	(219,290)
ConocoPhillips	(15,839)	(618,988)
Continental Resources, Inc.*	(74,270)	(1,567,840)
CVR Energy, Inc.	(10,546)	(369,321)
Devon Energy Corp.	(55,644)	(1,552,467)
Enbridge, Inc.	(48,790)	(1,688,134)
Energen Corp.	(33,158)	(1,169,483)
Exxon Mobil Corp.	(2,925)	(227,711)
Golar LNG Ltd.	(33,144)	(617,141)
Gulfport Energy Corp.*	(29,900)	(883,545)
Hess Corp.	(35,732)	(1,518,610)
HollyFrontier Corp.	(7,745)	(270,843)
InterOil Corp.*	(7,618)	(232,349)
Kinder Morgan, Inc.	(54,512)	(896,722)
Murphy Oil Corp.	(25,400)	(498,094)
Newfield Exploration Co.*	(55,787)	(1,621,728)
Oasis Petroleum, Inc.*	(66,500)	(355,775)
Occidental Petroleum Corp.	(5,200)	(357,916)
ONEOK, Inc.	(24,850)	(619,013)
PBF Energy, Inc., Class A	(43,785)	(1,532,037)
Phillips 66	(16,853)	(1,350,768)
Royal Dutch Shell plc, Class A	(5,427)	(118,763)
Royal Dutch Shell plc, Class A (ADR)	(37,214)	(1,634,811)
RSP Permian, Inc.*	(14,400)	(339,120)
Ship Finance International Ltd.	(7,741)	(103,652)
SM Energy Co.	(6,100)	(85,278)
Spectra Energy Corp.	(1,569)	(43,069)
Statoil ASA (ADR)	(83,428)	(1,134,621)
Tesoro Corp.	(1,333)	(116,304)
TransCanada Corp.	(10,773)	(372,315)
		(24,648,480)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(5,900)	(502,975)
Herbalife Ltd.*	(35,643)	(1,647,063)
Unilever plc (ADR)	(37,483)	(1,659,372)
		(3,809,410)
Pharmaceuticals - (1.1%)
AstraZeneca plc (ADR)	(50,676)	(1,632,781)
Dr Reddy’s Laboratories Ltd. (ADR)	(11,588)	(520,649)
Endo International plc*	(15,700)	(870,879)
Impax Laboratories, Inc.*	(17,570)	(658,348)
Mylan N.V.*	(6,400)	(337,216)
Nektar Therapeutics*	(2,886)	(39,365)
Novartis AG (ADR)	(21,067)	(1,642,594)
Novo Nordisk A/S (ADR)	(27,438)	(1,532,961)
Shire plc (ADR)	(9,647)	(1,623,590)
Valeant Pharmaceuticals International, Inc.*	(5,675)	(511,998)
		(9,370,381)
Professional Services - (0.6%)
Equifax, Inc.	(14,236)	(1,506,169)
Nielsen Holdings plc	(34,411)	(1,657,234)
Verisk Analytics, Inc., Class A*	(22,647)	(1,653,231)
		(4,816,634)
Real Estate Investment Trusts (REITs) - (0.8%)
American Capital Agency Corp.	(24,100)	(411,387)
Digital Realty Trust, Inc.	(5,200)	(416,416)
EPR Properties	(6,700)	(401,665)
Equinix, Inc.	(1,100)	(341,627)
HCP, Inc.	(20,600)	(740,364)
Host Hotels & Resorts, Inc.	(23,600)	(326,860)
Iron Mountain, Inc.	(13,400)	(369,036)
Mid-America Apartment Communities, Inc.	(4,300)	(403,426)
National Retail Properties, Inc.	(11,300)	(485,222)
	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
New Residential Investment Corp.	(35,600)	$(405,484)
NorthStar Realty Finance Corp.	(52,300)	(620,801)
Realty Income Corp.	(7,400)	(412,846)
RLJ Lodging Trust	(17,500)	(320,075)
Senior Housing Properties Trust	(24,800)	(359,104)
SL Green Realty Corp.	(3,700)	(357,457)
Ventas, Inc.	(10,300)	(569,796)
		(6,941,566)
Real Estate Management & Development - (0.0%)†
Brookfield Asset Management, Inc., Class A	(7,770)	(232,789)
St. Joe Co./The*	(8,060)	(128,235)
		(361,024)
Road & Rail - (0.8%)
Avis Budget Group, Inc.*	(70,806)	(1,860,074)
Canadian National Railway Co.	(6,772)	(362,234)
Canadian Pacific Railway Ltd.	(13,396)	(1,603,903)
CSX Corp.	(61,126)	(1,407,120)
Genesee & Wyoming, Inc., Class A*	(9,500)	(471,010)
Hertz Global Holdings, Inc.*	(31,500)	(286,020)
Kansas City Southern	(4,900)	(347,312)
Ryder System, Inc.	(7,300)	(388,141)
Union Pacific Corp.	(9,500)	(684,000)
		(7,409,814)
Semiconductors & Semiconductor Equipment - (2.0%)
Analog Devices, Inc.	(31,153)	(1,677,901)
ARM Holdings plc (ADR)	(37,112)	(1,598,785)
ASML Holding N.V. (NYRS)	(14,381)	(1,320,751)
Avago Technologies Ltd.	(3,162)	(422,791)
Canadian Solar, Inc.*	(7,239)	(146,011)
Cavium, Inc.*	(20,192)	(1,166,492)
Cirrus Logic, Inc.*	(49,554)	(1,720,515)
Cree, Inc.*	(9,900)	(277,497)
Intel Corp.	(15,700)	(487,014)
Marvell Technology Group Ltd.	(42,300)	(374,355)
Maxim Integrated Products, Inc.	(20,203)	(674,780)
Microchip Technology, Inc.	(25,778)	(1,155,112)
NXP Semiconductors N.V.*	(17,450)	(1,304,911)
QUALCOMM, Inc.	(16,200)	(734,508)
Skyworks Solutions, Inc.	(24,888)	(1,715,281)
SunEdison, Inc.*	(46,135)	(144,403)
SunPower Corp.*	(21,368)	(543,602)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(69,655)	(1,556,789)
Texas Instruments, Inc.	(10,364)	(548,566)
		(17,570,064)
Software - (2.1%)
Activision Blizzard, Inc.	(57,580)	(2,004,936)
ANSYS, Inc.*	(11,783)	(1,039,143)
Aspen Technology, Inc.*	(7,059)	(228,994)
Cadence Design Systems, Inc.*	(5,720)	(111,883)
Check Point Software Technologies Ltd.*	(20,985)	(1,653,828)
Citrix Systems, Inc.*	(6,420)	(452,353)
Ebix, Inc.	(10,628)	(362,627)
Electronic Arts, Inc.*	(23,105)	(1,491,312)
Ellie Mae, Inc.*	(1,630)	(113,823)
Fair Isaac Corp.	(4,486)	(428,727)
FireEye, Inc.*	(21,200)	(298,708)
Fortinet, Inc.*	(46,521)	(1,309,101)
Intuit, Inc.	(5,100)	(487,101)
Manhattan Associates, Inc.*	(24,490)	(1,411,849)
Mentor Graphics Corp.	(30,037)	(522,043)
Nuance Communications, Inc.*	(43,199)	(761,598)
Oracle Corp.	(45,642)	(1,657,261)
salesforce.com, inc.*	(3,895)	(265,094)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Software (continued)
SAP SE (ADR)	(645)	$(51,471)
Synopsys, Inc.*	(13,039)	(559,373)
Take-Two Interactive Software, Inc.*	(21,400)	(742,580)
Verint Systems, Inc.*	(12,510)	(457,991)
VMware, Inc., Class A*	(258)	(11,804)
Workday, Inc., Class A*	(25,000)	(1,575,250)
		(17,998,850)
Specialty Retail - (2.6%)
Abercrombie & Fitch Co., Class A	(15,900)	(417,216)
Advance Auto Parts, Inc.	(10,854)	(1,650,351)
American Eagle Outfitters, Inc.	(36,010)	(527,186)
Ascena Retail Group, Inc.*	(22,707)	(167,578)
AutoZone, Inc.*	(1,470)	(1,128,063)
Bed Bath & Beyond, Inc.*	(40,093)	(1,730,815)
Best Buy Co., Inc.	(57,507)	(1,606,171)
CarMax, Inc.*	(31,579)	(1,395,160)
Dick’s Sporting Goods, Inc.	(29,601)	(1,156,807)
DSW, Inc., Class A	(18,800)	(451,388)
Five Below, Inc.*	(14,200)	(500,266)
GameStop Corp., Class A	(12,544)	(328,778)
Gap, Inc./The	(86,359)	(2,134,794)
GNC Holdings, Inc., Class A	(21,365)	(598,434)
Guess?, Inc.	(13,675)	(253,535)
Home Depot, Inc./The	(2,800)	(352,128)
L Brands, Inc.	(341)	(32,787)
Lithia Motors, Inc., Class A	(12,086)	(925,425)
O’Reilly Automotive, Inc.*	(5,399)	(1,408,599)
Restoration Hardware Holdings, Inc.*	(17,000)	(1,047,540)
Ross Stores, Inc.	(7,476)	(420,600)
Signet Jewelers Ltd.	(4,520)	(524,320)
Staples, Inc.	(76,852)	(685,520)
TJX Cos., Inc./The	(6,934)	(493,978)
Urban Outfitters, Inc.*	(8,934)	(204,410)
Williams-Sonoma, Inc.	(42,076)	(2,173,646)
		(22,315,495)
Technology Hardware, Storage & Peripherals - (0.5%)
Apple, Inc.	(10,531)	(1,025,088)
BlackBerry Ltd.*	(40,629)	(289,278)
Hewlett Packard Enterprise Co.	(37,900)	(521,504)
HP, Inc.	(106,749)	(1,036,533)
Lexmark International, Inc., Class A	(8,945)	(252,338)
NetApp, Inc.	(16,000)	(350,880)
Seagate Technology plc	(17,100)	(496,755)
		(3,972,376)
Textiles, Apparel & Luxury Goods - (0.9%)
Coach, Inc.	(11,900)	(440,895)
Columbia Sportswear Co.	(11,179)	(616,857)
Deckers Outdoor Corp.*	(12,886)	(637,342)
Fossil Group, Inc.*	(28,577)	(931,610)
Hanesbrands, Inc.	(32,631)	(997,530)
lululemon athletica, Inc.*	(27,055)	(1,679,304)
PVH Corp.	(4,800)	(352,224)
Ralph Lauren Corp.	(3,300)	(371,250)
Under Armour, Inc., Class A*	(3,574)	(305,327)
VF Corp.	(26,844)	(1,680,434)
		(8,012,773)
Thrifts & Mortgage Finance - (0.0%)†
Nationstar Mortgage Holdings, Inc.*	(17,236)	(174,084)
New York Community Bancorp, Inc.	(2,496)	(38,638)
		(212,722)
Trading Companies & Distributors - (0.3%)
AerCap Holdings N.V.*	(9,288)	(285,234)
Air Lease Corp.	(21,600)	(556,416)
Fastenal Co.	(40,989)	(1,662,514)
GATX Corp.	(522)	(21,392)
	SHARES	VALUE
Trading Companies & Distributors (continued)
WW Grainger, Inc.	(321)	$(63,137)
		(2,588,693)
Wireless Telecommunication Services - (0.7%)
America Movil SAB de CV, Class L (ADR)	(57,568)	(814,011)
China Mobile Ltd. (ADR)	(22,006)	(1,199,987)
Sprint Corp.*	(160,000)	(483,200)
Tim Participacoes S.A. (ADR)	(9,012)	(71,285)
T-Mobile U.S., Inc.*	(41,699)	(1,674,215)
Vodafone Group plc (ADR)	(49,554)	(1,595,639)
		(5,838,337)
TOTAL COMMON STOCKS (proceeds received $457,394,599)		(431,952,016)

EXCHANGE TRADED FUNDS - (3.5%)
Consumer Discretionary Select Sector SPDR Fund	(140,400)	(10,405,044)
Financial Select Sector SPDR Fund	(107,200)	(2,327,312)
Health Care Select Sector SPDR Fund	(123,200)	(8,189,104)
iShares U.S. Telecommunications ETF	(75,800)	(2,106,482)
Technology Select Sector SPDR Fund	(194,000)	(8,000,560)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $32,847,944)		(31,028,502)

	PRINCIPAL AMOUNT
ASSET-BACKED SECURITIES - (0.2%)
Crown Point CLO III Ltd., Series 2015-3A, Class A1A, 2.03%, 12/31/2027(c)(e)	$(827,062)	(811,503)
Crown Point CLO III Ltd., Series 2015-3A, Class A2, 2.76%, 12/31/2027(c)(e)	(172,937)	(160,904)
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class A1, 1.81%, 5/22/2027(c)(e)	(672,000)	(650,200)
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class B, 2.58%, 5/22/2027(c)(e)	(128,000)	(118,692)
TOTAL ASSET-BACKED SECURITIES (proceeds received $1,717,278)		(1,741,299)

CORPORATE BONDS - (0.7%)
Containers & Packaging - (0.1%)
Ball Corp., 5.25%, 7/1/2025	(1,100,000)	(1,137,125)

Health Care Providers & Services - (0.2%)
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 5/15/2019	(1,500,000)	(1,413,750)

Hotels, Restaurants & Leisure - (0.0%)†
Scientific Games International, Inc., 10.00%, 12/1/2022	(550,000)	(385,000)

Metals & Mining - (0.2%)
Vale Overseas Ltd., 6.25%, 1/23/2017	(1,750,000)	(1,749,438)

Technology Hardware, Storage & Peripherals - (0.1%)
EMC Corp., 3.38%, 6/1/2023	(1,100,000)	(890,576)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Textiles, Apparel & Luxury Goods - (0.1%)
Levi Strauss & Co., 5.00%, 5/1/2025		$(900,000)	$(882,000)

TOTAL CORPORATE BONDS (proceeds received $6,589,841)			(6,457,889)

TOTAL SECURITIES SOLD SHORT (proceeds received $498,549,662)			(471,179,706)

	CONTRACTS
WRITTEN OPTIONS AND SWAPTIONS - (0.1%)
Put Options Written - (0.0%)†
1 Year Euro-Dollar Midcurve,
3/11/2016 @ 98.63*		(185)	(2,312)
3/11/2016 @ 98.88*		(185)	(4,625)
			(6,937)
	NOTIONAL AMOUNT
Interest Rate Swaptions - (0.1%)
Expiring 05/24/2016. If exercised the Fund pays semi-annually 1.00% and receives quarterly fixed 3 month CDOR terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.	CAD	(20,600,000)	(11,455)
Expiring 09/02/2016. If exercised the Fund pays annually 0.93% and receives semi-annually fixed 6 months EURIBOR terminating 09/06/2026, European Style. Counterparty: Morgan Stanley	EUR	(2,460,000)	(37,961)
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.69% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		$(25,000,000)	(157,527)
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		(25,000,000)	(147,448)
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		(24,500,000)	(147,258)
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quarterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		(24,500,000)	(151,334)
			(652,983)
TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $867,498)			(659,920)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $364,771,389) — 39.7%	$347,261,297
OTHER ASSETS LESS LIABILITIES — 60.3%	528,049,734
NET ASSETS — 100.0%	$875,311,031

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or portion of these securities were on loan. The aggregate market value of such securities is $42,935,752, with an aggregate contract value of $44,853,653.
(b)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2016, the aggregate amount held in a segregated account was $247,879,986.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $57,781,025 or 7% of net assets at January 31, 2016.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2016.
(f)	Issuer is in default.
(g)	Multi-Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	The rate shown is the effective yield at the date of purchase.
Abbreviations:
ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDOR	—	Canadian Dollar Offered Rate
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certificate of Shares
DOP	—	Dominican Peso
EUR	—	Euro
EURIBOR	—	European Interbank Offered Rate
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
TBA	—	To Be Announced; Security is subject to delayed delivery.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,255,618
Aggregate gross unrealized depreciation	(69,765,710)
Net unrealized depreciation	$(17,510,092)
Federal income tax cost of investments	$364,771,389

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

CAC40 Futures Contracts	EUR	9	2/19/2016	$429,663	$430,059	$396
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	386	3/21/2016	49,314,383	50,017,156	702,773
CBOT Soybean Futures Contracts	USD	79	3/14/2016	3,451,023	3,484,888	33,865
CBOT Soybean Meal Futures Contracts	USD	70	3/14/2016	1,905,113	1,906,800	1,687
CBOT Soybean Oil Futures Contracts	USD	174	3/14/2016	3,156,121	3,223,872	67,751
CME Japanese Yen Futures Contracts	USD	3	3/14/2016	319,694	309,881	(9,813)
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	194	3/21/2016	31,257,230	32,240,375	983,145
CMX Copper Commodity Futures Contracts	USD	40	3/29/2016	2,001,451	2,067,000	65,549
CMX Gold 100 OZ Futures Contracts	USD	37	4/27/2016	4,136,355	4,130,680	(5,675)
CMX Silver Futures Contracts	USD	33	3/29/2016	2,330,531	2,350,095	19,564
DAX Index Futures Contracts	EUR	7	3/18/2016	1,968,935	1,849,518	(119,417)
EOE Amsterdam Exchanges Index Futures Contracts	EUR	59	2/19/2016	5,243,658	5,489,634	245,976
Eurex 10 Year Euro BUND Futures Contracts	EUR	195	3/8/2016	33,868,930	34,506,626	637,696
Eurex Swiss Market Index Futures Contracts	CHF	63	3/18/2016	5,153,090	5,041,968	(111,122)
EURO STOXX 50 Futures Contracts	EUR	15	3/18/2016	520,864	492,035	(28,829)
Euro-BTP Italian Government Bond Futures Contract	EUR	1	3/8/2016	148,474	151,597	3,123
FTSE China A50 Index Futures Contracts	USD	436	2/26/2016	3,769,704	3,837,890	68,186
FTSE/JSE Top 40 Index Futures Contracts	ZAR	18	3/17/2016	499,272	501,420	2,148
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	10	2/26/2016	512,570	532,654	20,084
HKG Hang Seng Index Futures Contracts	HKD	4	2/26/2016	487,150	506,963	19,813
ICE Brent Crude Oil Futures Contracts	USD	13	2/29/2016	380,251	467,870	87,619
ICE Sugar #11 (World Markets) Futures Contracts	USD	109	2/29/2016	1,815,693	1,604,131	(211,562)
KFE KOSPI 200 Futures Contracts	KRW	7	3/10/2016	693,375	678,163	(15,212)
LIFFE FTSE 100 Index Futures Contracts	GBP	70	3/18/2016	5,894,057	5,991,562	97,505
MSCI Taiwan Stock Index Futures Contracts	USD	27	2/25/2016	765,527	797,850	32,323
MSE 10 Year Canadian Bond Futures Contracts	CAD	202	3/21/2016	20,323,703	20,596,531	272,828
NYM Natural Gas Futures Contracts	USD	25	2/24/2017	729,201	701,500	(27,701)
NYM Natural Gas Futures Contracts	USD	15	2/25/2016	345,487	344,700	(787)
NYM Natural Gas Futures Contracts	USD	30	12/28/2016	902,569	857,700	(44,869)
NYM NY Harbor ULSD Futures Contracts	USD	4	2/29/2016	159,442	181,222	21,780
NYM Platinum Futures Contracts	USD	4	4/27/2016	172,071	174,860	2,789
OML Stockholm OMXS30 Index Futures Contracts	SEK	6	2/19/2016	95,222	94,589	(633)
OSE Tokyo Price Index Futures Contracts	JPY	67	3/10/2016	8,710,406	7,963,738	(746,668)
Russell 2000 Mini Futures Contracts	USD	6	3/18/2016	682,276	618,840	(63,436)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	11	3/17/2016	1,183,544	1,182,211	(1,333)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	10	3/15/2016	894,768	915,918	21,150
SFE ASX SPI 200 Index Futures Contracts	AUD	78	3/17/2016	6,740,739	6,852,258	111,519
SGX MSCI Singapore Index Futures Contracts	SGD	20	2/26/2016	402,334	414,011	11,677
WTI Crude Oil Futures Contracts	USD	4	2/22/2016	125,610	134,480	8,870
WTI Crude Oil Futures Contracts	USD	25	11/21/2016	1,268,932	1,043,750	(225,182)
WTI Crude Oil Futures Contracts	USD	25	5/20/2016	1,227,260	950,000	(277,260)
						$1,650,317

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	3	2/19/2016	$142,396	$143,353	$(957)
CBOT Corn Futures Contracts	USD	174	3/14/2016	3,082,043	3,236,400	(154,357)
CBOT U.S. Long Bond Futures Contracts	USD	260	3/21/2016	40,511,924	41,868,125	(1,356,201)
CBOT Wheat Futures Contracts	USD	4	3/14/2016	94,574	95,850	(1,276)
CME Australian Dollar Futures Contracts	USD	11	3/14/2016	759,869	775,830	(15,961)
CME British Pound Futures Contracts	USD	22	3/14/2016	1,979,721	1,958,275	21,446
CME Canadian Dollar Futures Contracts	USD	33	3/15/2016	2,329,186	2,355,210	(26,024)
CME Euro FX Currency Futures Contracts	USD	4	3/14/2016	547,290	541,925	5,365
CME NASDAQ 100 E-Mini Futures Contracts	USD	2	3/18/2016	170,346	170,520	(174)
CME New Zealand Futures Contracts	USD	10	3/14/2016	640,287	646,000	(5,713)
DAX Index Futures Contracts	EUR	18	3/18/2016	4,800,571	4,755,904	44,667
E-Mini S&P 500 Futures Contracts	USD	59	3/18/2016	5,917,351	5,693,795	223,556
EURO STOXX 50 Futures Contracts	EUR	6	3/18/2016	196,537	196,814	(277)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	203	3/17/2016	5,678,520	5,654,902	23,618
FTSE/MIB Index Futures Contracts	EUR	3	3/18/2016	301,829	302,306	(477)
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	91	2/26/2016	4,788,454	4,847,150	(58,696)
HKG Hang Seng Index Futures Contracts	HKD	2	2/26/2016	252,419	253,481	(1,062)
ICE Brent Crude Oil Futures Contracts	USD	8	4/29/2016	419,610	301,280	118,330
ICE Brent Crude Oil Futures Contracts	USD	25	10/31/2016	1,368,934	1,037,500	331,434
ICE Coffee ‘C’ Futures Contracts	USD	52	3/18/2016	2,256,235	2,268,825	(12,590)
ICE Low Sulphur Gas Oil Futures Contracts	USD	41	3/10/2016	1,192,359	1,279,200	(86,841)
LIFFE Long Gilt Futures Contracts	GBP	72	3/29/2016	12,159,936	12,343,966	(184,030)
MSCI Europe Index Futures Contracts	EUR	4,457	3/18/2016	87,858,080	86,257,009	1,601,071
Nikkei 225 Futures Contract	JPY	1	3/10/2016	144,474	145,707	(1,233)
NYM Gasoline RBOB Futures Contracts	USD	26	2/29/2016	1,159,073	1,236,471	(77,398)
NYM Gasoline RBOB Futures Contracts	USD	10	5/31/2016	666,370	572,670	93,700
NYM Gasoline RBOB Futures Contracts	USD	9	3/31/2016	471,911	509,808	(37,897)
NYM Natural Gas Futures Contracts	USD	5	3/29/2016	128,386	116,600	11,786
NYM Natural Gas Futures Contracts	USD	50	9/28/2016	1,310,397	1,250,500	59,897
NYM Natural Gas Futures Contracts	USD	59	2/25/2016	1,245,136	1,355,820	(110,684)
NYM NY Harbor ULSD Futures Contracts	USD	39	2/29/2016	1,573,011	1,766,910	(193,899)
NYM NY Harbor ULSD Futures Contracts	USD	7	5/31/2016	448,436	333,543	114,893
OSE 10 Year JGB Futures Contracts	JPY	14	3/14/2016	17,279,131	17,394,623	(115,492)
Russell 2000 Mini Futures Contracts	USD	3	3/18/2016	308,634	309,420	(786)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	160	3/15/2016	14,445,660	14,654,691	(209,031)
SGX Nifty 50 Index Futures Contracts	USD	380	2/25/2016	5,618,957	5,738,760	(119,803)
WTI Crude Oil Futures Contracts	USD	44	2/22/2016	1,410,586	1,479,280	(68,694)
						$(189,790)

Cash collateral in the amount of $33,751,643 was pledged to cover margin requirements for open futures contracts as of January 31, 2016.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Long Total Return Swap Contracts
Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Bank of America Corp.	Bloomberg Cotton Subindex	5/4/2016	USD	600,000	$(20,101)
Morgan Stanley	Bloomberg Platinum Subindex	3/29/2016	USD	764,068	(16,289)
Bank of America Corp.	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	5/4/2016	USD	360,208	(42,078)
JPMorgan Chase Bank	Ryanair Holdings plc	1/9/2017	EUR	15,924	(10,191)
JPMorgan Chase Bank	Ryanair Holdings plc	2/13/2017	EUR	3,398	285

					$(88,374)

Short Total Return Swap Contracts
Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Bank of America Corp.	Bloomberg Aluminum Subindex	5/4/2016	USD	750,000	$(4,057)
Bank of America Corp.	Bloomberg Brent Crude Subindex	5/4/2016	USD	2,554,806	45,806
Bank of America Corp.	Bloomberg Copper Subindex	5/4/2016	USD	740,245	23,577
Bank of America Corp.	Bloomberg Corn Subindex	5/4/2016	USD	4,348,696	(155,699)
Bank of America Corp.	Bloomberg Gold Subindex	5/4/2016	USD	702,626	(37,026)
Bank of America Corp.	Bloomberg Natural Gas Subindex	5/4/2016	USD	1,600,000	51,046
Bank of America Corp.	Bloomberg Soybean Subindex	5/4/2016	USD	6,544,655	(132,684)
Bank of America Corp.	Bloomberg Wheat Subindex	5/4/2016	USD	1,493,843	(26,879)
Bank of America Corp.	Bloomberg WTI Crude Oil Subindex	5/4/2016	USD	2,051,107	121,645
JPMorgan Chase Bank	iShares iBoxx $ High Yield Corporate Bond ETF	3/20/2016	USD	2,673,750	96,975

					$(17,296)

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation /(Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	2/17/2016	BRL	(5,641,008)	$421,737
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	2/17/2016	TWD	5,298,176	257,699
Morgan Stanley	KFE KOSPI 200 Futures Contracts	3/10/2016	KRW	(5,650,440)	31,373
					$710,809

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Currency Swap Contracts

	Notional Amount
Counterparty	Currency	Pay contracts	Currency	Receive contracts	Termination Date	Pay Rate	Receive rate	Market Value
Bank of America Corp.	TRY	1,410,000	USD	543,353	4/7/2020	8.77%	3 Month London Interbank Offered Rate	$65,089
Bank of America Corp.	TRY	3,340,000	USD	1,130,288	3/16/2021	10.72%	3 Month London Interbank Offered Rate	(1,247)
Barclays plc	TRY	3,579,900	USD	1,222,435	12/15/2020	10.66%	3 Month London Interbank Offered Rate	1,426
JPMorgan Chase Bank	TRY	3,190,000	USD	1,096,220	9/1/2020	10.70%	3 Month London Interbank Offered Rate	(25,566)
JPMorgan Chase Bank	TRY	4,350,000	USD	1,435,644	9/17/2020	11.04%	3 Month London Interbank Offered Rate	(107,926)
JPMorgan Chase Bank	TRY	4,260,000	USD	1,462,912	3/16/2021	10.64%	3 Month London Interbank Offered Rate	2,773
Morgan Stanley	USD	494,024	TRY	1,240,000	3/3/2020	3 Month London Interbank Offered Rate	8.93%	(66,600)
Morgan Stanley	TRY	3,530,000	USD	1,230,394	11/20/2020	10.42%	3 Month London Interbank Offered Rate	29,576
								$(102,475)

Credit Default Swap Contracts on Corporate Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Anglo American plc	5.00%	EUR	500,000	$74,666	12/20/2020	$113,286
Morgan Stanley	Beazer Homes U.S.A., Inc.	5.00%	USD	650,000	38,104	12/20/2020	85,631
Morgan Stanley	Care UK Health & Social Care plc	5.00%	EUR	1,500,000	140,808	12/20/2020	168,480
Morgan Stanley	Gap, Inc./The	1.00%	USD	800,000	39,308	12/20/2020	52,190
Morgan Stanley	Halliburton Co.	1.00%	USD	3,500,000	60,492	12/20/2020	52,226
Morgan Stanley	Staples, Inc.	1.00%	USD	7,400,000	304,311	12/20/2020	496,423
JPMorgan Chase Bank	Gap, Inc./The	1.00%	USD	1,000,000	55,883	12/20/2020	65,237
Goldman Sachs International	Canadian Natural Resources Ltd.	1.00%	USD	2,200,000	317,620	12/20/2020	328,263
Goldman Sachs International	Clariant AG	1.00%	EUR	1,100,000	(6,169)	12/20/2020	14,188
Goldman Sachs International	Halliburton Co.	1.00%	USD	3,500,000	63,625	12/20/2020	52,226
Goldman Sachs International	Newmont Mining Corp.	1.00%	USD	3,500,000	120,522	12/20/2020	173,054
Goldman Sachs International	Stena AB	5.00%	EUR	2,200,000	116,543	12/20/2020	260,787
Barclays plc	ArcelorMittal	1.00%	EUR	1,000,000	210,278	12/20/2020	342,808
					$1,535,991		$2,204,799

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Credit Default Swap Contracts on Corporate/Governments Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	Yum! Brands, Inc.	1.00%	USD	55,000	$(5,563)	12/20/2021	$(4,359)	2.51%
JPMorgan Chase Bank	KB Home	5.00%	USD	1,200,000	48,782	12/20/2020	(5,291)	5.24%
JPMorgan Chase Bank	Yum! Brands, Inc.	1.00%	USD	25,000	(3,131)	12/20/2022	(2,638)	2.78%
Goldman Sachs International	iHeartCommunications, Inc.	5.00%	USD	1,100,000	(130,296)	9/20/2016	(160,707)	30.11%
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	5.00%	USD	3,500,000	(1,107,807)	12/20/2020	(1,397,841)	18.96%
Barclays plc	American Axle & Manufacturing Holdings, Inc.	5.00%	USD	2,000,000	69,204	12/20/2020	59,907	4.43%
Barclays plc	Republic of Colombia	1.00%	USD	1,220,000	(22,153)	12/20/2019	(62,937)	2.44%
					$(1,150,964)		$(1,573,866)

Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	1,500,000	$32,112	1/17/2047	$(143,956)	3.47%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	5/11/2063	(157,859)	1.02%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	1/17/2047	(892,998)	1.13%
Barclays plc	CDX Emerging Markets Index 19-V3	5.00%	USD	1,100,000	42,850	6/20/2018	12,234	4.69%
					$(803,688)		$(1,182,579)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value

CDX North America Investment Grade Index 25-V1	1.00%	USD	14,800,000	$93,043	12/20/2020	$(25,367)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
CDX North America High Yield Index 21-V5	5.00%	USD	1,500,000	$61,666	12/20/2018	$68,184	3.45%
CDX North America High Yield Index 23-V4	5.00%	USD	7,500,000	346,592	12/20/2019	346,998	3.79%
CDX North America High Yield Index 25-V1	5.00%	USD	3,500,000	70,052	12/20/2020	14,149	5.04%
CDX North America Investment Grade Index 21-V1	1.00%	USD	8,500,000	74,613	12/20/2018	63,104	0.78%
CDX North America Investment Grade Index 23-V1	1.00%	USD	35,000,000	416,843	12/20/2019	73,262	0.97%
iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	1,500,000	97,865	12/20/2018	133,810	2.24%
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	7,000,000	767,056	06/20/2019	657,863	2.43%
iTraxx Europe Index Series 20-V1	1.00%	EUR	7,500,000	67,637	12/20/2018	95,781	0.63%
				$1,902,324		$1,453,151

Inflation Linked Swaps Contracts

	Rates Exchanged
Counterparty	Payments Made By AASF	Payments Received By AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.57%	GBP	1,100,000	12/9/2039	$210,260
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.38%	GBP	1,410,000	12/9/2029	177,538
Bank of America Corp.	3.15%	1 Month United Kingdom Retail Price Index	GBP	1,410,000	12/9/2024	(120,900)
Bank of America Corp.	3.57%	1 Month United Kingdom Retail Price Index	GBP	1,100,000	12/9/2044	(261,653)
Barclays plc	1 Month United States Consumer Price Index	0.56%	USD	6,000,000	8/19/2016	33,514
Barclays plc	1.03%	1 Month United States Consumer Price Index	USD	12,000,000	8/19/2017	(15,510)
Barclays plc	1.07%	1 Month United States Consumer Price Index	USD	5,100,000	8/17/2017	(9,109)
Morgan Stanley	1.08%	1 Month United States Consumer Price Index	USD	2,500,000	8/17/2017	(4,965)
						$9,175

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Interest Rate Swap Contracts

Counterparty	Payments Made By AASF	Payments Received By AASF	Currency	Notional Amount	Termination Date	Market Value

Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.83%	BRL	8,443,674	1/2/2018	$(65,051)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.76%	BRL	1,160,152	1/2/2023	(45,138)
Morgan Stanley	1 Day Certificate of Interbank Deposits	13.84%	BRL	13,937,530	1/2/2017	(24,931)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.94%	BRL	2,812,433	1/2/2019	(33,182)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.98%	BRL	6,919,868	1/2/2017	(9,035)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	15.47%	BRL	2,312,749	1/2/2023	(18,149)
Morgan Stanley	1 Day Certificate of Interbank Deposits	15.58%	BRL	6,964,309	1/2/2017	21,516
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	15.58%	BRL	1,379,236	1/2/2023	(8,110)
Morgan Stanley	1 Day Certificate of Interbank Deposits	15.95%	BRL	6,479,929	1/2/2017	26,919
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	15.97%	BRL	6,464,535	1/2/2019	17,542
Morgan Stanley	1 Day Certificate of Interbank Deposits	16.49%	BRL	5,374,457	1/2/2017	30,082
JPMorgan Chase Bank	12.29%	1 Day Certificate of Interbank Deposits	BRL	5,166,090	1/2/2017	42,420
JPMorgan Chase Bank	13.72%	1 Day Certificate of Interbank Deposits	BRL	3,378,480	1/4/2021	84,304
JPMorgan Chase Bank	15.57%	1 Day Certificate of Interbank Deposits	BRL	7,419,635	1/4/2021	16,604
JPMorgan Chase Bank	16.01%	1 Day Certificate of Interbank Deposits	BRL	3,219,949	1/2/2019	(9,530)
Bank of America Corp.	4.34%	1 Day Indicador Bancario de Referencia	COP	1,221,180,000	12/11/2016	6,495
Morgan Stanley	6.06%	1 Day Indicador Bancario de Referencia	COP	7,593,870,000	11/24/2016	3,647
Barclays plc	2.12%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	1,660,000,000	12/2/2019	(29,316)
JPMorgan Chase Bank	2.18%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	4,528,975,000	7/31/2025	(134,493)
JPMorgan Chase Bank	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.63%	KRW	21,653,875,000	7/31/2017	29,083
Barclays plc	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.76%	KRW	2,294,590,000	7/10/2018	11,462
Barclays plc	3.82%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,490,000	3/4/2020	(1,085)
Morgan Stanley	3.89%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	18,000,000	11/5/2019	(21,448)
Morgan Stanley	3.95%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,970,000	6/19/2020	(5,883)
JPMorgan Chase Bank	3.99%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,850,000	6/17/2020	(11,254)
Bank of America Corp.	4.05%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,180,000	1/15/2021	(12,315)
Barclays plc	4.18%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,280,000	12/12/2019	(19,534)
Morgan Stanley	4.20%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,170,000	1/12/2021	(20,776)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made By AASF	Payments Received By AASF	Currency	Notional Amount	Termination Date	Market Value
JPMorgan Chase Bank	4.23%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	6,940,000	1/5/2021	$(30,646)
JPMorgan Chase Bank	4.24%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	4,430,000	11/2/2020	(20,778)
Bank of America Corp.	4.25%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	4,810,000	12/3/2020	(22,315)
JPMorgan Chase Bank	4.25%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	1,950,000	1/6/2021	(9,040)
						$(261,935)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

Payments Made by AASF	Payments Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value

3 Month Bank Bill Swap Reference Rate	2.25%	AUD	15,440,000	$(11,962)	12/7/2018	$59,697
6 Month Bank Bill Swap Reference Rate	2.50%	AUD	4,600,000	(18,965)	3/16/2021	20,990
6 Month Bank Bill Swap Reference Rate	3.00%	AUD	10,450,000	(22,564)	3/16/2026	157,068
3 Month Canadian Bankers’ Acceptance Rate	1.75%	CAD	6,570,000	101,584	3/16/2021	176,124
0.76%	6 Month Prague Interbank Offered Rate	CZK	6,490,000	2	12/4/2025	(1,046)
0.84%	6 Month Prague Interbank Offered Rate	CZK	15,410,000	5	11/2/2025	(7,951)
0.85%	6 Month Prague Interbank Offered Rate	CZK	12,230,000	3	11/20/2025	(6,798)
0.93%	6 Month Prague Interbank Offered Rate	CZK	12,560,000	4	10/9/2025	(11,882)
0.94%	6 Month Prague Interbank Offered Rate	CZK	9,520,000	3	12/8/2025	(8,501)
1.30%	6 Month Prague Interbank Offered Rate	CZK	15,070,000	4	7/15/2025	(40,384)
1.37%	6 Month Prague Interbank Offered Rate	CZK	12,970,000	4	6/16/2025	(39,012)
0.50%	6 Month Euro Interbank Offered Rate	EUR	2,260,000	(28,250)	3/16/2021	(50,674)
1.70%	6 Month Euro Interbank Offered Rate	EUR	29,370,000	1,241,362	5/11/2035	(577,659)
6 Month Euro Interbank Offered Rate	0.25%	EUR	9,720,000	10,728	3/21/2020	24,571
6 Month Euro Interbank Offered Rate	0.82%	EUR	250,000	2	12/4/2025	4,382
6 Month Euro Interbank Offered Rate	0.89%	EUR	570,000	4	11/2/2025	15,751
6 Month Euro Interbank Offered Rate	0.89%	EUR	460,000	3	11/20/2025	12,148
6 Month Euro Interbank Offered Rate	0.99%	EUR	440,000	3	10/9/2025	17,261
6 Month Euro Interbank Offered Rate	1.00%	EUR	21,240,000	127,729	3/16/2026	692,382
6 Month Euro Interbank Offered Rate	1.23%	EUR	480,000	4	6/16/2025	34,300
6 Month Euro Interbank Offered Rate	1.55%	EUR	12,520,000	(9,209)	1/6/2026	188,996
6 Month Euro Interbank Offered Rate	1.57%	EUR	77,450,000	(289,007)	5/11/2025	1,898,604
6 Month Euro Interbank Offered Rate	1.75%	EUR	6,600,000	73,336	3/16/2026	157,927
6 Month Euro Interbank Offered Rate	1.75%	EUR	880,000	310	12/19/2045	26,790
6 Month Euro Interbank Offered Rate	2.00%	EUR	8,930,000	93,704	9/16/2025	392,120
0.86%	3 Month London Interbank Offered Rate	GBP	13,110,000	(36,771)	4/13/2018	(67,600)
1.50%	6 Month London Interbank Offered Rate	GBP	11,010,000	(126,510)	3/16/2018	(218,139)
1.75%	6 Month London Interbank Offered Rate	GBP	7,200,000	(140,586)	3/16/2021	(290,313)
1.84%	6 Month London Interbank Offered Rate	GBP	180,000	(1,452)	6/7/2032	(2,012)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1.94%	6 Month London Interbank Offered Rate	GBP	10,440,000	$(18,920)	12/11/2022	$(262,121)
2.06%	6 Month London Interbank Offered Rate	GBP	980,000	13,723	4/15/2039	(72,951)
2.10%	6 Month London Interbank Offered Rate	GBP	416,000	(23,021)	6/8/2037	(31,768)
2.25%	6 Month London Interbank Offered Rate	GBP	3,740,000	(45,299)	1/5/2046	(260,934)
2.25%	6 Month London Interbank Offered Rate	GBP	9,350,000	(19,949)	12/11/2032	(537,070)
2.25%	6 Month London Interbank Offered Rate	GBP	1,330,000	(59,396)	3/16/2026	(115,384)
2.25%	6 Month London Interbank Offered Rate	GBP	3,930,000	(241,212)	3/16/2046	(619,311)
2.50%	6 Month London Interbank Offered Rate	GBP	770,000	(30,155)	12/17/2035	(36,241)
2.75%	6 Month London Interbank Offered Rate	GBP	6,980,000	(78,722)	9/16/2025	(335,181)
6 Month London Interbank Offered Rate	2.19%	GBP	18,330,000	56,612	12/11/2027	784,101
1.50%	3 Month Hong Kong Interbank Offered Rate	HKD	9,650,000	6,479	3/16/2021	15,605
1.86%	6 Month Budapest Interbank Offered Rate	HUF	199,960,000	2	6/9/2018	(16,962)
2.42%	6 Month Budapest Interbank Offered Rate	HUF	1,252,710,000	(21,025)	12/16/2020	(190,222)
2.99%	6 Month Budapest Interbank Offered Rate	HUF	132,130,000	3	6/2/2025	(35,385)
3.28%	6 Month Budapest Interbank Offered Rate	HUF	144,830,000	4	7/9/2025	(51,533)
3.38%	6 Month Budapest Interbank Offered Rate	HUF	180,760,000	5	6/25/2025	(70,721)
3.58%	6 Month Budapest Interbank Offered Rate	HUF	120,480,000	3	6/19/2025	(55,121)
1.00%	6 Month London Interbank Offered Rate	JPY	606,650,000	(70,360)	12/16/2025	(133,015)
2.00%	6 Month London Interbank Offered Rate	JPY	89,340,000	(14,983)	12/19/2045	(27,131)
2.00%	6 Month London Interbank Offered Rate	JPY	39,300,000	(13,642)	12/17/2035	(18,225)
6 Month London Interbank Offered Rate	0.50%	JPY	741,840,000	6,958	3/16/2026	132,359
1 Month Equilibrium Interbank Interest Rate	3.69%	MXN	36,370,000	1	10/24/2016	(534)
1 Month Equilibrium Interbank Interest Rate	3.80%	MXN	108,450,000	7	11/1/2016	3,058
1 Month Equilibrium Interbank Interest Rate	3.96%	MXN	18,500,000	1	9/15/2016	1,896
1 Month Equilibrium Interbank Interest Rate	4.75%	MXN	47,090,000	(17,558)	3/13/2019	17,269
1 Month Equilibrium Interbank Interest Rate	5.25%	MXN	61,040,000	(174,465)	3/8/2023	(77,243)
1 Month Equilibrium Interbank Interest Rate	6.30%	MXN	12,390,000	1	1/21/2022	(3,922)
1 Month Equilibrium Interbank Interest Rate	6.38%	MXN	12,310,000	1	1/26/2022	(3,016)
1 Month Equilibrium Interbank Interest Rate	6.71%	MXN	25,120,000	3	2/16/2022	750
1 Month Equilibrium Interbank Interest Rate	6.90%	MXN	10,900,000	1	4/5/2022	1,588
1 Month Equilibrium Interbank Interest Rate	7.04%	MXN	13,170,000	1	3/4/2022	4,073

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1 Month Equilibrium Interbank Interest Rate	7.50%	MXN	11,330,000	$2	9/15/2022	$5,892
4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	20,230,000	6	11/22/2018	(7,648)
5.96%	1 Month Equilibrium Interbank Interest Rate	MXN	3,780,000	2	11/20/2024	(1,875)
6.32%	1 Month Equilibrium Interbank Interest Rate	MXN	5,220,000	1	1/17/2025	6,805
6.41%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/22/2025	5,914
6.73%	1 Month Equilibrium Interbank Interest Rate	MXN	10,800,000	2	2/12/2025	5,001
6.92%	1 Month Equilibrium Interbank Interest Rate	MXN	4,700,000	1	4/1/2025	604
7.07%	1 Month Equilibrium Interbank Interest Rate	MXN	5,680,000	1	2/28/2025	(1,238)
7.60%	1 Month Equilibrium Interbank Interest Rate	MXN	4,910,000	1	9/11/2025	(5,194)
3.50%	3 Month Bank Bill Swap Reference Rate	NZD	2,270,000	16,736	3/16/2026	(11,139)
6 Month Warsaw Interbank Offered Rate	1.48%	PLN	39,850,000	(25,031)	3/16/2018	(17,085)
0.75%	3 Month Stockholm Interbank Offered Rate	SEK	61,370,000	(28,540)	3/16/2021	(116,970)
1.50%	3 Month Stockholm Interbank Offered Rate	SEK	38,930,000	39,329	3/16/2026	(88,762)
3 Month Stockholm Interbank Offered Rate	0.05%	SEK	131,420,000	56,042	3/16/2018	98,246
3 Month Stockholm Interbank Offered Rate	2.75%	SEK	12,190,000	(833)	12/15/2026	24,686
1.50%	3 Month London Interbank Offered Rate	USD	10,810,000	(118,242)	3/16/2018	(133,056)
1.75%	3 Month London Interbank Offered Rate	USD	10,900,000	(101,114)	3/16/2019	(229,516)
2.00%	3 Month London Interbank Offered Rate	USD	1,370,000	(39,661)	3/16/2021	(44,973)
2.04%	3 Month London Interbank Offered Rate	USD	25,000,000	–	6/9/2019	(689,166)
2.25%	3 Month London Interbank Offered Rate	USD	8,200,000	(287,231)	3/16/2023	(374,956)
2.50%	3 Month London Interbank Offered Rate	USD	13,680,000	(583,982)	3/16/2026	(848,609)
3 Month London Interbank Offered Rate	2.75%	USD	3,000,000	86,935	3/16/2036	276,716
3 Month London Interbank Offered Rate	2.75%	USD	500,000	11,164	3/16/2046	50,844
3 Month London Interbank Offered Rate	2.81%	USD	156,940,000	236,032	9/2/2022	2,032,914
3 Month London Interbank Offered Rate	2.92%	USD	67,970,000	(6,991)	6/24/2021	1,392,772
3 Month London Interbank Offered Rate	3.00%	USD	520,000	–	12/17/2035	–
3.00%	3 Month London Interbank Offered Rate	USD	36,800,000	(76,952)	9/2/2030	(1,633,868)
3.00%	3 Month London Interbank Offered Rate	USD	860,000	(7,404)	12/16/2025	(24,511)
3.22%	3 Month London Interbank Offered Rate	USD	16,870,000	82,413	6/24/2029	(1,252,124)
3 Month Johannesburg Interbank Agreed Rate	7.60%	ZAR	148,500,000	1,101	3/16/2018	(38,170)
3 Month Johannesburg Interbank Agreed Rate	8.59%	ZAR	17,380,000	5,282	3/16/2018	15,089
						$(1,039,529)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Counterparty	Description	Termination Date	Value
Bank of America Corp.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	9/5/2016	$963,615

Goldman Sachs International	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	11/24/2025-1/28/2026	465,871

J.P. Morgan Chase	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/8/2016	32,141

			$1,461,627

* See accompanying CFD schedules on the following pages for further details.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Switzerland
	Wizz Air Holdings plc	32,158	$36,214
	United Kingdom
	Ashtead Group plc	62,195	(44,890)
	Barratt Developments plc	98,944	46,499
	Bellway plc	25,112	23,539
	Berkeley Group Holdings plc	13,823	20,563
	BP plc	172,144	87,733
	British Land Co. plc/The	112,639	58,589
	BT Group plc	284,229	121,997
	Imperial Tobacco Group plc	30,481	94,930
	ITV plc	340,739	44,934
	JD Sports Fashion plc	87,121	81,767
	Land Securities Group plc	75,093	28,775
	Legal & General Group plc	213,609	13,739
	Next plc	11,762	57,692
	Persimmon plc	20,884	45,176
	Prudential plc	48,396	14,609
	Reckitt Benckiser Group plc	18,197	59,289
	RELX plc	49,705	60,852
	Rio Tinto plc	46,843	54,845
	SABMiller plc	9,958	8,424
	Taylor Wimpey plc	270,514	48,520
			927,582
			963,796
	Net other receivable/(payables)		(181)
	Total Contracts for Differences, at value		$963,615

Goldman Sachs International	Australia
	Brambles Ltd.	120,246	18,663
	Challenger Ltd.	73,725	13,040
	CIMIC Group Ltd.	12,783	484
	Coca-Cola Amatil Ltd.	158,266	21,338
	Cochlear Ltd.	13,877	(13,806)
	Domino’s Pizza Enterprises Ltd.	22,215	7,672
	Fortescue Metals Group Ltd.	92,116	15,264
	REA Group Ltd.	24,767	3,317
	TPG Telecom Ltd.	29,093	2,680
			68,652
	Belgium
	Delhaize Group	8,533	34,756

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	China
(continued)	AAC Technologies Holdings, Inc.	112,000	$(9,698)
	Belle International Holdings Ltd.	1,387,000	42,834
	Byd Co., Ltd.	188,000	21,177
	China Merchants Bank Co., Ltd.	364,500	28,497
	China Southern Airlines Co., Ltd.	682,000	7,617
	China Telecom Corp. Ltd.	1,828,000	52,500
	Dongfeng Motor Group Co., Ltd.	728,000	(38,740)
	FIH Mobile Ltd.	1,611,000	(3,965)
	Fosun International Ltd.	682,000	39,416
	Geely Automobile Holdings Ltd.	1,940,000	16,172
	Great Wall Motor Co., Ltd.	1,040,500	(158,756)
	Huaneng Power International, Inc.	1,128,000	52,407
	Kingsoft Corp. Ltd.	188,000	34,689
	Yangzijiang Shipbuilding Holdings Ltd.	1,143,700	38,936
	Zhuzhou CSR Times Electric Co., Ltd.	164,500	108,083
			231,169
	Denmark
	Danske Bank A/S	2,022	911
	Novo Nordisk A/S	16,545	(286)
	Vestas Wind Systems A/S	14,429	24,629
			25,254
	Finland
	Kone OYJ	21,628	28,486
	Nokian Renkaat OYJ	27,002	487
			28,973
	France
	Cie Generale des Etablissements Michelin	8,345	(3,351)
	Legrand S.A.	13,481	21,383
	Peugeot S.A.	52,372	(23,692)
	Plastic Omnium S.A.	27,628	(4,134)
	Safran S.A.	14,558	35,168
	Sanofi	10,749	3,846
	Schneider Electric SE	17,416	11,656
	Societe Generale SA	23,060	(1,434)
	Sodexo S.A.	9,337	23,692
	Technicolor S.A.	102,081	(15,369)
	Thales S.A.	11,389	12,704
	Valeo S.A.	6,809	(31,145)
	Vinci S.A.	8,733	(158)
			29,166

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Germany
(continued)	adidas AG	9,083	$20,360
	Continental AG	3,928	(29,305)
	Deutsche Post AG	35,466	(8,066)
	Duerr AG	8,180	(18,310)
	Fresenius SE & Co. KGaA	13,325	(3,659)
	HOCHTIEF AG	10,101	11,472
	Infineon Technologies AG	55,851	(651)
	Krones AG	5,489	(1,672)
	Merck KGaA	9,679	(20,773)
	Stroeer SE	13,963	33,236
	ThyssenKrupp AG	11,236	(9,765)
			(27,133)
	Hong Kong
	China Everbright Ltd.	446,000	61,668
	China Power International Development Ltd.	1,152,000	35,665
	Hang Seng Bank Ltd.	45,900	46,672
	Kunlun Energy Co., Ltd.	1,316,000	69,955
	Shimao Property Holdings Ltd.	482,000	39,278
	Techtronic Industries Co., Ltd.	229,000	(21,892)
			231,346
	Ireland
	James Hardie Industries plc	83,555	(3,634)
	Jazz Pharmaceuticals plc	5,257	(20,555)
	Shire plc	15,065	(24,656)
			(48,845)
	Italy
	A2A S.p.A.	646,110	(12)
	Brembo S.p.A.	20,732	(28,205)
	Prysmian S.p.A.	42,844	12,805
			(15,412)
	Japan
	Alfresa Holdings Corp.	5,400	4,843
	Bandai Namco Holdings, Inc.	38,200	58,112
	Canon, Inc.	31,700	49,045
	Central Japan Railway Co.	4,700	61,923
	Dai Nippon Printing Co., Ltd.	94,000	58,981
	Daiichi Sankyo Co., Ltd.	44,600	30,808
	FANUC Corp.	2,400	(37,664)
	Fuji Media Holdings, Inc.	14,200	10,961
	Fujitsu Ltd.	199,000	(2,833)
	Hitachi Construction Machinery Co., Ltd.	61,100	69,770

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Japan
(continued)	Hitachi Ltd.	164,000	$24,557
	Hoya Corp.	22,400	21,389
	Idemitsu Kosan Co., Ltd.	17,700	20,763
	JFE Holdings, Inc.	54,000	7,253
	Kao Corp.	10,600	50,703
	Kirin Holdings Co., Ltd.	14,100	18,198
	Komatsu Ltd.	59,900	53,457
	Konica Minolta, Inc.	98,700	(38,416)
	Lawson, Inc.	10,600	53,721
	Medipal Holdings Corp.	49,400	35,327
	Mitsubishi Chemical Holdings Corp.	161,100	52,593
	Mitsubishi Electric Corp.	94,000	26,141
	Mitsubishi Motors Corp.	112,800	67,138
	Mitsubishi Tanabe Pharma Corp.	52,900	12,925
	Nikon Corp.	63,500	49,243
	Nippon Express Co., Ltd.	105,000	23,391
	NTT Data Corp.	18,800	51,117
	Pola Orbis Holdings, Inc.	11,700	87,221
	Ricoh Co., Ltd.	92,900	46,455
	Sankyo Co., Ltd.	21,200	46,942
	Start Today Co., Ltd.	11,700	26,930
	Sumitomo Chemical Co., Ltd.	176,000	67,712
	Sumitomo Corp.	80,500	75,401
	Sumitomo Dainippon Pharma Co., Ltd.	69,500	35,073
	Suzuken Co., Ltd.	25,800	46,948
	Takeda Pharmaceutical Co., Ltd.	7,000	14,791
	Toppan Printing Co., Ltd.	83,000	47,342
	Toshiba Corp.	411,000	22,356
	Toyo Suisan Kaisha Ltd.	22,300	58,762
	Toyota Boshoku Corp.	27,100	64,947
	Toyota Tsusho Corp.	41,100	91,408
	Yamazaki Baking Co., Ltd.	48,000	73,685
			1,639,419
	Luxembourg
	Regus plc	213,972	7,073
	Netherlands
	Boskalis Westminster	23,554	26,911
	Koninklijke Ahold N.V.	43,062	33,521
	Randstad Holding N.V.	15,017	12,044
			72,476

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Puerto Rico
(continued)	Popular, Inc.	38,173	$32,065
	Singapore
	ComfortDelGro Corp. Ltd.	449,200	6,588
	Jardine Cycle & Carriage Ltd.	35,400	70,718
	Singapore Airlines Ltd.	116,400	11,813
	StarHub Ltd.	284,500	19,610
	Wilmar International Ltd.	420,900	58,618
			167,347
	South Korea
	Amorepacific Corp.	2,787	24,096
	Celltrion, Inc.	7,494	28,868
	CJ CheilJedang Corp.	2,783	36,444
	CJ Corp.	4,220	61,833
	Coway Co., Ltd.	11,360	39,398
	Dongbu Insurance Co., Ltd.	1,152	3,704
	Hankook Tire Co., Ltd.	9,855	9,668
	Hanmi Pharm Co., Ltd.	947	2,232
	Hanmi Science Co., Ltd.	1,470	5,920
	Hanssem Co., Ltd.	4,222	25,846
	Hanwha Chemical Corp.	44,359	57,015
	Hanwha Corp.	17,902	47,026
	Hyosung Corp.	9,878	7,494
	Hyundai Development Co-Engineering & Construction	17,350	44,636
	Hyundai Engineering & Construction Co., Ltd.	28,975	60,245
	Hyundai Steel Co.	19,830	39,734
	Korea Electric Power Corp.	20,084	20,760
	LG Chem Ltd.	3,634	29,837
	LG Household & Health Care Ltd.	1,105	15,311
	LG Uplus Corp.	71,139	24,811
	Lotte Chemical Corp.	4,121	29,570
	NCSoft Corp.	4,680	(13,182)
	Orion Corp.	388	6,029
	Ottogi Corp.	823	27,523
	SK Holdings Co., Ltd.	4,880	21,559
	SK Innovation Co., Ltd.	8,432	13,843
	S-Oil Corp.	14,670	19,043
	Woori Bank	53,837	15,903
			705,166
	Sweden
	Atlas Copco AB	41,052	(64,898)
	BillerudKorsnas AB	55,092	3,253

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Sweden
(continued)	Electrolux AB	41,910	$31,648
	Skanska AB	49,601	26,402
	Swedish Match AB	26,247	31,369
	Telefonaktiebolaget LM Ericsson	99,331	(14,874)
			12,900
	Switzerland
	Actelion Ltd.	6,311	(18,747)
	Kuehne + Nagel International AG	6,715	18,832
	Sonova Holding AG	7,526	(6,283)
	Swiss Life Holding AG	3,139	9,616
	Swiss Re AG	9,525	23,168
	Wolseley plc	4,786	1,882
			28,468
	Taiwan
	China Life Insurance Co., Ltd.	207,000	9,577
	Compal Electronics, Inc.	1,058,000	29,653
	Delta Electronics, Inc.	141,000	32,611
	Eclat Textile Co., Ltd.	71,333	136,852
	Formosa Chemicals & Fibre Corp.	47,000	3,482
	Formosa Petrochemical Corp.	364,000	34,789
	Hon Hai Precision Industry Co., Ltd.	399,000	41,642
	Innolux Corp.	1,035,000	8,435
	Pegatron Corp.	446,000	36,509
	Pou Chen Corp.	787,000	138,512
	President Chain Store Corp.	23,000	4,570
	Uni-President Enterprises Corp.	554,000	38,523
			515,155
	United Kingdom
	ASOS plc	21,084	3,781
	Barratt Developments plc	32,697	4,409
	Bellway plc	23,613	22,687
	Berkeley Group Holdings plc	17,921	(2,580)
	Betfair Group plc	16,125	39,159
	Dialog Semiconductor plc	4,304	387
	Howden Joinery Group plc	126,988	11,237
	Inchcape plc	86,913	78
	John Wood Group plc	106,775	70,758
	Marks & Spencer Group plc	127,405	(1,013)
	Meggitt plc	158,774	14,269
	Persimmon plc	32,620	21,777
	SABMiller plc	15,526	(2,770)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United Kingdom
(continued)	Taylor Wimpey plc	341,772	$21,274
	Tullow Oil plc	229,047	75,970
	William Hill plc	161,714	27,799
			307,222
	United States
	Agilent Technologies, Inc.	17,012	2,382
	American Capital Ltd.	24,913	(997)
	AmerisourceBergen Corp.	7,338	(12,475)
	Anthem, Inc.	2,692	(19,571)
	Apple, Inc.	9,102	(24,120)
	Aspen Technology, Inc.	19,916	(25,094)
	AutoNation, Inc.	2,834	(6,348)
	Brocade Communications Systems, Inc.	114,885	(1,149)
	Bruker Corp.	10,146	(8,421)
	Bunge Ltd.	709	1,907
	Cadence Design Systems, Inc.	46,276	12,032
	Cardinal Health, Inc.	9,570	(12,824)
	Carnival Corp.	3,301	(5,579)
	Carnival plc	16,804	(28,651)
	Centene Corp.	6,515	13,486
	CenturyLink, Inc.	39,620	34,073
	Charles River Laboratories International, Inc.	2,333	(6,509)
	Ciena Corp.	42,258	(11,410)
	Coca-Cola Enterprises, Inc.	6,560	3,477
	Community Health Systems, Inc.	14,567	4,516
	Computer Sciences Corp.	30,153	54,276
	Deluxe Corp.	7,889	22,168
	DISH Network Corp.	2,305	(207)
	Dover Corp.	11,298	27,002
	F5 Networks, Inc.	8,794	(23,128)
	Genpact Ltd.	21,656	(5,847)
	Health Net, Inc.	12,462	15,453
	Herbalife Ltd.	19,098	3,056
	HP, Inc.	21,280	1,490
	International Paper Co.	5,773	7,736
	Jabil Circuit, Inc.	43,383	16,486
	LifePoint Health, Inc.	11,334	4,080
	McKesson Corp.	5,186	(51,912)
	Mentor Graphics Corp.	8,089	3,964
	Mettler-Toledo International, Inc.	2,151	(5,119)
	Micron Technology, Inc.	50,013	24,006

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United Sates
(continued)	Molina Healthcare, Inc.	15,935	$(12,589)
	Mosaic Co./The	36,821	46,026
	NetApp, Inc.	41,266	(4,127)
	ON Semiconductor Corp.	70,278	11,244
	O’Reilly Automotive, Inc.	3,728	41,194
	PAREXEL International Corp.	3,045	1,248
	Penske Automotive Group, Inc.	13,344	(23,886)
	Rackspace Hosting, Inc.	3,765	2,786
	Robert Half International, Inc.	20,886	–
	Seagate Technology plc	30,153	39,500
	Skyworks Solutions, Inc.	14,300	44,616
	Starbucks Corp.	15,476	33,428
	Synaptics, Inc.	2,328	7,240
	Synopsys, Inc.	21,521	24,104
	Team Health Holdings, Inc.	19,854	(19,258)
	Teradata Corp.	37,844	52,982
	Tesoro Corp.	2,670	2,003
	Thor Industries, Inc.	8,500	6,120
	Tyson Foods, Inc.	3,469	2,983
	Ulta Salon Cosmetics & Fragrance, Inc.	437	891
	Valero Energy Corp.	12,121	1,939
	Varian Medical Systems, Inc.	10,334	723
	Viacom, Inc.	5,008	8,914
	VMware, Inc.	17,911	(63,225)
	Wal-Mart Stores, Inc.	12,921	30,494
	WESCO International, Inc.	6,208	18,624
	Western Digital Corp.	15,500	40,920
	Western Refining, Inc.	28,436	23,463
	Westlake Chemical Corp.	20,898	(1,254)
	Whole Foods Market, Inc.	24,007	4,801
	Xerox Corp.	52,706	24,772
			348,905
			4,394,122
	Net other receivables/(payables)		3,532,168
	Total Contracts for Differences, at Value		$7,926,290

	Australia
	Alumina Ltd.	(682,998)	36,340
	Crown Resorts Ltd.	(108,824)	(33,684)
	Harvey Norman Holdings Ltd.	(297,151)	(15,055)
	Incitec Pivot Ltd.	(258,976)	1,818

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Australia
(continued)	Newcrest Mining Ltd.	(98,066)	$4,551
	Origin Energy Ltd.	(371,874)	(36,252)
	Ramsay Health Care Ltd.	(21,591)	8,192
	Santos Ltd.	(272,200)	(57,507)
	SEEK Ltd.	(91,904)	(7,000)
	Sonic Healthcare Ltd.	(74,076)	(10,675)
	Sydney Airport	(198,873)	(25,289)
	Tatts Group Ltd.	(271,824)	(24,347)
			(158,908)
	Belgium
	UCB S.A.	(9,661)	54,416
	China
	21Vianet Group, Inc.	(46,499)	(6,510)
	China Life Insurance Co., Ltd.	(199,000)	(8,767)
	China Mengniu Dairy Co., Ltd.	(611,000)	(24,896)
	China Petroleum & Chemical Corp.	(1,726,000)	(58,573)
	China Shenhua Energy Co., Ltd.	(664,000)	(60,000)
	Lenovo Group Ltd.	(800,000)	(10,239)
	PetroChina Co., Ltd.	(1,622,000)	(48,547)
	Semiconductor Manufacturing International Corp.	(1,969,000)	(777)
	Tingyi Cayman Islands Holding Corp.	(728,000)	(27,218)
	Tsingtao Brewery Co., Ltd.	(166,000)	1,528
			(243,999)
	Denmark
	H Lundbeck A/S	(27,728)	20,534
	Tryg A/S	(52,505)	(17,876)
			2,658
	Finland
	Fortum OYJ	(62,724)	(21,271)
	Neste OYJ	(31,416)	(4,942)
	Nokia OYJ	(114,901)	5,728
	Wartsila OYJ Abp	(19,539)	(35,693)
			(56,178)
	France
	Accor S.A.	(23,483)	(38,166)
	Carrefour S.A.	(31,907)	(35,679)
	Casino Guichard Perrachon S.A.	(14,539)	(42,315)
	Edenred	(52,993)	(20,244)
	Essilor International S.A.	(7,077)	(6,348)
	Kering	(5,337)	(14,014)
	Orpea	(11,606)	(15,917)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	France
(continued)	Vivendi S.A.	(21,403)	$124
	Zodiac Aerospace	(44,238)	(17,915)
			(190,474)
	Germany
	Bayer AG	(5,395)	8,943
	Bayerische Motoren Werke AG	(10,301)	37,235
	Daimler AG	(12,394)	22,661
	Deutsche Lufthansa AG	(59,996)	44,453
	Fraport AG Frankfurt Airport Services Worldwide	(15,205)	(6,924)
	HUGO BOSS AG	(11,455)	(10,387)
	METRO AG	(23,889)	10,656
	Porsche Automobil Holding SE	(19,144)	43,449
	SAP SE	(11,659)	2,109
	United Internet AG	(10,190)	(8,794)
	Volkswagen AG	(6,797)	39,916
			183,317
	Hong Kong
	ASM Pacific Technology Ltd.	(58,000)	(29,261)
	Bank of East Asia Ltd./The	(257,200)	(31,805)
	Beijing Enterprises Holdings Ltd.	(123,500)	(8,135)
	Brilliance China Automotive Holdings Ltd.	(870,000)	8,870
	Cathay Pacific Airways Ltd.	(493,000)	(6,630)
	China Agri-Industries Holdings Ltd.	(491,000)	(4,459)
	China Merchants Holdings International Co., Ltd.	(328,000)	(38,975)
	China Overseas Land & Investment Ltd.	(54,000)	(6,268)
	China Resources Beer Holdings Company Ltd.	(188,000)	(2,459)
	China Taiping Insurance Holdings Co., Ltd.	(72,800)	3,264
	China Unicom Hong Kong Ltd.	(846,000)	(35,835)
	CITIC Ltd.	(635,000)	(20,546)
	COSCO Pacific Ltd.	(540,000)	(9,693)
	Haier Electronics Group Co., Ltd.	(552,000)	(38,954)
	Henderson Land Development Co., Ltd.	(118,000)	(33,744)
	Hong Kong & China Gas Co., Ltd.	(400,000)	(18,195)
	Li & Fung Ltd.	(1,552,000)	(26,381)
	MTR Corp. Ltd.	(194,000)	(7,599)
	Yue Yuen Industrial Holdings Ltd.	(35,000)	(4,343)
			(311,148)
	Ireland
	Endo International plc	(15,994)	73,413
	Medtronic plc	(11,439)	(3,775)
			69,638

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Italy
(continued)	Atlantia S.p.A.	(33,071)	$(10,844)
	Finmeccanica S.p.A.	(71,026)	(9,866)
	Unione di Banche Italiane S.p.A.	(163,771)	51,068
			30,358
	Japan
	ABC-Mart, Inc.	(15,200)	(47,458)
	Aozora Bank Ltd.	(212,000)	(41,015)
	Asics Corp.	(50,500)	(78,430)
	Calbee, Inc.	(21,200)	(60,621)
	Casio Computer Co., Ltd.	(41,200)	8,728
	Cosmos Pharmaceutical Corp.	(2,300)	(22,383)
	Dentsu, Inc.	(16,400)	(64,256)
	Don Quijote Holdings Co., Ltd.	(20,000)	(44,040)
	Ezaki Glico Co., Ltd.	(8,200)	(43,991)
	Hamamatsu Photonics KK	(36,400)	(45,153)
	Hirose Electric Co., Ltd.	(7,100)	(34,437)
	Hiroshima Bank Ltd./The	(106,000)	(25,004)
	IHI Corp.	(59,000)	(6,168)
	Izumi Co., Ltd.	(20,400)	(81,341)
	Japan Airport Terminal Co., Ltd.	(22,300)	(73,992)
	Kakaku.com, Inc.	(35,300)	(54,527)
	Kansai Paint Co., Ltd.	(35,300)	(16,698)
	Keihan Electric Railway Co., Ltd.	(141,000)	(58,881)
	Kyushu Electric Power Co., Inc.	(79,900)	(88,457)
	M3, Inc.	(47,000)	(194,230)
	Mabuchi Motor Co., Ltd.	(16,400)	(39,617)
	Marui Group Co., Ltd.	(61,100)	(95,581)
	Minebea Co., Ltd.	(105,000)	(38,762)
	MISUMI Group, Inc.	(74,000)	(28,081)
	NGK Spark Plug Co., Ltd.	(33,000)	(53,067)
	Nidec Corp.	(12,900)	(54,475)
	Nippon Paint Holdings Co., Ltd.	(48,200)	(63,186)
	Nissan Chemical Industries Ltd.	(34,100)	(85,494)
	Obic Co., Ltd.	(16,500)	(51,189)
	Ono Pharmaceutical Co., Ltd.	(5,800)	(25,711)
	Ryohin Keikaku Co., Ltd.	(3,600)	(79,633)
	Santen Pharmaceutical Co., Ltd.	(56,400)	(35,356)
	Shimadzu Corp.	(48,000)	(34,851)
	Shimizu Corp.	(48,000)	(38,212)
	SoftBank Group Corp.	(2,700)	(11,462)
	Sohgo Security Services Co., Ltd.	(16,500)	(64,857)
	Square Enix Holdings Co., Ltd.	(2,700)	(7,054)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Japan
(continued)	Suruga Bank Ltd.	(49,300)	$(44,072)
	Tobu Railway Co., Ltd.	(153,000)	(50,432)
	Unicharm Corp.	(18,900)	(35,282)
	Yamada Denki Co., Ltd.	(191,600)	(64,212)
	Yamaha Corp.	(41,100)	(95,351)
	Yamaha Motor Co., Ltd.	(18,900)	(24,598)
			(2,192,889)
	Jordan
	Hikma Pharmaceuticals plc	(30,868)	(13,985)
	Netherlands
	ASML Holding N.V.	(5,090)	(9,254)
	Gemalto N.V.	(15,606)	3,574
	SBM Offshore N.V.	(53,336)	(32,775)
			(38,455)
	Norway
	Marine Harvest ASA	(24,489)	(3,415)
	Schibsted ASA	(29,507)	(160)
			(3,575)
	Singapore
	Genting Singapore plc	(1,880,400)	(50,183)
	Sembcorp Industries Ltd.	(425,000)	(90,953)
	Singapore Post Ltd.	(503,100)	40,635
	Singapore Press Holdings Ltd.	(225,700)	(2,615)
			(103,116)
	South Korea
	E-MART, Inc.	(6,550)	(405)
	GS Holdings Corp.	(22,697)	(50,856)
	Hyundai Department Store Co., Ltd.	(2,927)	(13,129)
	Hyundai Glovis Co., Ltd.	(5,243)	23,582
	Hyundai Heavy Industries Co., Ltd.	(13,195)	(48,897)
	Hyundai Mobis Co., Ltd.	(2,527)	(10,821)
	Hyundai Motor Co.	(7,844)	(2,212)
	Hyundai Wia Corp.	(4,866)	17,170
	KCC Corp.	(2,480)	(51,120)
	KEPCO Plant Service & Engineering Co., Ltd.	(9,878)	(12,603)
	Kia Motors Corp.	(22,720)	33,061
	Korea Aerospace Industries Ltd.	(5,924)	(17,619)
	Korea Zinc Co., Ltd.	(2,575)	(12,151)
	LG Display Co., Ltd.	(50,533)	20,747
	LG Electronics, Inc.	(19,783)	(19,705)
	Lotte Shopping Co., Ltd.	(4,927)	(29,038)
	POSCO	(4,831)	(51,102)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	South Korea
(continued)	Samsung Electro-Mechanics Co., Ltd.	(20,215)	$(32,959)
	Samsung Electronics Co., Ltd.	(176)	2,152
	Samsung Fire & Marine Insurance Co., Ltd.	(929)	(15,681)
	Samsung Heavy Industries Co., Ltd.	(22,275)	(9,768)
	SK Hynix, Inc.	(39,972)	(4,930)
			(286,284)
	Sweden
	Assa Abloy AB	(42,112)	(27,715)
	Elekta AB	(26,598)	3,681
	Hexagon AB	(27,470)	(2,539)
	ICA Gruppen AB	(26,346)	(37,469)
	Tele2 AB	(87,938)	88,206
	Volvo AB	(102,729)	26,566
			50,730
	Switzerland
	Barry Callebaut AG	(832)	(82,846)
	Chocoladefabriken Lindt & Spruengli AG	(12)	(26,421)
	Dufry AG	(8,643)	(7,265)
	LafargeHolcim Ltd.	(16,204)	(4,961)
			(121,493)
	Taiwan
	Advanced Semiconductor Engineering, Inc.	(870,000)	(30,058)
	Catcher Technology Co., Ltd.	(129,000)	(105,959)
	Cheng Shin Rubber Industry Co., Ltd.	(518,000)	(31,424)
	China Development Financial Holding Corp.	(3,386,000)	(42,386)
	China Steel Corp.	(1,633,000)	(17,723)
	First Financial Holding Co., Ltd.	(252,000)	(6,771)
	Foxconn Technology Co., Ltd.	(423,000)	(47,882)
	Fubon Financial Holding Co., Ltd.	(623,000)	(33,958)
	MediaTek, Inc.	(141,000)	(31,232)
	Mega Financial Holding Co., Ltd.	(482,000)	(24,354)
	Nan Ya Plastics Corp.	(165,000)	(16,673)
	Quanta Computer, Inc.	(552,000)	(61,390)
			(449,810)
	United Kingdom
	Aggreko plc	(18,674)	(9,289)
	Babcock International Group plc	(66,905)	2,286
	BAE Systems plc	(112,443)	(17,566)
	BTG plc	(87,420)	3,366
	Bunzl plc	(34,140)	(28,649)
	Capita plc	(54,093)	(31,305)
	CNH Industrial N.V.	(152,706)	(18,264)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United Kingdom
(continued)	Cobham plc	(251,315)	$(37,970)
	G4S plc	(287,832)	(35,047)
	GlaxoSmithKline plc	(43,111)	(5,893)
	IMI plc	(80,449)	(19,793)
	J Sainsbury plc	(256,587)	(41,241)
	Next plc	(2,434)	132
	Rolls-Royce Holdings plc	(114,112)	(33,727)
	Smith & Nephew plc	(30,398)	(2,526)
	Spectris plc	(16,271)	(3,084)
	Sports Direct International plc	(157,562)	(9,117)
	St James’s Place plc	(44,733)	(21,954)
	Tesco plc	(400,891)	(73,547)
	Travis Perkins plc	(34,067)	(6,545)
	Whitbread plc	(15,757)	(8,047)
			(397,780)
	United States
	ABIOMED, Inc.	(10,596)	13,669
	AECOM	(5,020)	(5,873)
	Albemarle Corp.	(18,358)	(13,952)
	Allergan plc	(2,151)	21,876
	Alliance Data Systems Corp.	(3,563)	177,472
	athenahealth, Inc.	(4,326)	779
	Autodesk, Inc.	(14,237)	22,779
	Becton Dickinson and Co.	(6,256)	876
	Belden, Inc.	(12,062)	(19,179)
	Bio-Techne Corp.	(6,466)	8,535
	BorgWarner, Inc.	(6,584)	(4,016)
	Cabela’s, Inc.	(18,411)	(10,678)
	Cerner Corp.	(10,934)	(16,292)
	Cheniere Energy, Inc.	(30,894)	(30,276)
	Chipotle Mexican Grill, Inc.	(1,070)	(5,157)
	Cypress Semiconductor Corp.	(88,305)	28,258
	Danaher Corp.	(10,361)	(20,411)
	Deere & Co.	(12,242)	(49,078)
	DexCom, Inc.	(4,279)	8,258
	Dollar Tree, Inc.	(11,143)	(40,449)
	FireEye, Inc.	(59,259)	38,518
	FleetCor Technologies, Inc.	(7,668)	(20,704)
	FMC Corp.	(25,308)	(22,524)
	Global Payments, Inc.	(9,923)	(2,878)
	Guidewire Software, Inc.	(15,864)	635
	Harris Corp.	(10,499)	(14,174)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United States
(continued)	Hertz Global Holdings, Inc.	(42,042)	$47,928
	IHS, Inc.	(5,714)	(40,512)
	Impax Laboratories, Inc.	(20,339)	50,033
	Jarden Corp.	(9,286)	(9,472)
	JM Smucker Co./The	(6,337)	(34,156)
	Kate Spade & Co.	(19,246)	(14,819)
	Leucadia National Corp.	(54,120)	(11,906)
	McGraw Hill Financial, Inc.	(1,070)	(706)
	Microchip Technology, Inc.	(20,568)	(11,518)
	Middleby Corp./The	(1,176)	(6,621)
	Monster Beverage Corp.	(6,292)	25,294
	Motorola Solutions, Inc.	(10,863)	(39,215)
	NetScout Systems, Inc.	(28,495)	178,378
	Neurocrine Biosciences, Inc.	(2,928)	12,503
	Post Holdings, Inc.	(16,358)	(53,165)
	Reynolds American, Inc.	(18,917)	(53,725)
	Ryder System, Inc.	(14,465)	(8,968)
	salesforce.com, Inc.	(4,926)	8,916
	Spectrum Brands Holdings, Inc.	(8,453)	(28,571)
	Splunk, Inc.	(18,452)	42,993
	SS&C Technologies Holdings, Inc.	(14,077)	(55,605)
	Stericycle, Inc.	(5,210)	(11,358)
	SYNNEX Corp.	(6,537)	(20,265)
	Tenet Healthcare Corp.	(19,869)	(20,266)
	Tesla Motors, Inc.	(3,680)	8,685
	TreeHouse Foods, Inc.	(2,811)	(12,059)
	Under Armour, Inc.	(2,246)	(40,585)
	Verisk Analytics, Inc.	(12,419)	(22,354)
	ViaSat, Inc.	(14,435)	(21,941)
	Vulcan Materials Co.	(3,598)	(14,284)
	Waste Connections, Inc.	(15,598)	(5,771)
	WR Grace & Co.	(10,008)	7,206
	Wynn Resorts Ltd.	(2,481)	(9,750)
			(119,642)
			(4,296,619)
	Net other receivables/(payables)		(3,163,800)
	Total Contracts for Differences, at Value		$(7,460,419)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase	United Kingdom
	Vodafone Group plc	1,392,762	$118,655
	Net other receivables/(payables)		(86,514)
	Total Contracts for Differences, at Value		$32,141
	Total Contracts for Differences		$1,461,627

Cash collateral in the amount of $35,575,000 was pledged for total return, currency, credit default, inflation linked, and interest rate swaps, as of January 31, 2016.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	188,105	122,953	$132,859	$133,341	$(482)
AUD vs. USD, expiring 3/11/2016-3/16/2016	JPMorgan Chase Bank	4,936,971	3,431,203	3,487,080	3,431,203	55,877
AUD vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	2,942,782	2,105,801	2,078,488	2,105,801	(27,313)
BRL vs. USD, expiring 2/2/2016	JPMorgan Chase Bank	5,021,137	1,226,000	1,255,347	1,226,000	29,347
CAD vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	1,803,967	1,211,198	1,287,726	1,313,536	(25,810)
CAD vs. USD, expiring 2/18/2016-3/16/2016	JPMorgan Chase Bank	1,335,814	934,719	953,543	934,719	18,824
CAD vs. USD, expiring 2/18/2016-3/16/2016	JPMorgan Chase Bank	4,900,054	3,580,361	3,497,800	3,580,361	(82,561)
CHF vs. EUR, expiring 2/5/2016	Goldman Sachs & Co.	1,770,652	1,617,383	1,728,750	1,752,232	(23,482)
CHF vs. USD, expiring 2/5/2016	Citibank N.A.	7,122,981	7,203,445	6,954,416	7,203,445	(249,029)
CHF vs. USD, expiring 3/14/2016	JPMorgan Chase Bank	399,727	400,000	390,872	400,000	(9,128)
CHF vs. USD, expiring 3/4/2016	Merrill Lynch International	919,661	905,210	898,844	905,210	(6,366)
CHF vs. USD, expiring 3/10/2016	Morgan Stanley	208,000	207,567	203,352	207,567	(4,215)
CLP vs. USD, expiring 3/14/2016	JPMorgan Chase Bank	373,850,000	520,508	521,814	520,508	1,306
CNH vs. USD, expiring 3/16/2016-9/1/2016	JPMorgan Chase Bank	51,200,914	7,501,168	7,590,791	7,501,168	89,623
CNH vs. USD, expiring 3/16/2016-9/14/2016	JPMorgan Chase Bank	375,212,577	56,718,031	55,670,754	56,718,031	(1,047,277)
CNY vs. USD, expiring 4/14/2016-8/2/2016	JPMorgan Chase Bank	37,372,318	5,504,545	5,632,769	5,504,545	128,224
COP vs. USD, expiring 2/8/2016-2/16/2016	JPMorgan Chase Bank	1,741,146,312	534,222	530,171	534,222	(4,051)
COP vs. USD, expiring 2/22/2016	JPMorgan Chase Bank	1,870,449,156	567,146	568,846	567,146	1,700
DKK vs. USD, expiring 3/4/2016	BNP Paribas S.A.	3,895,922	570,311	565,986	570,311	(4,325)
DKK vs. USD, expiring 2/5/2016	Goldman Sachs & Co.	3,036,515	445,324	440,814	445,324	(4,510)
EUR vs. AUD, expiring 3/16/2016	JPMorgan Chase Bank	894,311	1,367,063	969,874	965,558	4,316
EUR vs. CAD, expiring 3/16/2016	JPMorgan Chase Bank	494,983	780,678	536,805	557,271	(20,466)
EUR vs. CHF, expiring 3/4/2016	Credit Suisse International	729,171	808,513	790,476	790,212	264
EUR vs. DKK, expiring 3/4/2016	Credit Suisse International	492,935	3,678,446	534,379	534,392	(13)
EUR vs. GBP, expiring 3/4/2016	Barclays Bank plc	1,557,207	1,188,174	1,688,128	1,693,093	(4,965)
EUR vs. GBP, expiring 3/16/2016	JPMorgan Chase Bank	2,190,110	1,632,705	2,375,159	2,326,615	48,544
EUR vs. GBP, expiring 3/16/2016	JPMorgan Chase Bank	561,000	427,157	608,401	608,701	(300)
EUR vs. HUF, expiring 3/16/2016-7/8/2016	JPMorgan Chase Bank	1,762,801	554,113,065	1,916,863	1,926,118	(9,255)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
EUR vs. NOK, expiring 3/16/2016	JPMorgan Chase Bank	963,213	9,154,145	$1,044,598	$1,053,969	$(9,371)
EUR vs. PLN, expiring 3/16/2016	JPMorgan Chase Bank	283,000	1,253,679	306,911	307,045	(134)
EUR vs. PLN, expiring 3/16/2016	JPMorgan Chase Bank	1,415,000	6,160,469	1,534,558	1,508,795	25,763
EUR vs. SEK, expiring 3/16/2016	JPMorgan Chase Bank	1,439,385	13,296,790	1,561,002	1,551,151	9,851
EUR vs. SEK, expiring 3/16/2016	JPMorgan Chase Bank	294,071	2,734,225	318,918	318,964	(46)
EUR vs. USD, expiring 2/5/2016	Barclays Bank plc	504,437	544,393	546,494	544,393	2,101
EUR vs. USD, expiring 2/5/2016	Barclays Bank plc	1,697,718	1,846,319	1,839,265	1,846,319	(7,054)
EUR vs. USD, expiring 2/5/2016	BNP Paribas S.A.	688,892	756,987	746,328	756,987	(10,659)
EUR vs. USD, expiring 2/5/2016	Citibank N.A.	1,179,869	1,294,859	1,278,240	1,294,859	(16,619)
EUR vs. USD, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	3,811,163	4,159,101	4,129,441	4,159,101	(29,660)
EUR vs. USD, expiring 2/5/2016	HSBC Bank plc	3,500,532	3,803,575	3,792,389	3,803,575	(11,186)
EUR vs. USD, expiring 2/10/2016-3/16/2016	JPMorgan Chase Bank	10,418,137	11,348,473	11,295,449	11,348,473	(53,024)
EUR vs. USD, expiring 2/10/2016-3/16/2016	JPMorgan Chase Bank	3,913,689	4,232,092	4,243,592	4,232,092	11,500
EUR vs. USD, expiring 3/8/2016	Morgan Stanley	757,000	826,022	820,750	826,022	(5,272)
EUR vs. USD, expiring 2/5/2016	Royal Bank of Canada	2,501,700	2,689,275	2,710,279	2,689,275	21,004
EUR vs. USD, expiring 2/5/2016-3/4/2016	Royal Bank of Canada	6,548,831	7,169,005	7,095,463	7,169,005	(73,542)
EUR vs. USD, expiring 2/5/2016-3/4/2016	UBS AG	5,405,370	5,901,722	5,859,464	5,901,722	(42,258)
GBP vs. EUR, expiring 2/5/2016	Goldman Sachs & Co.	1,786,955	2,359,477	2,546,235	2,556,198	(9,963)
GBP vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	1,477,535	1,978,000	2,105,497	2,145,127	(39,630)
GBP vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	2,584,910	3,375,972	3,683,513	3,661,217	22,296
GBP vs. EUR, expiring 2/5/2016	UBS AG	986,993	1,327,112	1,406,369	1,437,760	(31,391)
GBP vs. JPY, expiring 3/16/2016	JPMorgan Chase Bank	90,617	16,376,921	129,131	135,411	(6,280)
GBP vs. USD, expiring 2/5/2016	Citibank N.A.	17,835,472	26,399,875	25,413,802	26,399,875	(986,073)
GBP vs. USD, expiring 2/5/2016	Goldman Sachs & Co.	459,286	683,190	654,437	683,190	(28,753)
GBP vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	146,878	208,137	209,303	208,137	1,166
GBP vs. USD, expiring 2/19/2016-3/16/2016	JPMorgan Chase Bank	3,387,468	4,971,880	4,827,030	4,971,880	(144,850)
GBP vs. USD, expiring 3/9/2016	Morgan Stanley	332,000	480,026	473,092	480,026	(6,934)
GBP vs. USD, expiring 3/9/2016	Morgan Stanley	68,000	96,580	96,899	96,580	319
HUF vs. EUR, expiring 3/16/2016-7/8/2016	JPMorgan Chase Bank	487,791,701	1,554,149	1,695,483	1,690,583	4,900
HUF vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	398,922,060	1,366,062	1,387,261	1,366,062	21,199

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
ILS vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	2,428,811	612,000	$613,893	$612,000	$1,893
INR vs. USD, expiring 2/29/2016	JPMorgan Chase Bank	41,747,797	611,000	612,345	611,000	1,345
JPY vs. USD, expiring 3/14/2016-3/16/2016	JPMorgan Chase Bank	195,430,964	1,601,694	1,615,869	1,601,694	14,175
JPY vs. USD, expiring 3/14/2016-3/18/2016	JPMorgan Chase Bank	511,552,551	4,347,726	4,229,693	4,347,726	(118,033)
KRW vs. USD, expiring 2/24/2016-3/2/2016	JPMorgan Chase Bank	737,625,240	612,000	614,852	612,000	2,852
KRW vs. USD, expiring 3/14/2016	JPMorgan Chase Bank	653,067,836	553,274	544,164	553,274	(9,110)
MXN vs. USD, expiring 2/5/2016-3/16/2016	JPMorgan Chase Bank	143,504,416	8,457,245	7,889,368	8,457,245	(567,877)
MXN vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	7,939,821	431,246	436,448	431,246	5,202
NOK vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	15,317,780	1,599,000	1,763,624	1,734,104	29,520
NOK vs. USD, expiring 2/5/2016	Barclays Bank plc	1,208,327	137,630	139,178	137,630	1,548
NOK vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	4,349,079	510,896	500,734	510,896	(10,162)
NOK vs. USD, expiring 3/4/2016-3/16/2016	JPMorgan Chase Bank	10,953,245	1,254,875	1,261,128	1,254,875	6,253
NZD vs. USD, expiring 3/14/2016-3/16/2016	JPMorgan Chase Bank	4,484,504	2,951,718	2,896,591	2,951,718	(55,127)
NZD vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	2,120,256	1,360,276	1,369,452	1,360,276	9,176
PHP vs. USD, expiring 2/9/2016	JPMorgan Chase Bank	14,550,820	306,000	305,244	306,000	(756)
PLN vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	2,526,625	585,959	618,809	635,468	(16,659)
PLN vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	3,776,218	842,000	924,855	913,143	11,712
PLN vs. USD, expiring 3/14/2016-3/16/2016	JPMorgan Chase Bank	11,596,475	2,879,576	2,840,175	2,879,576	(39,401)
RUB vs. USD, expiring 2/3/2016-3/1/2016	JPMorgan Chase Bank	223,516,450	3,117,755	2,953,635	3,117,755	(164,120)
RUB vs. USD, expiring 2/16/2016-3/18/2016	JPMorgan Chase Bank	403,820,853	5,077,389	5,314,267	5,077,389	236,878
SEK vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	32,577,413	3,491,638	3,800,352	3,786,657	13,695
SEK vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	65,808,028	7,110,606	7,676,904	7,711,402	(34,498)
SEK vs. USD, expiring 3/4/2016	Barclays Bank plc	4,374,424	513,592	510,067	513,592	(3,525)
SEK vs. USD, expiring 2/5/2016	Citibank N.A.	7,667,177	919,808	893,275	919,808	(26,533)
SEK vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	9,741,194	1,148,326	1,136,369	1,148,326	(11,957)
SGD vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	878,909	616,000	616,403	616,000	403
TRY vs. USD, expiring 2/5/2016-3/16/2016	JPMorgan Chase Bank	22,914,823	7,630,676	7,718,482	7,630,676	87,806
TWD vs. USD, expiring 2/16/2016-3/1/2016	JPMorgan Chase Bank	20,616,926	615,000	618,451	615,000	3,451
USD vs. AED, expiring 8/11/2016-8/15/2016	JPMorgan Chase Bank	4,817,441	17,725,260	4,817,441	4,819,807	(2,366)
USD vs. AUD, expiring 3/16/2016	JPMorgan Chase Bank	3,420,205	4,743,586	3,420,205	3,350,396	69,809

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. AUD, expiring 3/16/2016	JPMorgan Chase Bank	2,079,028	3,011,412	$2,079,028	$2,126,962	$(47,934)
USD vs. BRL, expiring 2/2/2016-4/4/2016	JPMorgan Chase Bank	5,685,512	23,334,724	5,685,512	5,785,952	(100,440)
USD vs. BRL, expiring 2/2/2016	JPMorgan Chase Bank	1,918,653	7,373,000	1,918,653	1,843,342	75,311
USD vs. CAD, expiring 3/16/2016	JPMorgan Chase Bank	1,053,195	1,516,388	1,053,195	1,082,443	(29,248)
USD vs. CAD, expiring 2/18/2016-3/16/2016	JPMorgan Chase Bank	2,105,807	2,915,187	2,105,807	2,080,943	24,864
USD vs. CHF, expiring 3/4/2016	Barclays Bank plc	236,254	239,746	236,254	234,319	1,935
USD vs. CHF, expiring 3/4/2016	Citibank N.A.	225,668	228,498	225,668	223,326	2,342
USD vs. CHF, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	947,792	961,470	947,792	939,525	8,267
USD vs. CHF, expiring 3/10/2016-3/14/2016	JPMorgan Chase Bank	3,696,729	3,647,470	3,696,729	3,566,640	130,089
USD vs. CHF, expiring 3/10/2016	Morgan Stanley	382,099	383,000	382,099	374,442	7,657
USD vs. CHF, expiring 2/5/2016	Royal Bank of Canada	2,108,133	2,085,999	2,108,133	2,036,634	71,499
USD vs. CNH, expiring 3/16/2016-9/14/2016	JPMorgan Chase Bank	66,567,559	439,466,373	66,567,559	65,190,843	1,376,716
USD vs. CNH, expiring 3/16/2016-10/11/2016	JPMorgan Chase Bank	12,076,744	82,173,907	12,076,744	12,189,923	(113,179)
USD vs. COP, expiring 2/8/2016-2/29/2016	JPMorgan Chase Bank	714,287	2,377,198,018	714,287	723,129	(8,842)
USD vs. COP, expiring 2/8/2016-2/16/2016	JPMorgan Chase Bank	309,383	1,002,795,768	309,383	305,276	4,107
USD vs. DKK, expiring 2/5/2016	Credit Suisse International	880,979	6,067,752	880,979	880,862	117
USD vs. DKK, expiring 2/5/2016	UBS AG	5,041,854	34,256,058	5,041,854	4,972,991	68,863
USD vs. EUR, expiring 2/5/2016	Barclays Bank plc	1,211,334	1,118,300	1,211,334	1,211,539	(205)
USD vs. EUR, expiring 2/5/2016	Barclays Bank plc	2,039,270	1,867,885	2,039,270	2,023,619	15,651
USD vs. EUR, expiring 2/5/2016	BNP Paribas S.A.	1,738,568	1,602,287	1,738,568	1,735,878	2,690
USD vs. EUR, expiring 2/5/2016	Citibank N.A.	112,192,531	102,605,785	112,192,531	111,160,542	1,031,989
USD vs. EUR, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	6,660,500	6,152,708	6,660,500	6,668,050	(7,550)
USD vs. EUR, expiring 2/5/2016	Goldman Sachs & Co.	913,129	842,567	913,129	912,816	313
USD vs. EUR, expiring 2/5/2016	HSBC Bank plc	650,703	599,149	650,703	649,103	1,600
USD vs. EUR, expiring 2/10/2016-3/16/2016	JPMorgan Chase Bank	47,082,172	43,137,787	47,082,172	46,758,997	323,175
USD vs. EUR, expiring 2/8/2016-3/16/2016	JPMorgan Chase Bank	4,133,796	3,832,000	4,133,796	4,153,016	(19,220)
USD vs. EUR, expiring 2/5/2016	Merrill Lynch International	622,296	573,094	622,296	620,876	1,420
USD vs. EUR, expiring 3/8/2016	Morgan Stanley	543,540	508,000	543,540	550,781	(7,241)
USD vs. EUR, expiring 3/8/2016	Morgan Stanley	962,153	878,000	962,153	951,940	10,213

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. EUR, expiring 2/5/2016	Royal Bank of Canada	841,671	783,403	$841,671	$848,719	$(7,048)
USD vs. EUR, expiring 2/5/2016-3/4/2016	Royal Bank of Canada	692,415	634,365	692,415	687,563	4,852
USD vs. EUR, expiring 3/4/2016	State Street Bank & Trust	2,459,832	2,258,320	2,459,832	2,448,188	11,644
USD vs. EUR, expiring 2/5/2016	UBS AG	1,180,236	1,086,693	1,180,236	1,177,297	2,939
USD vs. GBP, expiring 2/5/2016	Citibank N.A.	1,043,316	737,888	1,043,316	1,051,418	(8,102)
USD vs. GBP, expiring 2/5/2016	Citibank N.A.	684,161	459,285	684,161	654,437	29,724
USD vs. GBP, expiring 2/5/2016	Goldman Sachs & Co.	1,732,410	1,162,137	1,732,410	1,655,932	76,478
USD vs. GBP, expiring 2/19/2016	JPMorgan Chase Bank	643,277	451,805	643,277	643,787	(510)
USD vs. GBP, expiring 2/8/2016-3/16/2016	JPMorgan Chase Bank	23,378,410	15,904,622	23,378,410	22,663,188	715,222
USD vs. GBP, expiring 3/9/2016	Morgan Stanley	1,157,400	779,000	1,157,400	1,110,056	47,344
USD vs. HUF, expiring 2/5/2016	JPMorgan Chase Bank	171,863	49,670,817	171,863	172,849	(986)
USD vs. IDR, expiring 2/9/2016-3/4/2016	JPMorgan Chase Bank	2,478,060	35,069,837,795	2,478,060	2,537,149	(59,089)
USD vs. ILS, expiring 3/16/2016	JPMorgan Chase Bank	593,734	2,314,835	593,734	585,085	8,649
USD vs. INR, expiring 2/22/2016	JPMorgan Chase Bank	910,785	61,732,362	910,785	906,496	4,289
USD vs. INR, expiring 2/22/2016	JPMorgan Chase Bank	612,000	41,887,385	612,000	615,087	(3,087)
USD vs. JPY, expiring 3/16/2016	JPMorgan Chase Bank	2,556,214	312,880,596	2,556,214	2,587,016	(30,802)
USD vs. JPY, expiring 3/16/2016-3/18/2016	JPMorgan Chase Bank	6,918,874	827,788,766	6,918,874	6,844,507	74,367
USD vs. KRW, expiring 2/19/2016-2/29/2016	JPMorgan Chase Bank	908,761	1,082,493,173	908,761	902,423	6,338
USD vs. KRW, expiring 2/19/2016-3/4/2016	JPMorgan Chase Bank	2,053,409	2,490,178,707	2,053,409	2,075,840	(22,431)
USD vs. MXN, expiring 3/16/2016	JPMorgan Chase Bank	1,259,000	23,234,618	1,259,000	1,277,196	(18,196)
USD vs. MXN, expiring 2/5/2016-3/16/2016	JPMorgan Chase Bank	6,058,749	104,344,784	6,058,749	5,737,030	321,719
USD vs. MYR, expiring 2/19/2016	JPMorgan Chase Bank	606,561	2,660,607	606,561	639,551	(32,990)
USD vs. NOK, expiring 3/4/2016-3/16/2016	JPMorgan Chase Bank	742,421	6,554,154	742,421	754,627	(12,206)
USD vs. NOK, expiring 3/16/2016	JPMorgan Chase Bank	378,088	3,281,147	378,088	377,777	311
USD vs. NOK, expiring 2/5/2016	Royal Bank of Canada	138,976	1,208,327	138,976	139,178	(202)
USD vs. NZD, expiring 3/16/2016	JPMorgan Chase Bank	4,054,809	6,106,784	4,054,809	3,944,310	110,499
USD vs. PHP, expiring 2/9/2016	JPMorgan Chase Bank	309,000	14,612,795	309,000	306,544	2,456
USD vs. RUB, expiring 2/16/2016-2/29/2016	JPMorgan Chase Bank	839,846	65,893,293	839,846	868,569	(28,723)
USD vs. SEK, expiring 3/4/2016-3/16/2016	JPMorgan Chase Bank	1,497,093	12,678,151	1,497,093	1,478,882	18,211

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. SGD, expiring 3/16/2016	JPMorgan Chase Bank	1,771,091	2,504,674	$1,771,091	$1,756,596	$14,495
USD vs. TRY, expiring 3/16/2016	JPMorgan Chase Bank	3,650,824	11,101,060	3,650,824	3,711,311	(60,487)
USD vs. TWD, expiring 2/4/2016-3/1/2016	JPMorgan Chase Bank	2,594,215	85,946,172	2,594,215	2,578,123	16,092
USD vs. TWD, expiring 2/16/2016-3/11/2016	JPMorgan Chase Bank	2,675,110	90,100,751	2,675,110	2,702,825	(27,715)
USD vs. ZAR, expiring 3/16/2016	JPMorgan Chase Bank	308,000	4,773,179	308,000	298,012	9,988
ZAR vs. USD, expiring 3/14/2016-3/16/2016	JPMorgan Chase Bank	6,446,637	422,066	402,539	422,066	(19,527)
						$865,946

Non-Deliverable Bond Forward Contracts*

Counterparty	Currency	Notional Amount	Referenced Obligation	Settlement Date	Unrealized Gain/(Loss)
Bank of America Corp.	COP	8,154,600,000	Titulos de Tesoreia, 7.750% 09/18/30	09/18/30	$(18,030)
Bank of America Corp.	COP	1,290,900,000	Titulos de Tesoreia, 10.000% 7/24/24	07/24/24	(9,523)
Bank of America Corp.	COP	4,694,700,000	Titulos de Tesoreia, 7.750% 8/26/26	08/26/26	168
					$(27,385)

* Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Currency Abbreviations:
AED	—	United Arab Dirham
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombia Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended January 31, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding ─ November 1, 2015	279	$28,547
Options written	988	79,490
Options terminated in closing purchase transactions	(722)	(67,989)
Options expired	(175)	(17,755)
Options outstanding ─ January 31, 2016	370	22,293

	Notional Amount (000)	Premiums Received
Swaptions written through the period ended January 31, 2016 were as follows:
Swaptions outstanding ─ November 1, 2015	128,560	$912,705
Swaptions written	-	-
Swaptions terminated in closing purchase transactions	(6,500)	(67,500)
Swaptions outstanding ─ January 31, 2016	122,060	$845,205

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of January 31, 2016:

Argentina	0.2%
Australia	(0.1)
Austria	0.3
Belgium	0.1
Bermuda	(0.3)
Brazil	(0.1)
Canada	(1.2)
Cayman Islands	(0.2)
Chile	0.0 †
China	0.2
Colombia	0.0 †
Denmark	0.8
Dominican Republic	0.1
European Union	0.2
Finland	0.5
France	3.2
Germany	2.3
Hong Kong	(0.3)
India	(0.4)
Ireland	0.2
Israel	0.0 †
Italy	1.4
Japan	0.0 †
Jersey	0.3
Luxembourg	1.3
Mexico	0.5
Monaco	0.4
Multinational	0.3
Netherlands	(0.3)
Norway	(0.1)
Peru	(0.1)
Puerto Rico	(0.1)
Singapore	0.0 †
South Korea	0.0 †
Spain	1.3
Sweden	0.4
Switzerland	1.1
Taiwan	(0.2)
United Kingdom	0.8
United States	26.9
Venezuela	0.3
Other‡	60.3
100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 86.3%
Aerospace & Defense - 3.0%
Airbus Group SE	1,191	$74,600
B/E Aerospace, Inc.(a)	5,776	233,639
Boeing Co./The	600	72,078
DigitalGlobe, Inc.*(a)	508	6,655
General Dynamics Corp.	200	26,754
Honeywell International, Inc.(a)	765	78,948
Huntington Ingalls Industries, Inc.(a)	688	87,981
L-3 Communications Holdings, Inc.(a)	271	31,664
Lockheed Martin Corp.(a)	237	50,007
Northrop Grumman Corp.(a)	416	76,985
Orbital ATK, Inc.(a)	1,239	111,795
Precision Castparts Corp.	2,119	497,859
Raytheon Co.(a)	613	78,611
Safran S.A.	889	57,456
Spirit AeroSystems Holdings, Inc., Class A*(a)	700	29,680
Textron, Inc.(a)	1,000	34,220
Thales S.A.	1,356	103,076
TransDigm Group, Inc.*(a)	1,638	368,108
		2,020,116
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.(a)	1,189	77,011
Expeditors International of Washington, Inc.(a)	700	31,584
FedEx Corp.	3,683	489,397
United Parcel Service, Inc., Class B(a)	824	76,797
		674,789
Airlines - 0.6%
Air France-KLM*	8,013	64,157
Alaska Air Group, Inc.(a)	700	49,280
Hawaiian Holdings, Inc.*	1,900	66,899
International Consolidated Airlines Group S.A.	12,713	97,423
JetBlue Airways Corp.*(a)	1,300	27,703
Ryanair Holdings plc (ADR)	905	70,907
		376,369
Auto Components - 0.7%
Continental AG	292	60,924
Delphi Automotive plc	700	45,458
Dometic Group AB*(b)	10,861	66,427
Lear Corp.	1,000	103,830
Magna International, Inc.(a)	700	24,213
Nokian Renkaat OYJ	1,307	44,175
Schaeffler AG (Preference shares)*	3,681	58,299
Visteon Corp.(a)	1,000	66,880
		470,206
Automobiles - 0.3%
Bayerische Motoren Werke AG	706	58,630
EDAG Engineering Group AG*	2,101	49,856
Harley-Davidson, Inc.(a)	86	3,440
Peugeot S.A.*	2,873	42,514
Renault S.A.	703	59,349
		213,789
Banks - 2.1%
Bank of America Corp.(a)	138	1,951
Bank of the Ozarks, Inc.	800	35,472
BankUnited, Inc.(a)	466	15,704
BB&T Corp.(a)	14	457
BNP Paribas S.A.	3,218	152,428
CIT Group, Inc.(a)	5,614	164,771
Comerica, Inc.(a)	1,460	50,078
Cullen/Frost Bankers, Inc.(a)	2,200	105,292
East West Bancorp, Inc.	1,000	32,420
	SHARES	VALUE
Banks (continued)
First Republic Bank(a)	1,126	$76,568
HSBC Holdings plc (ADR)(a)(c)	564	19,966
ICICI Bank Ltd. (ADR)(a)	2,626	17,463
KeyCorp(a)	4,792	53,479
M&T Bank Corp.(a)	455	50,132
Seacoast Banking Corp of Florida*	20,028	296,815
Signature Bank*	248	34,556
Societe Generale S.A.	2,240	85,367
State Bank Financial Corp.	6,229	119,971
SunTrust Banks, Inc.(a)	474	17,339
SVB Financial Group*(a)	400	40,528
Webster Financial Corp.(a)	33	1,095
Western Alliance Bancorp*(a)	609	19,841
Zions Bancorp.(a)	2,949	66,883
		1,458,576
Beverages - 3.3%
Anheuser-Busch InBev S.A./N.V.	1,352	169,677
Anheuser-Busch InBev S.A./N.V. (ADR)	3,482	438,175
Boston Beer Co., Inc./The, Class A*	100	17,925
Brown-Forman Corp., Class B	3,817	373,455
Constellation Brands, Inc., Class A(a)	493	75,173
Diageo plc (ADR)(d)	1,981	213,294
Dr Pepper Snapple Group, Inc.(a)	814	76,386
Heineken N.V.	4,492	390,619
Molson Coors Brewing Co., Class B(a)	847	76,637
Monster Beverage Corp.*(a)	200	27,006
PepsiCo, Inc.(d)	2,914	289,360
Royal Unibrew A/S	2,723	113,837
		2,261,544
Biotechnology - 1.7%
AbbVie, Inc.(a)	1,342	73,676
Achillion Pharmaceuticals, Inc.*(a)	2,517	17,015
Acorda Therapeutics, Inc.*(a)	856	31,518
Amgen, Inc.(a)	505	77,128
Baxalta, Inc.	14,171	566,982
Biogen, Inc.*(a)	281	76,730
Celgene Corp.*(a)	771	77,347
Incyte Corp.*	509	35,915
Juno Therapeutics, Inc.*(a)	800	22,064
Ligand Pharmaceuticals, Inc.*(a)	623	62,281
Medivation, Inc.*(a)	900	29,430
Myriad Genetics, Inc.*(a)	700	27,279
United Therapeutics Corp.*(a)(c)	300	36,954
		1,134,319
Building Products - 0.6%
AO Smith Corp.(a)	900	62,865
Lennox International, Inc.(a)	600	71,892
Masco Corp.(a)	2,458	64,867
Owens Corning(a)	1,342	61,987
Rockwool International A/S, Class B	657	99,184
USG Corp.*(a)	1,400	25,046
		385,841
Capital Markets - 2.6%
Affiliated Managers Group, Inc.*(a)	600	80,514
Ameriprise Financial, Inc.	305	27,648
Bank of New York Mellon Corp./The(d)	5,563	201,492
Charles Schwab Corp./The(a)	5,814	148,432
E*TRADE Financial Corp.*(a)	13,854	326,400
Evercore Partners, Inc., Class A(c)	88	3,975
Invesco Ltd.(a)	1,747	52,288
Janus Capital Group, Inc.	1,900	23,921
Legg Mason, Inc.(a)	1,883	57,658
Northern Trust Corp.(a)	1,254	77,848
Raymond James Financial, Inc.(a)	1,068	46,789

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
SEI Investments Co.(a)	8,785	$344,723
T Rowe Price Group, Inc.(a)	1,074	76,200
UBS Group AG	5,852	96,148
Waddell & Reed Financial, Inc., Class A(a)	6,102	167,439
WisdomTree Investments, Inc.(a)	4,900	58,800
		1,790,275
Chemicals - 5.8%
Agrium, Inc.(a)	578	50,211
Air Products & Chemicals, Inc.(a)	3,641	461,351
Airgas, Inc.	5,396	755,440
Akzo Nobel N.V.	2,522	161,889
Cabot Corp.(a)	451	18,193
Celanese Corp.	700	44,569
CF Industries Holdings, Inc.	2,007	60,210
Chemtura Corp.*(a)	574	15,062
Covestro AG*(b)	2,145	70,640
Dow Chemical Co./The	1,900	79,800
Ecolab, Inc.(d)	2,011	216,927
Huntsman Corp.(a)	2,900	25,027
International Flavors & Fragrances, Inc.(a)	389	45,497
LyondellBasell Industries N.V., Class A(a)	900	70,173
Olin Corp.(a)	3,800	64,372
Potash Corp of Saskatchewan, Inc.(a)	2,915	47,515
Praxair, Inc.(a)	731	73,100
RPM International, Inc.(a)	1,065	41,801
Sherwin-Williams Co./The(a)	2,893	739,653
Syngenta AG (ADR)(a)	1,197	88,434
Valspar Corp./The(a)	1,128	88,356
WR Grace & Co.*	9,208	748,979
Westlake Chemical Corp.(a)	500	22,740
		3,989,939
Commercial Services & Supplies - 0.6%
ADT Corp./The	2,200	65,076
Bravida Holding AB*(b)	10,486	65,965
Cintas Corp.(a)	205	17,614
Copart, Inc.*(a)	1,467	49,159
Elanders AB, Class B	7,874	67,192
ISS A/S	1,774	62,575
KAR Auction Services, Inc.(a)	2,487	83,116
Pitney Bowes, Inc.(a)(c)	568	11,121
R.R. Donnelley & Sons Co.(a)	1,577	22,031
		443,849
Communications Equipment - 0.9%
Arista Networks, Inc.*(a)	400	24,012
ARRIS International plc*(c)	390	9,933
Ciena Corp.*(a)	1,900	33,763
Cisco Systems, Inc.(a)	1,319	31,379
CommScope Holding Co., Inc.*(a)	3,700	82,954
F5 Networks, Inc.*(a)	810	75,962
Harris Corp.(a)	884	76,881
Infinera Corp.*(a)	2,000	30,640
Juniper Networks, Inc.(a)	1,200	28,320
NETGEAR, Inc.*(a)	271	10,127
Nokia OYJ	28,687	205,106
Palo Alto Networks, Inc.*(a)	200	29,898
Polycom, Inc.*(a)	899	9,161
		648,136
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.(a)	324	9,182
Dycom Industries, Inc.*(a)	931	61,688
	SHARES	VALUE
Construction & Engineering (continued)
KBR, Inc.(a)	1,282	$18,281
Vinci S.A.	2,467	166,818
		255,969
Construction Materials - 0.8%
Eagle Materials, Inc.(a)	600	32,124
Martin Marietta Materials, Inc.(a)(c)	3,851	483,609
Vulcan Materials Co.	112	9,878
		525,611
Consumer Finance - 0.5%
American Express Co.(a)	861	46,064
Capital One Financial Corp.(a)	540	35,435
Discover Financial Services(a)	1,137	52,063
Synchrony Financial*(a)	6,489	184,417
		317,979
Containers & Packaging - 0.2%
Avery Dennison Corp.(a)	68	4,140
Ball Corp.(a)	689	46,046
Berry Plastics Group, Inc.*(a)	1,600	49,760
Graphic Packaging Holding Co.	3,300	37,488
		137,434
Distributors - 0.1%
Pool Corp.(a)	474	40,053

Diversified Consumer Services - 0.7%
H&R Block, Inc.	7,302	248,633
New Oriental Education & Technology Group, Inc. (ADR)(a)	4,437	139,366
ServiceMaster Global Holdings, Inc.*(a)	800	33,768
TAL Education Group (ADR)*(a)	700	33,579
		455,346
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	1,968	255,387
Intercontinental Exchange, Inc.(a)	294	77,557
Leucadia National Corp.(a)	559	9,257
McGraw Hill Financial, Inc.	400	34,008
Moody’s Corp.(a)	5,193	462,904
MSCI, Inc.(a)	1,083	74,554
Nasdaq, Inc.(a)	396	24,552
Voya Financial, Inc.(a)	1,000	30,580
		968,799
Diversified Telecommunication Services - 0.8%
AT&T, Inc.(a)	2,110	76,087
CenturyLink, Inc.(a)	2,312	58,771
Level 3 Communications, Inc.*(a)	463	22,599
Orange S.A.	6,068	107,345
SBA Communications Corp., Class A*(a)	788	78,233
Swisscom AG	259	128,797
Verizon Communications, Inc.(a)	1,530	76,454
		548,286
Electric Utilities - 0.7%
American Electric Power Co., Inc.(a)	1,054	64,263
Enel S.p.A.	20,901	85,315
Entergy Corp.(a)	1,062	74,956
FirstEnergy Corp.(a)	2,333	77,129
NextEra Energy, Inc.(a)	692	77,303
OGE Energy Corp.(a)	303	7,948
Pinnacle West Capital Corp.(a)	1,001	66,376
Southern Co./The(a)	1,049	51,317
		504,607
Electrical Equipment - 0.8%
ABB Ltd.*	3,117	53,464
Acuity Brands, Inc.(a)	100	20,243

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Electrical Equipment (continued)
AMETEK, Inc.(a)	2,974	$139,927
Gamesa Corp. Tecnologica S.A.	4,476	82,964
Hubbell, Inc.(a)	233	21,070
Nordex SE*	3,889	125,209
Vestas Wind Systems A/S	2,060	133,934
		576,811
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	1,547	76,685
Austria Technologie & Systemtechnik AG	3,876	50,176
Avnet, Inc.(a)	1,205	48,104
CDW Corp.(a)	800	30,760
Flextronics International Ltd.*	4,100	42,968
FLIR Systems, Inc.(a)	969	28,333
Ingram Micro, Inc., Class A(a)	679	19,148
IPG Photonics Corp.*	400	32,332
Jabil Circuit, Inc.(a)	1,538	30,622
TE Connectivity Ltd.(a)	438	25,036
VeriFone Systems, Inc.*(a)	1,557	36,418
		420,582
Energy Equipment & Services - 1.5%
Core Laboratories N.V.	1,000	98,400
Dril-Quip, Inc.*(a)	286	16,771
FMC Technologies, Inc.*(a)	5,813	146,197
Halliburton Co.(a)	1,366	43,425
Nabors Industries Ltd.(a)	17,000	125,120
National Oilwell Varco, Inc.(a)	722	23,494
Noble Corp. plc(a)	5,383	41,933
Oceaneering International, Inc.(a)	1,629	55,142
Oil States International, Inc.*(a)	1,044	29,472
Patterson-UTI Energy, Inc.(a)	6,500	93,470
Rowan Cos. plc, Class A(a)	3,200	40,480
Superior Energy Services, Inc.	3,000	30,930
Transocean Ltd.(a)	7,500	78,150
US Silica Holdings, Inc.(a)	5,500	102,575
Weatherford International plc*(a)	18,000	121,320
		1,046,879
Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.(a)	308	37,188
Cia Brasileira de Distribuicao (ADR)(a)	557	5,319
Costco Wholesale Corp.(a)	5,024	759,227
CVS Health Corp.(a)	802	77,465
Koninklijke Ahold N.V.	4,617	104,158
Kroger Co./The(a)	1,048	40,673
Sysco Corp.(a)	906	36,068
Wal-Mart Stores, Inc.(a)	1,167	77,442
		1,137,540
Food Products - 5.2%
Bunge Ltd.(a)	555	34,416
Calavo Growers, Inc.	6,764	350,037
Campbell Soup Co.(a)(c)	1,345	75,872
Chocoladefabriken Lindt & Spruengli AG*	9	621,020
ConAgra Foods, Inc.(a)	5,345	222,566
Darling Ingredients, Inc.*(a)	779	7,003
Dean Foods Co.	768	15,345
Hormel Foods Corp.(a)	957	76,952
JM Smucker Co./The(a)	543	69,678
Kraft Heinz Co./The(a)	10,323	805,813
Lancaster Colony Corp.	1,540	156,587
Mead Johnson Nutrition Co.(a)	458	33,200
Mondelez International, Inc., Class A(a)(d)	13,013	560,860
Pilgrim’s Pride Corp.*(a)	2,200	48,796
Post Holdings, Inc.*(a)	700	40,950
	SHARES	VALUE
Food Products (continued)
Sanderson Farms, Inc.(a)	552	$44,834
Snyder’s-Lance, Inc.	9,120	287,918
Tyson Foods, Inc., Class A(a)	2,026	108,107
		3,559,954
Gas Utilities - 0.0%†
Questar Corp.(a)	889	18,127

Health Care Equipment & Supplies - 3.3%
ABIOMED, Inc.*(a)	536	45,737
Align Technology, Inc.*	400	26,456
Baxter International, Inc.(a)	10,797	395,170
Becton Dickinson and Co.	4,020	584,387
Boston Scientific Corp.*(a)(c)	5,659	99,202
DexCom, Inc.*(a)	400	28,512
Edwards Lifesciences Corp.*(a)	962	75,238
Guerbet	1,272	104,243
Hill-Rom Holdings, Inc.(a)	233	11,389
Hologic, Inc.*(a)	900	30,546
IDEXX Laboratories, Inc.*	6,724	471,621
Intuitive Surgical, Inc.*(a)	123	66,525
Medtronic plc(a)	993	75,389
NuVasive, Inc.*(a)	406	18,725
St Jude Medical, Inc.(a)	1,162	61,423
Stryker Corp.	701	69,504
TearLab Corp.*(a)	7,572	9,995
Teleflex, Inc.(a)	306	41,521
Varian Medical Systems, Inc.*(a)	629	48,515
		2,264,098
Health Care Providers & Services - 1.2%
Aetna, Inc.	248	25,256
AmerisourceBergen Corp.(a)	400	35,824
Anthem, Inc.	593	77,381
Attendo AB*(b)	3,747	30,447
Cardinal Health, Inc.(a)	906	73,721
Centene Corp.*(a)(c)	1,188	73,727
Cigna Corp.	165	22,044
Express Scripts Holding Co.*	500	35,935
Fresenius SE & Co. KGaA	1,140	75,259
HCA Holdings, Inc.*(a)	1,110	77,234
Humana, Inc.	869	141,465
LifePoint Health, Inc.*(a)	277	19,332
Molina Healthcare, Inc.*(a)	500	27,455
Quest Diagnostics, Inc.(a)	1,132	74,338
Team Health Holdings, Inc.*(a)	1,106	45,202
VCA, Inc.*(a)	278	14,253
		848,873
Health Care Technology - 0.2%
athenahealth, Inc.*(a)	435	61,683
Cerner Corp.*(a)	800	46,408
		108,091
Hotels, Restaurants & Leisure - 4.4%
Aramark	12,038	384,614
Boyd Gaming Corp.*(a)	2,956	52,646
Buffalo Wild Wings, Inc.*	2,083	317,241
Carnival Corp.(a)	1,253	60,307
Cracker Barrel Old Country Store, Inc.	100	13,123
Darden Restaurants, Inc.(a)	1,036	65,330
Domino’s Pizza, Inc.(c)	3,950	450,024
Dunkin’ Brands Group, Inc.	900	35,424
Hilton Worldwide Holdings, Inc.(a)	16,150	287,632
Hyatt Hotels Corp., Class A*(a)	1,315	50,864
Jack in the Box, Inc.(a)	355	27,562
McDonald’s Corp.(a)	1,012	125,265
MGM Resorts International*(a)	6,600	132,528

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Panera Bread Co., Class A*	88	$17,072
Royal Caribbean Cruises Ltd.(a)	928	76,059
SeaWorld Entertainment, Inc.	4,771	90,935
Six Flags Entertainment Corp.(a)	324	16,288
Sodexo SA*	962	93,959
Sonic Corp.(a)(c)	18,072	530,955
Starbucks Corp.(a)	600	36,462
Vail Resorts, Inc.(a)	350	43,750
Yum! Brands, Inc.(a)	1,065	77,074
		2,985,114
Household Durables - 1.0%
Cairn Homes plc*	57,526	73,535
Garmin Ltd.(a)	268	9,428
Harman International Industries, Inc.(a)(c)	1,086	80,788
Helen of Troy Ltd.*(a)	500	44,685
KB Home	3,100	33,666
Leggett & Platt, Inc.(a)	379	15,732
Newell Rubbermaid, Inc.(a)	800	31,024
SEB S.A.	734	71,595
Sony Corp. (ADR)(a)	5,163	123,292
Tempur Sealy International, Inc.*(a)	1,500	90,510
Tupperware Brands Corp.	600	27,858
Whirlpool Corp.	441	59,266
		661,379
Household Products - 0.1%
Spectrum Brands Holdings, Inc.(a)	600	57,024

Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.*(a)	5,996	91,799
Dynegy, Inc.*(a)	2,000	23,680
NRG Energy, Inc.	2,500	26,600
		142,079
Industrial Conglomerates - 0.7%
Danaher Corp.(a)	887	76,859
Rheinmetall AG	1,649	117,185
Roper Technologies, Inc.(a)	426	74,835
Siemens AG	2,122	202,705
		471,584
Insurance - 2.3%
Aegon NV	20,466	115,310
Allianz SE	763	122,868
Allied World Assurance Co. Holdings AG(a)	328	12,002
Allstate Corp./The(a)	1,266	76,720
American Financial Group, Inc.(a)	63	4,472
Arthur J Gallagher & Co.(a)	1,483	55,820
Assurant, Inc.(a)	737	59,925
AXA S.A.	6,624	163,392
Axis Capital Holdings Ltd.(a)	287	15,472
Cincinnati Financial Corp.(a)	821	47,314
Lincoln National Corp.(a)	3,252	128,324
Marsh & McLennan Cos., Inc.(a)	966	51,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	389	74,525
NN Group NV	3,785	127,765
Old Republic International Corp.(a)	600	10,848
Principal Financial Group, Inc.(a)	1,100	41,800
Progressive Corp./The(a)	1,908	59,625
SCOR SE	2,135	74,300
Unum Group(a)	2,615	74,894
Validus Holdings Ltd.(a)	549	24,288
WR Berkley Corp.	2,955	148,193
	SHARES	VALUE
Insurance (continued)
XL Group plc(a)	1,883	$68,278
		1,557,652
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*(a)	348	204,276
Expedia, Inc.(a)	859	86,793
HSN, Inc.(a)	448	21,083
JD.com, Inc. (ADR)*(a)	1,100	28,633
Liberty Interactive Corp. QVC Group, Class A*(a)	567	14,776
Netflix, Inc.*(a)	478	43,899
Priceline Group, Inc./The*	42	44,729
Wayfair, Inc., Class A*(a)(c)	9,713	439,028
		883,217
Internet Software & Services - 2.1%
21Vianet Group, Inc. (ADR)*(a)	1,500	28,785
Akamai Technologies, Inc.*(a)	1,725	78,694
Alphabet, Inc., Class A*(a)(d)	471	358,596
Alphabet, Inc., Class C*(a)	235	174,593
Baidu, Inc. (ADR)*(a)	477	77,880
comScore, Inc.*	489	18,841
Cornerstone OnDemand, Inc.*(a)	556	17,064
Facebook, Inc., Class A*(a)	687	77,088
IAC/InterActiveCorp(a)	1,219	63,315
MercadoLibre, Inc.(a)	774	76,038
Scout24 AG*(b)	2,537	83,824
Sohu.com, Inc.*(a)	40	2,016
SouFun Holdings Ltd. (ADR)(a)	3,200	19,072
WebMD Health Corp.*(a)	635	32,455
Yahoo!, Inc.*(a)	11,805	348,365
		1,456,626
IT Services - 2.6%
Acxiom Corp.*(a)	224	4,189
Automatic Data Processing, Inc.(a)	411	34,150
Broadridge Financial Solutions, Inc.(a)	954	51,096
Computer Sciences Corp.(a)	1,785	57,245
CoreLogic, Inc.*(a)	150	5,355
DST Systems, Inc.(a)	306	32,256
Euronet Worldwide, Inc.*(a)	666	53,127
Fiserv, Inc.*(a)	820	77,539
Global Payments, Inc.(a)	700	41,265
Jack Henry & Associates, Inc.(a)	747	60,641
Leidos Holdings, Inc.(a)	1,438	66,321
MasterCard, Inc., Class A(d)	6,737	599,795
Paychex, Inc.(a)	21	1,005
PayPal Holdings, Inc.*(d)	11,880	429,343
Sabre Corp.(a)	1,100	28,171
Sopra Steria Group	507	54,951
Vantiv, Inc., Class A*(a)	700	32,935
Visa, Inc., Class A(a)	1,081	80,524
WEX, Inc.*(a)	51	3,703
		1,713,611
Leisure Products - 0.8%
Brunswick Corp.(a)	2,037	81,175
Hasbro, Inc.(a)	900	66,852
Mattel, Inc.(a)	2,759	76,121
Performance Sports Group Ltd.*	19,203	137,301
Polaris Industries, Inc.	486	35,886
Smith & Wesson Holding Corp.*(a)	257	5,541
Trigano SA	2,076	130,933
		533,809
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.(a)	736	27,710
Bruker Corp.*	1,200	26,796

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*(a)	947	$70,296
Illumina, Inc.*(a)	356	56,230
Lonza Group AG*	652	99,485
Mettler-Toledo International, Inc.*	6	1,877
PAREXEL International Corp.*(a)	318	20,339
Quintiles Transnational Holdings, Inc.*(a)	1,600	97,328
Thermo Fisher Scientific, Inc.(a)(d)	4,807	634,813
		1,034,874
Machinery - 0.8%
Actuant Corp., Class A(a)	16	372
Allison Transmission Holdings, Inc.(a)	1,566	37,255
Colfax Corp.*(a)	1,627	36,022
Deere & Co.(a)	810	62,378
Dover Corp.(a)(c)	49	2,864
IDEX Corp.(a)	298	21,608
Ingersoll-Rand plc(a)	2,199	113,182
ITT Corp.(a)	277	8,989
Joy Global, Inc.(a)	3,700	36,889
Komax Holding AG*	406	86,008
Middleby Corp./The*	400	36,144
Parker-Hannifin Corp.(a)	251	24,387
Timken Co./The(a)	427	11,337
WABCO Holdings, Inc.*(a)	300	26,895
Washtec AG	1,710	50,637
		554,967
Marine - 0.0%†
Kirby Corp.*(a)	557	28,212

Media - 2.6%
DISH Network Corp., Class A*(a)	6,924	334,221
DreamWorks Animation SKG, Inc., Class A*(a)	271	6,948
Grupo Televisa SAB (ADR)(a)	537	14,220
Interpublic Group of Cos., Inc./The(a)	1,899	42,613
Liberty Global plc LiLAC, Class A*	906	31,891
Nexstar Broadcasting Group, Inc., Class A	600	27,126
Scripps Networks Interactive, Inc., Class A(a)	1,134	69,140
Sinclair Broadcast Group, Inc., Class A(a)	1,900	62,700
Stroeer SE	2,129	125,304
Time Warner Cable, Inc.(a)	1,857	337,993
Time Warner, Inc.(a)(d)	3,629	255,627
Twenty-First Century Fox, Inc., Class A(a)	1,542	41,588
Walt Disney Co./The	4,629	443,551
		1,792,922
Metals & Mining - 0.3%
APERAM S.A.*	3,320	103,473
Carpenter Technology Corp.(a)	72	1,999
Newmont Mining Corp.	5,454	108,862
Nucor Corp.(a)	199	7,775
POSCO (ADR)(a)	50	1,854
Steel Dynamics, Inc.(a)	181	3,321
		227,284
Multiline Retail - 0.2%
Dollar General Corp.(a)(c)	1,012	75,961
Dollar Tree, Inc.*(a)	408	33,178
J.C. Penney Co., Inc.*(a)	1,646	11,950
		121,089
	SHARES	VALUE
Multi-Utilities - 0.6%
Alliant Energy Corp.	178	$11,631
Ameren Corp.(a)	1,710	76,813
Black Hills Corp.(a)	510	25,133
Consolidated Edison, Inc.(a)	1,084	75,219
MDU Resources Group, Inc.(a)	188	3,173
PG&E Corp.(a)	1,395	76,599
Sempra Energy(a)	1,000	94,750
Veolia Environnement S.A.	2,908	69,920
		433,238
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.(d)	2,476	96,787
Apache Corp.	390	16,591
BP plc (ADR)	49	1,586
BW LPG Ltd.(b)	7,900	60,331
Cabot Oil & Gas Corp.(a)	862	17,887
Carrizo Oil & Gas, Inc.*(a)	509	13,809
Chevron Corp.(a)	872	75,402
Cimarex Energy Co.(a)	394	36,642
Concho Resources, Inc.*(a)	776	73,821
EOG Resources, Inc.(a)	160	11,363
EQT Corp.(a)	1,251	77,237
Gulfport Energy Corp.*(a)	2,459	72,663
HollyFrontier Corp.(a)	2,000	69,940
Laredo Petroleum, Inc.*(a)	14,100	109,416
Marathon Oil Corp.(a)	2,919	28,402
Marathon Petroleum Corp.(a)	3,870	161,727
Matador Resources Co.*(a)	3,900	62,517
Murphy Oil Corp.(a)	1,727	33,866
Neste OYJ	3,625	113,018
Newfield Exploration Co.*(a)	1,700	49,419
Noble Energy, Inc.(a)	2,421	78,368
Occidental Petroleum Corp.(a)	687	47,286
PDC Energy, Inc.*	1,300	73,931
Phillips 66(a)	500	40,075
QEP Resources, Inc.(a)	2,846	36,486
Range Resources Corp.(a)	616	18,209
Royal Dutch Shell plc, Class A	2,949	63,877
Saras S.p.A.*	23,605	49,097
Southwestern Energy Co.*(a)	728	6,472
Targa Resources Corp.(a)	1,754	39,412
Tesoro Corp.(a)	800	69,800
Valero Energy Corp.(a)	1,762	119,587
Western Refining, Inc.(a)	1,740	57,246
Williams Cos., Inc./The	1,259	24,299
YPF S.A. (ADR)(a)	6	101
		1,906,670
Paper & Forest Products - 0.1%
UPM-Kymmene OYJ	3,353	54,303

Personal Products - 0.5%
Edgewell Personal Care Co.(a)	130	9,621
Herbalife Ltd.*(a)	1,600	73,936
Nu Skin Enterprises, Inc., Class A(a)	1,600	50,640
Unilever N.V. (CVA)	4,864	215,457
		349,654
Pharmaceuticals - 3.3%
Akorn, Inc.*(a)	1,306	33,943
Allergan plc*(a)	3,502	996,074
Bristol-Myers Squibb Co.(a)	1,226	76,208
Eli Lilly & Co.(a)	261	20,645
Endo International plc*	1,030	57,134
GlaxoSmithKline plc (ADR)(a)	301	12,428
Horizon Pharma plc*(a)	1,800	31,500
Ipsen S.A.	2,624	151,204

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc*(a)	73	$9,398
Merck & Co., Inc.(a)(c)	1,457	73,826
Mylan N.V.*(a)	1,390	73,239
Novo Nordisk A/S, Class B	2,873	158,434
Pacira Pharmaceuticals, Inc.*(a)	1,271	75,523
Roche Holding AG	859	221,301
Sanofi	1,251	103,741
Teva Pharmaceutical Industries Ltd. (ADR)(a)	1,170	71,932
Zoetis, Inc.(a)	1,750	75,338
		2,241,868
Professional Services - 0.2%
IHS, Inc., Class A*	93	9,730
ManpowerGroup, Inc.(a)	800	61,080
Robert Half International, Inc.(a)	1,519	66,486
		137,296
Real Estate Investment Trusts (REITs) - 0.1%
Kilroy Realty Corp.	500	27,935
Lamar Advertising Co., Class A	500	28,055
Sunstone Hotel Investors, Inc.(a)	3,137	37,268
		93,258
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*(a)	1,395	39,018
Forest City Realty Trust, Inc., Class A*(a)	990	19,503
Jones Lang LaSalle, Inc.(a)	433	60,932
Realogy Holdings Corp.*(a)	1,905	62,484
		181,937
Road & Rail - 1.1%
Genesee & Wyoming, Inc., Class A*(a)	885	43,878
Hertz Global Holdings, Inc.*(a)	2,881	26,160
Kansas City Southern(a)	895	63,438
Norfolk Southern Corp.(a)	2,126	149,883
Ryder System, Inc.(a)	437	23,235
Swift Transportation Co.*	1,700	27,727
Union Pacific Corp.(a)(c)	5,937	427,464
		761,785
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.(a)	4,496	79,354
Avago Technologies Ltd.	800	106,968
Broadcom Corp., Class A	5,408	295,655
Canadian Solar, Inc.*(a)	1,700	34,289
Cirrus Logic, Inc.*	1,600	55,552
Cree, Inc.*(c)	31	869
Cypress Semiconductor Corp.*(a)	2,910	22,873
First Solar, Inc.*(a)	934	64,128
Infineon Technologies AG	5,647	75,122
Integrated Device Technology, Inc.*(a)	2,800	71,344
Intel Corp.(a)	2,502	77,612
Lam Research Corp.(a)	1,079	77,461
Linear Technology Corp.(a)	1,816	77,598
Mellanox Technologies Ltd.*(a)	461	20,952
Micron Technology, Inc.*(a)	6,775	74,728
Microsemi Corp.*(a)	1,200	38,040
Monolithic Power Systems, Inc.(a)	3	188
NVIDIA Corp.(a)	80	2,343
NXP Semiconductors N.V.*(a)	2,334	174,537
ON Semiconductor Corp.*(a)	3,400	29,104
QUALCOMM, Inc.(a)	1,720	77,985
Skyworks Solutions, Inc.(a)	700	48,244
Synaptics, Inc.*(a)	1,100	80,641
Tessera Technologies, Inc.(a)	436	12,566

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.(a)	1,562	$78,522
		1,676,675
Software - 1.7%
Adobe Systems, Inc.*(a)	1,287	114,710
Citrix Systems, Inc.*(a)	400	28,184
CommVault Systems, Inc.*(a)	188	7,054
Ellie Mae, Inc.*(a)	600	41,898
Fleetmatics Group plc*(a)	700	30,387
Fortinet, Inc.*(a)	1,000	28,140
Guidewire Software, Inc.*(a)	529	29,116
Intuit, Inc.(a)	814	77,745
Manhattan Associates, Inc.*(a)	500	28,825
Microsoft Corp.(a)	1,356	74,702
NetSuite, Inc.*(a)(c)	721	50,016
Qlik Technologies, Inc.*(a)(c)	1,401	35,081
Red Hat, Inc.*(a)	1,435	100,522
salesforce.com, inc.*(a)	400	27,224
SAP SE	2,153	170,704
ServiceNow, Inc.*(a)	1,179	73,346
Splunk, Inc.*(a)(c)	1,275	59,020
Take-Two Interactive Software, Inc.*(a)	1,809	62,772
Tyler Technologies, Inc.*(a)	256	40,207
VMware, Inc., Class A*(a)	2,421	110,761
		1,190,414
Specialty Retail - 4.9%
Aaron’s, Inc.(a)	776	17,755
Abercrombie & Fitch Co., Class A(a)	2,868	75,256
American Eagle Outfitters, Inc.(a)	2,400	35,136
Asbury Automotive Group, Inc.*(a)	468	22,033
AutoNation, Inc.*(a)	12,787	553,038
AutoZone, Inc.*	788	604,703
Children’s Place, Inc./The(a)	1,589	103,444
DSW, Inc., Class A(a)	1,416	33,998
Express, Inc.*(a)	3,872	65,669
Five Below, Inc.*(a)	124	4,369
Foot Locker, Inc.(a)	594	40,131
GameStop Corp., Class A(a)	4,700	123,187
Groupe Fnac S.A.*	1,279	73,434
Home Depot, Inc./The(a)	6,843	860,576
L Brands, Inc.(a)	149	14,326
Lowe’s Cos., Inc.(a)	1,083	77,608
O’Reilly Automotive, Inc.*(a)	1,029	268,466
Ross Stores, Inc.(a)	1,390	78,201
Staples, Inc.(a)	8,000	71,360
Tiffany & Co.(a)	1,491	95,185
Tractor Supply Co.	550	48,571
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	430	77,903
Vitamin Shoppe, Inc.*(a)	148	4,504
		3,348,853
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	14,727	364,788
Logitech International S.A.	6,188	97,561
NetApp, Inc.(a)	1,482	32,500
S&T AG	24,273	145,858
Seagate Technology plc(a)	2,703	78,522
Western Digital Corp.(a)	1,325	63,573
		782,802
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.(a)	452	43,943
Coach, Inc.(a)	2,093	77,546
Kate Spade & Co.*	600	10,686
Michael Kors Holdings Ltd.*(a)	1,936	77,246
NIKE, Inc., Class B(a)	8,864	549,657

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Pandora A/S	1,026	$136,572
PVH Corp.(a)	1,082	79,397
Skechers U.S.A., Inc., Class A*(a)	1,900	53,561
Under Armour, Inc., Class A*(a)	500	42,715
		1,071,323
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*(a)	1,500	110,535
MGIC Investment Corp.*(a)(c)	21,481	142,204
Radian Group, Inc.(a)	5,500	55,330
		308,069
Trading Companies & Distributors - 0.1%
Air Lease Corp.(a)	326	8,398
MSC Industrial Direct Co., Inc., Class A(a)	1,107	71,745
WESCO International, Inc.*(a)	219	8,843
		88,986
Water Utilities - 0.4%
American Water Works Co., Inc.(a)(d)	3,709	240,751

Wireless Telecommunication Services - 0.3%
SK Telecom Co., Ltd. (ADR)(a)	620	12,220
Telephone & Data Systems, Inc.(a)	513	11,896
T-Mobile U.S., Inc.*(a)	4,898	196,655
		220,771
TOTAL COMMON STOCKS (cost $59,320,345)		58,912,883

PREFERRED STOCKS - 0.4%
Pharmaceuticals - 0.4%
Allergan plc, 5.50%	280	265,521

TOTAL PREFERRED STOCKS (cost $284,914)		265,521

	CONTRACTS
PURCHASED OPTIONS - 0.5%
Call Options Purchased - 0.0%†
Avago Technologies Ltd., 3/18/2016 @ 120*	10	16,600
DISH Network Corp., 9/16/2016 @ 50*	20	9,000
Financial Select Sector SPDR Fund, 2/19/2016 @ 25*	94	94
Yahoo!, Inc., 2/19/2016 @ 30*	35	4,340
		30,034
Put Options Purchased - 0.5%
Acuity Brands, Inc., 5/20/2016 @ 230*	4	12,520
Aetna, Inc., 2/19/2016 @ 110*	7	6,090
Align Technology, Inc., 4/15/2016 @ 55*	73	5,110
American Airlines Group, Inc., 5/20/2016 @ 36*	32	6,400
athenahealth, Inc., 6/17/2016 @ 130*	7	6,580
Autoliv, Inc., 3/18/2016 @ 115*	15	19,950
Bank of the Ozarks, Inc., 5/20/2016 @ 45*	32	10,560
BlackRock, Inc., 4/15/2016 @ 310*	7	10,500
Bridgepoint Education, Inc., 2/19/2016 @ 8*	131	12,445
Brunswick Corp., 3/18/2016 @ 50*	10	9,500
Chemtura Corp., 3/18/2016 @ 28*	29	5,510
Comfort Systems USA, Inc., 4/15/2016 @ 25*	50	4,000
	CONTRACTS	VALUE
Put Options Purchased (continued)
Dave & Buster’s Entertainment, Inc., 4/15/2016 @ 35*	42	$9,030
Delta Air Lines, Inc., 3/18/2016 @ 49*	20	10,500
Facebook, Inc., 3/18/2016 @ 95*	25	1,750
FactSet Research Systems, Inc., 6/17/2016 @ 150*	8	7,760
Foot Locker, Inc.,
5/20/2016 @ 60*	26	5,330
5/20/2016 @ 65*	14	5,040
Franklin Resources, Inc., 4/15/2016 @ 30*	72	3,960
Gentherm, Inc., 3/18/2016 @ 45*	17	7,480
Grand Canyon Education, Inc., 3/18/2016 @ 35*	33	3,465
Home Depot, Inc./The, 5/20/2016 @ 110*	29	5,800
Humana, Inc., 5/20/2016 @ 150*	11	5,390
Intel Corp., 2/19/2016 @ 32*	49	6,762
Jarden Corp.,
4/15/2016 @ 40*	91	2,730
4/15/2016 @ 45*	32	1,920
Kroger Co./The, 4/15/2016 @ 35*	36	2,160
Lear Corp., 6/17/2016 @ 105*	13	9,750
Lowe’s Cos, Inc., 4/15/2016 @ 70*	27	6,291
MarketAxess Holdings, Inc., 2/19/2016 @ 100*	9	360
Netflix, Inc., 4/15/2016 @ 100*	7	9,135
O’Reilly Automotive, Inc., 2/19/2016 @ 220*	9	405
Proto Labs, Inc., 4/15/2016 @ 60*	22	13,860
S&P 500 Index, 2/19/2016 @ 1,850*	3	2,940
Sonic Corp., 3/18/2016 @ 30*	20	3,500
Stifel Financial Corp., 4/15/2016 @ 40*	20	13,400
Tempur Sealy International, Inc., 6/17/2016 @ 55*	16	5,920
Tesla Motors, Inc.,
6/17/2016 @ 150*	8	6,320
6/17/2016 @ 195*	5	12,875
Texas Capital Bancshares, Inc., 3/18/2016 @ 55*	7	12,600
Texas Roadhouse, Inc., 3/18/2016 @ 35*	34	2,720
Tyson Foods, Inc., 4/15/2016 @ 50*	32	4,800
Western Union Co./The,
5/20/2016 @ 16*	181	8,145
5/20/2016 @ 18*	71	8,520
		309,783
TOTAL PURCHASED OPTIONS (premiums paid $374,217)		339,817

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 8.7%
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bills
0.16%, 03/03/16(d)(e)	$1,199,839	1,199,766
0.19%, 03/31/16(d)(e)	1,199,636	1,199,428
0.20%, 04/28/16(d)(e)	1,199,413	1,199,113
0.23%, 05/26/16(d)(e)	1,199,104	1,198,691
0.66%, 01/05/17(d)(e)	1,192,598	1,195,015

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

		VALUE
TOTAL SHORT-TERM INVESTMENTS (cost $5,990,590)		$5,992,013
TOTAL INVESTMENT IN SECURITIES (cost $65,970,066)		65,510,234

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (35.2%)
Aerospace & Defense - (0.7%)
Boeing Co./The	(635)	(76,283)
BWX Technologies, Inc.	(775)	(23,204)
Embraer S.A. (ADR)	(932)	(26,823)
General Dynamics Corp.	(581)	(77,720)
Rockwell Collins, Inc.	(797)	(64,461)
Spirit AeroSystems Holdings, Inc., Class A*	(1,630)	(69,112)
TASER International, Inc.*	(575)	(8,849)
Triumph Group, Inc.	(1,973)	(50,312)
United Technologies Corp.	(867)	(76,027)
		(472,791)
Air Freight & Logistics - (0.3%)
CH Robinson Worldwide, Inc.	(600)	(38,862)
Expeditors International of Washington, Inc.	(1,686)	(76,072)
FedEx Corp.	(584)	(77,602)
		(192,536)
Airlines - (0.1%)
Spirit Airlines, Inc.*	(2,300)	(96,140)

Auto Components - (0.1%)
Autoliv, Inc.	(400)	(41,112)
Goodyear Tire & Rubber Co./The	(900)	(25,569)
Tenneco, Inc.*	(574)	(21,933)
		(88,614)
Automobiles - (0.1%)
Harley-Davidson, Inc.	(700)	(28,000)
Tata Motors Ltd. (ADR)*	(1,300)	(32,474)
Tesla Motors, Inc.*	(200)	(38,240)
		(98,714)
Banks - (1.3%)
Banco Bradesco S.A. (ADR)	(7,500)	(34,275)
Bancolombia S.A. (ADR)	(333)	(9,823)
Bank of Montreal	(1,055)	(56,464)
Bank of Nova Scotia/The	(692)	(28,261)
Barclays plc (ADR)	(1,539)	(16,590)
Canadian Imperial Bank of Commerce	(306)	(19,844)
CIT Group, Inc.	(900)	(26,415)
Citigroup, Inc.	(1,175)	(50,031)
Cullen/Frost Bankers, Inc.	(309)	(14,789)
East West Bancorp, Inc.	(511)	(16,567)
First Republic Bank	(600)	(40,800)
Grupo Financiero Galicia S.A. (ADR)	(113)	(3,084)
HDFC Bank Ltd. (ADR)	(861)	(51,944)
ICICI Bank Ltd. (ADR)	(5,400)	(35,910)
ING Groep N.V. (ADR)	(1)	(11)
Itau Unibanco Holding S.A. (ADR)	(2,231)	(14,033)
JPMorgan Chase & Co.	(867)	(51,586)
M&T Bank Corp.	(300)	(33,054)
PNC Financial Services Group, Inc./The	(300)	(25,995)
Popular, Inc.	(941)	(23,657)
PrivateBancorp, Inc.	(190)	(7,150)
Prosperity Bancshares, Inc.	(142)	(6,021)
Regions Financial Corp.	(3,917)	(31,806)
	SHARES	VALUE
Banks (continued)
Royal Bank of Canada	(1,483)	$(75,989)
Synovus Financial Corp.	(3,100)	(94,643)
Toronto-Dominion Bank./The	(345)	(13,055)
U.S. Bancorp	(900)	(36,054)
Wells Fargo & Co.	(1,681)	(84,437)
		(902,288)
Beverages - (0.5%)
Anheuser-Busch InBev S.A./N.V. (ADR)	(514)	(64,682)
Brown-Forman Corp., Class B	(1,191)	(116,527)
Diageo plc (ADR)	(224)	(24,118)
Monster Beverage Corp.*	(460)	(62,114)
PepsiCo, Inc.	(769)	(76,362)
		(343,803)
Biotechnology - (1.3%)
ACADIA Pharmaceuticals, Inc.*	(2,481)	(51,332)
Agios Pharmaceuticals, Inc.*	(1,100)	(46,442)
Alkermes plc*	(1,575)	(50,416)
Alnylam Pharmaceuticals, Inc.*	(1,150)	(79,281)
BioMarin Pharmaceutical, Inc.*	(1,022)	(75,648)
Bluebird Bio, Inc.*	(1,200)	(49,632)
Celldex Therapeutics, Inc.*	(1,542)	(12,799)
Cepheid*	(678)	(19,967)
Chimerix, Inc.*	(4,400)	(33,880)
Dynavax Technologies Corp.*	(1,300)	(31,317)
Incyte Corp.*	(500)	(35,280)
Ionis Pharmaceuticals, Inc.*	(603)	(23,475)
Medivation, Inc.*	(33)	(1,079)
Neurocrine Biosciences, Inc.*	(2,388)	(101,609)
Novavax, Inc.*	(4,900)	(25,235)
OPKO Health, Inc.*	(4,302)	(34,588)
Puma Biotechnology, Inc.*	(1,200)	(50,088)
Sarepta Therapeutics, Inc.*	(3,800)	(45,144)
Seattle Genetics, Inc.*	(1,567)	(51,680)
United Therapeutics Corp.*	(444)	(54,692)
		(873,584)
Building Products - (0.2%)
Fortune Brands Home & Security, Inc.	(700)	(34,013)
Lennox International, Inc.	(191)	(22,885)
Owens Corning	(1,500)	(69,285)
USG Corp.*	(1,847)	(33,043)
		(159,226)
Capital Markets - (1.1%)
Affiliated Managers Group, Inc.*	(331)	(44,417)
Bank of New York Mellon Corp./The	(19)	(688)
BlackRock, Inc.	(248)	(77,936)
Credit Suisse Group AG (ADR)*	(1,368)	(24,350)
Deutsche Bank AG	(2,333)	(41,737)
Eaton Vance Corp.	(760)	(21,782)
Federated Investors, Inc., Class B	(444)	(11,229)
Financial Engines, Inc.	(301)	(8,118)
Franklin Resources, Inc.	(2,718)	(94,206)
Goldman Sachs Group, Inc./The	(477)	(77,064)
Interactive Brokers Group, Inc., Class A	(559)	(18,039)
Janus Capital Group, Inc.	(2,318)	(29,184)
LPL Financial Holdings, Inc.	(1,628)	(49,524)
Morgan Stanley	(1,385)	(35,844)
Northern Trust Corp.	(1,000)	(62,080)
State Street Corp.	(1,239)	(69,049)
T Rowe Price Group, Inc.	(600)	(42,570)
TD Ameritrade Holding Corp.	(378)	(10,425)
WisdomTree Investments, Inc.	(2,724)	(32,688)
		(750,930)
Chemicals - (0.8%)
Agrium, Inc.	(800)	(69,496)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
Albemarle Corp.	(2,945)	$(155,025)
Ecolab, Inc.	(576)	(62,133)
FMC Corp.	(2,195)	(78,405)
Monsanto Co.	(614)	(55,628)
Mosaic Co./The	(1,717)	(41,380)
Platform Specialty Products Corp.*	(13,400)	(102,242)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(13)	(211)
		(564,520)
Commercial Services & Supplies - (0.2%)
ADT Corp./The	(1,070)	(31,651)
Republic Services, Inc.	(1,000)	(43,700)
Tyco International plc	(1,200)	(41,268)
		(116,619)
Communications Equipment - (0.4%)
Ciena Corp.*	(3,624)	(64,399)
Finisar Corp.*	(814)	(10,338)
Infinera Corp.*	(1,556)	(23,838)
InterDigital, Inc.	(130)	(5,855)
Juniper Networks, Inc.	(3,339)	(78,800)
Motorola Solutions, Inc.	(417)	(27,843)
Nokia OYJ (ADR)	(3,705)	(26,676)
Palo Alto Networks, Inc.*	(282)	(42,156)
Telefonaktiebolaget LM Ericsson (ADR)	(1,385)	(12,327)
		(292,232)
Construction & Engineering - (0.4%)
Chicago Bridge & Iron Co. N.V.	(2,810)	(109,084)
Dycom Industries, Inc.*	(600)	(39,756)
Jacobs Engineering Group, Inc.*	(2,000)	(78,460)
MasTec, Inc.*	(1,066)	(16,459)
Quanta Services, Inc.*	(477)	(8,920)
		(252,679)
Construction Materials - (0.1%)
Eagle Materials, Inc.	(580)	(31,053)
Martin Marietta Materials, Inc.	(315)	(39,558)
		(70,611)
Consumer Finance - (0.1%)
PRA Group, Inc.*	(819)	(24,365)
Santander Consumer U.S.A. Holdings, Inc.*	(2,300)	(24,035)
SLM Corp.*	(1,745)	(11,168)
		(59,568)
Containers & Packaging - (0.1%)
Ball Corp.	(400)	(26,732)
Crown Holdings, Inc.*	(555)	(25,463)
International Paper Co.	(1,000)	(34,210)
		(86,405)
Diversified Consumer Services - (0.1%)
Grand Canyon Education, Inc.*	(20)	(753)
H&R Block, Inc.	(1,488)	(50,666)
Service Corp. International	(83)	(2,008)
Sotheby’s	(1,599)	(37,561)
		(90,988)
Diversified Financial Services - (0.5%)
Berkshire Hathaway, Inc., Class B*	(595)	(77,213)
CBOE Holdings, Inc.	(1,094)	(72,882)
CME Group, Inc.	(582)	(52,293)
FactSet Research Systems, Inc.	(283)	(42,648)
McGraw Hill Financial, Inc.	(910)	(77,368)
		(322,404)
Diversified Telecommunication Services - (0.1%)
BCE, Inc.	(1,309)	(52,753)
	SHARES	VALUE
Diversified Telecommunication Services (continued)
China Unicom Hong Kong Ltd. (ADR)	(398)	$(4,414)
Telefonica Brasil S.A. (ADR)	(1,506)	(13,132)
Telesites SAB de CV*	(1,052)	(639)
		(70,938)
Electric Utilities - (0.4%)
CPFL Energia S.A. (ADR)*	(355)	(2,911)
Duke Energy Corp.	(836)	(62,951)
Entergy Corp.	(500)	(35,290)
Eversource Energy	(1,412)	(75,966)
Exelon Corp.	(57)	(1,685)
FirstEnergy Corp.	(1,200)	(39,672)
IDACORP, Inc.	(133)	(9,255)
Portland General Electric Co.	(170)	(6,608)
PPL Corp.	(453)	(15,882)
Xcel Energy, Inc.	(1,071)	(40,934)
		(291,154)
Electrical Equipment - (0.3%)
ABB Ltd. (ADR)*	(1,436)	(24,843)
Acuity Brands, Inc.	(395)	(79,960)
Generac Holdings, Inc.*	(956)	(27,169)
Regal Beloit Corp.	(7)	(393)
Rockwell Automation, Inc.	(805)	(76,934)
Sensata Technologies Holding N.V.*	(231)	(8,478)
		(217,777)
Electronic Equipment, Instruments & Components - (0.5%)
Belden, Inc.	(49)	(2,093)
Cognex Corp.	(573)	(18,479)
Corning, Inc.	(5,299)	(98,614)
Hollysys Automation Technologies Ltd.	(144)	(2,651)
IPG Photonics Corp.*	(538)	(43,487)
SYNNEX Corp.	(295)	(24,765)
Tech Data Corp.*	(372)	(23,213)
Universal Display Corp.*	(522)	(25,630)
Zebra Technologies Corp., Class A*	(1,176)	(71,031)
		(309,963)
Energy Equipment & Services - (0.2%)
Ensco plc, Class A	(4,413)	(43,159)
National Oilwell Varco, Inc.	(2,000)	(65,080)
Rowan Cos. plc, Class A	(282)	(3,567)
RPC, Inc.	(360)	(4,489)
Superior Energy Services, Inc.	(566)	(5,836)
Tenaris S.A. (ADR)	(2)	(42)
Weatherford International plc*	(2,718)	(18,319)
		(140,492)
Food & Staples Retailing - (0.4%)
Sysco Corp.	(1,000)	(39,810)
United Natural Foods, Inc.*	(720)	(25,214)
Walgreens Boots Alliance, Inc.	(237)	(18,894)
Wal-Mart Stores, Inc.	(1,200)	(79,632)
Whole Foods Market, Inc.	(3,804)	(111,495)
		(275,045)
Food Products - (0.8%)
Archer-Daniels-Midland Co.	(1,400)	(49,490)
BRF S.A. (ADR)	(5,887)	(71,409)
General Mills, Inc.	(1,358)	(76,741)
Hain Celestial Group, Inc./The*	(4,056)	(147,557)
Hershey Co./The	(862)	(75,951)
Ingredion, Inc.	(65)	(6,547)
Kellogg Co.	(119)	(8,739)
McCormick & Co., Inc.	(878)	(77,238)
Mead Johnson Nutrition Co.	(900)	(65,241)
		(578,913)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Gas Utilities - (0.2%)
Atmos Energy Corp.	(650)	$(44,993)
National Fuel Gas Co.	(1,002)	(45,421)
Questar Corp.	(2,000)	(40,780)
WGL Holdings, Inc.	(281)	(18,768)
		(149,962)
Health Care Equipment & Supplies - (0.7%)
Abbott Laboratories	(1,287)	(48,713)
Alere, Inc.*	(841)	(31,285)
Align Technology, Inc.*	(361)	(23,877)
Becton Dickinson and Co.	(513)	(74,575)
Cooper Cos., Inc./The	(481)	(63,083)
CR Bard, Inc.	(68)	(12,462)
DexCom, Inc.*	(1,078)	(76,840)
Hologic, Inc.*	(1,879)	(63,773)
STERIS plc	(403)	(27,904)
Teleflex, Inc.	(200)	(27,138)
Zimmer Biomet Holdings, Inc.	(581)	(57,670)
		(507,320)
Health Care Providers & Services - (1.4%)
Acadia Healthcare Co., Inc.*	(600)	(36,618)
AmerisourceBergen Corp.	(787)	(70,484)
Amsurg Corp.*	(842)	(61,626)
Brookdale Senior Living, Inc.*	(6,200)	(100,936)
Community Health Systems, Inc.*	(6,194)	(133,047)
DaVita HealthCare Partners, Inc.*	(663)	(44,500)
Envision Healthcare Holdings, Inc.*	(2,500)	(55,250)
HealthSouth Corp.	(640)	(22,906)
Henry Schein, Inc.*	(200)	(30,288)
Laboratory Corp of America Holdings*	(395)	(44,378)
McKesson Corp.	(516)	(83,066)
MEDNAX, Inc.*	(1,689)	(117,318)
Patterson Cos., Inc.	(790)	(33,543)
Quest Diagnostics, Inc.	(400)	(26,268)
Tenet Healthcare Corp.*	(3,530)	(95,734)
Universal Health Services, Inc., Class B	(48)	(5,407)
WellCare Health Plans, Inc.*	(290)	(22,034)
		(983,403)
Health Care Technology - (0.1%)
Allscripts Healthcare Solutions, Inc.*	(1,039)	(14,318)
Cerner Corp.*	(1,307)	(75,819)
		(90,137)
Hotels, Restaurants & Leisure - (0.9%)
Brinker International, Inc.	(700)	(34,818)
Buffalo Wild Wings, Inc.*	(199)	(30,308)
Carnival Corp.	(600)	(28,878)
Chipotle Mexican Grill, Inc.*	(265)	(120,037)
Domino’s Pizza, Inc.	(668)	(76,105)
Dunkin’ Brands Group, Inc.	(446)	(17,555)
Las Vegas Sands Corp.	(123)	(5,547)
Melco Crown Entertainment Ltd. (ADR)	(3,697)	(56,342)
Panera Bread Co., Class A*	(200)	(38,800)
Papa John’s International, Inc.	(476)	(22,729)
Red Robin Gourmet Burgers, Inc.*	(21)	(1,297)
Royal Caribbean Cruises Ltd.	(400)	(32,784)
Texas Roadhouse, Inc.	(545)	(20,072)
Wyndham Worldwide Corp.	(996)	(64,640)
Wynn Resorts Ltd.	(1,187)	(79,933)
		(629,845)
Household Durables - (0.7%)
DR Horton, Inc.	(2,300)	(63,273)
Garmin Ltd.	(1,600)	(56,288)
Helen of Troy Ltd.*	(663)	(59,252)
Meritage Homes Corp.*	(411)	(13,567)
	SHARES	VALUE
Household Durables (continued)
Mohawk Industries, Inc.*	(455)	$(75,717)
Newell Rubbermaid, Inc.	(1,717)	(66,585)
PulteGroup, Inc.	(3,800)	(63,688)
Sony Corp. (ADR)	(968)	(23,116)
Tupperware Brands Corp.	(598)	(27,765)
Whirlpool Corp.	(300)	(40,317)
		(489,568)
Independent Power and Renewable Electricity Producers - (0.1%)
Dynegy, Inc.*	(2,862)	(33,886)

Industrial Conglomerates - (0.3%)
3M Co.	(478)	(72,178)
General Electric Co.	(2,513)	(73,128)
Koninklijke Philips N.V. (NYRS)	(1,310)	(34,951)
		(180,257)
Insurance - (1.1%)
Aflac, Inc.	(979)	(56,743)
American International Group, Inc.	(700)	(39,536)
AmTrust Financial Services, Inc.	(646)	(36,945)
Aon plc	(667)	(58,583)
Arch Capital Group Ltd.*	(477)	(32,221)
Assured Guaranty Ltd.	(2,083)	(49,534)
Brown & Brown, Inc.	(633)	(19,148)
China Life Insurance Co., Ltd. (ADR)	(30)	(363)
Chubb Ltd.	(328)	(37,087)
Everest Re Group Ltd.	(138)	(24,694)
First American Financial Corp.	(481)	(16,532)
FNF Group	(1,167)	(37,787)
Hartford Financial Services Group, Inc./The	(1,729)	(69,471)
Loews Corp.	(797)	(29,497)
MBIA, Inc.*	(587)	(3,909)
Principal Financial Group, Inc.	(844)	(32,072)
Prudential Financial, Inc.	(1,003)	(70,290)
Torchmark Corp.	(700)	(38,038)
Travelers Cos., Inc./The	(717)	(76,748)
Willis Towers Watson plc	(1)	(114)
WR Berkley Corp.	(565)	(28,335)
		(757,647)
Internet & Catalog Retail - (0.2%)
Ctrip.com International Ltd. (ADR)*	(17)	(725)
Netflix, Inc.*	(400)	(36,736)
TripAdvisor, Inc.*	(1,076)	(71,834)
		(109,295)
Internet Software & Services - (0.9%)
GrubHub, Inc.*	(3,200)	(60,320)
j2 Global, Inc.	(487)	(35,312)
NetEase, Inc. (ADR)	(487)	(76,040)
Pandora Media, Inc.*	(1,995)	(19,392)
Rackspace Hosting, Inc.*	(4,243)	(85,751)
Twitter, Inc.*	(6,700)	(112,560)
VeriSign, Inc.*	(972)	(73,483)
Yahoo!, Inc.*	(2,700)	(79,677)
Yelp, Inc.*	(2,500)	(52,375)
		(594,910)
IT Services - (1.2%)
Accenture plc, Class A	(298)	(31,451)
Cardtronics, Inc.*	(63)	(1,941)
Cognizant Technology Solutions Corp., Class A*	(1,210)	(76,605)
Fidelity National Information Services, Inc.	(1,217)	(72,691)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
IT Services (continued)
FleetCor Technologies, Inc.*	(624)	$(76,652)
Global Payments, Inc.	(1,278)	(75,338)
Infosys Ltd. (ADR)	(3,368)	(60,321)
International Business Machines Corp.	(613)	(76,496)
MAXIMUS, Inc.	(645)	(34,424)
Teradata Corp.*	(6,919)	(168,409)
Total System Services, Inc.	(1,630)	(65,461)
Vantiv, Inc., Class A*	(403)	(18,961)
Western Union Co./The	(1,560)	(27,830)
		(786,580)
Leisure Products - (0.3%)
Hasbro, Inc.	(1,036)	(76,954)
Polaris Industries, Inc.	(900)	(66,456)
Smith & Wesson Holding Corp.*	(1,500)	(32,340)
		(175,750)
Life Sciences Tools & Services - (0.2%)
ICON plc*	(558)	(36,867)
PerkinElmer, Inc.	(269)	(12,998)
Waters Corp.*	(585)	(70,908)
		(120,773)
Machinery - (1.1%)
AGCO Corp.	(3,490)	(170,207)
Caterpillar, Inc.	(950)	(59,128)
Colfax Corp.*	(600)	(13,284)
Crane Co.	(18)	(860)
Cummins, Inc.	(1,116)	(100,317)
Donaldson Co., Inc.	(58)	(1,635)
Kennametal, Inc.	(171)	(3,027)
Lincoln Electric Holdings, Inc.	(592)	(31,518)
Manitowoc Co., Inc./The	(3,335)	(52,493)
Nordson Corp.	(512)	(30,940)
PACCAR, Inc.	(700)	(34,349)
Pentair plc	(1,253)	(59,041)
Stanley Black & Decker, Inc.	(779)	(73,491)
Trinity Industries, Inc.	(224)	(4,798)
Valmont Industries, Inc.	(4)	(426)
WABCO Holdings, Inc.*	(683)	(61,231)
Wabtec Corp.	(333)	(21,295)
Woodward, Inc.	(62)	(2,864)
		(720,904)
Media - (1.3%)
AMC Networks, Inc., Class A*	(987)	(71,844)
CBS Corp., Class B	(1,134)	(53,865)
Charter Communications, Inc., Class A*	(448)	(76,769)
Comcast Corp., Class A	(1,367)	(76,156)
Discovery Communications, Inc., Class A*	(155)	(4,276)
Discovery Communications, Inc., Class C*	(1,200)	(32,652)
IMAX Corp.*	(533)	(16,555)
Liberty Global plc, Class A*	(2,114)	(72,743)
Lions Gate Entertainment Corp.	(1,540)	(40,271)
Live Nation Entertainment, Inc.*	(532)	(12,076)
MSG Networks, Inc., Class A*	(923)	(16,143)
Regal Entertainment Group, Class A	(754)	(13,007)
Scripps Networks Interactive, Inc., Class A	(700)	(42,679)
Sinclair Broadcast Group, Inc., Class A	(1,124)	(37,092)
TEGNA, Inc.	(1,688)	(40,529)
Thomson Reuters Corp.	(1,591)	(59,503)
Twenty-First Century Fox, Inc., Class B	(1,400)	(37,940)
Viacom, Inc., Class B	(1,683)	(76,812)
	SHARES	VALUE
Media (continued)
Walt Disney Co./The	(801)	$(76,752)
		(857,664)
Metals & Mining - (0.5%)
Alcoa, Inc.	(4,100)	(29,889)
Allegheny Technologies, Inc.	(1,173)	(11,003)
Barrick Gold Corp.	(9,100)	(90,181)
BHP Billiton Ltd. (ADR)	(1,948)	(42,680)
Compass Minerals International, Inc.	(162)	(12,126)
Freeport-McMoRan, Inc.	(11,000)	(50,600)
Goldcorp, Inc.	(4,900)	(55,566)
Reliance Steel & Aluminum Co.	(82)	(4,669)
Southern Copper Corp.	(2,500)	(64,800)
		(361,514)
Multiline Retail - (0.7%)
Big Lots, Inc.	(1,301)	(50,453)
Dillard’s, Inc., Class A	(1,484)	(104,488)
J.C. Penney Co., Inc.*	(6,000)	(43,560)
Macy’s, Inc.	(1,895)	(76,577)
Nordstrom, Inc.	(2,362)	(115,974)
Target Corp.	(1,056)	(76,476)
		(467,528)
Multi-Utilities - (0.9%)
Alliant Energy Corp.	(300)	(19,602)
CMS Energy Corp.	(1,300)	(50,544)
Dominion Resources, Inc.	(1,057)	(76,284)
DTE Energy Co.	(593)	(50,411)
National Grid plc (ADR)	(781)	(55,303)
NiSource, Inc.	(5,508)	(115,723)
NorthWestern Corp.	(5)	(279)
Public Service Enterprise Group, Inc.	(1,857)	(76,694)
SCANA Corp.	(564)	(35,504)
Sempra Energy	(807)	(76,463)
Vectren Corp.	(254)	(10,627)
WEC Energy Group, Inc.	(1,371)	(75,720)
		(643,154)
Oil, Gas & Consumable Fuels - (2.0%)
Cabot Oil & Gas Corp.	(2,000)	(41,500)
Canadian Natural Resources Ltd.	(115)	(2,445)
Carrizo Oil & Gas, Inc.*	(2,000)	(54,260)
Cheniere Energy, Inc.*	(3,000)	(90,150)
Chevron Corp.	(400)	(34,588)
CNOOC Ltd. (ADR)	(100)	(10,157)
ConocoPhillips	(736)	(28,763)
Continental Resources, Inc.*	(3,454)	(72,914)
CVR Energy, Inc.	(490)	(17,160)
Devon Energy Corp.	(2,588)	(72,205)
Enbridge, Inc.	(2,269)	(78,507)
Energen Corp.	(1,542)	(54,386)
Exxon Mobil Corp.	(136)	(10,588)
Golar LNG Ltd.	(1,541)	(28,693)
Gulfport Energy Corp.*	(2,700)	(79,785)
Hess Corp.	(1,665)	(70,763)
HollyFrontier Corp.	(360)	(12,589)
InterOil Corp.*	(354)	(10,797)
Kinder Morgan, Inc.	(2,535)	(41,701)
Murphy Oil Corp.	(2,300)	(45,103)
Newfield Exploration Co.*	(2,594)	(75,408)
Oasis Petroleum, Inc.*	(5,900)	(31,565)
Occidental Petroleum Corp.	(500)	(34,415)
ONEOK, Inc.	(1,155)	(28,771)
PBF Energy, Inc., Class A	(2,457)	(85,970)
Phillips 66	(783)	(62,758)
Royal Dutch Shell plc, Class A (ADR)	(1,730)	(75,999)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc.*	(1,300)	$(30,615)
Ship Finance International Ltd.	(360)	(4,820)
SM Energy Co.	(500)	(6,990)
Spectra Energy Corp.	(72)	(1,976)
Statoil ASA (ADR)	(3,880)	(52,768)
Tesoro Corp.	(61)	(5,322)
TransCanada Corp.	(501)	(17,315)
		(1,371,746)
Personal Products - (0.3%)
Estee Lauder Cos., Inc./The, Class A	(500)	(42,625)
Herbalife Ltd.*	(1,657)	(76,570)
Unilever plc (ADR)	(1,743)	(77,163)
		(196,358)
Pharmaceuticals - (0.7%)
AstraZeneca plc (ADR)	(2,356)	(75,910)
Dr Reddy’s Laboratories Ltd. (ADR)	(538)	(24,172)
Endo International plc*	(1,400)	(77,658)
Impax Laboratories, Inc.*	(817)	(30,613)
Mylan N.V.*	(600)	(31,614)
Nektar Therapeutics*	(134)	(1,828)
Novartis AG (ADR)	(979)	(76,333)
Novo Nordisk A/S (ADR)	(1,276)	(71,290)
Shire plc (ADR)	(448)	(75,398)
Valeant Pharmaceuticals International, Inc.*	(263)	(23,728)
		(488,544)
Professional Services - (0.3%)
Equifax, Inc.	(662)	(70,040)
Nielsen Holdings plc	(1,600)	(77,056)
Verisk Analytics, Inc., Class A*	(1,053)	(76,869)
		(223,965)
Real Estate Investment Trusts (REITs) - (0.9%)
American Capital Agency Corp.	(2,100)	(35,847)
Digital Realty Trust, Inc.	(500)	(40,040)
EPR Properties	(600)	(35,970)
Equinix, Inc.	(100)	(31,057)
HCP, Inc.	(1,800)	(64,692)
Host Hotels & Resorts, Inc.	(2,100)	(29,085)
Iron Mountain, Inc.	(1,200)	(33,048)
Mid-America Apartment Communities, Inc.	(400)	(37,528)
National Retail Properties, Inc.	(1,000)	(42,940)
New Residential Investment Corp.	(3,200)	(36,448)
NorthStar Realty Finance Corp.	(4,700)	(55,789)
Realty Income Corp.	(700)	(39,053)
RLJ Lodging Trust	(1,600)	(29,264)
Senior Housing Properties Trust	(2,200)	(31,856)
SL Green Realty Corp.	(300)	(28,983)
Ventas, Inc.	(900)	(49,788)
		(621,388)
Real Estate Management & Development - (0.0%)†
Brookfield Asset Management, Inc., Class A	(361)	(10,816)
St. Joe Co./The*	(374)	(5,950)
		(16,766)
Road & Rail - (0.7%)
Avis Budget Group, Inc.*	(4,846)	(127,304)
Canadian National Railway Co.	(314)	(16,796)
Canadian Pacific Railway Ltd.	(623)	(74,592)
CSX Corp.	(2,843)	(65,446)
Genesee & Wyoming, Inc., Class A*	(800)	(39,664)
Hertz Global Holdings, Inc.*	(2,800)	(25,424)
	SHARES	VALUE
Road & Rail (continued)
Kansas City Southern	(400)	$(28,352)
Ryder System, Inc.	(700)	(37,219)
Union Pacific Corp.	(800)	(57,600)
		(472,397)
Semiconductors & Semiconductor Equipment - (1.3%)
Analog Devices, Inc.	(1,448)	(77,989)
ARM Holdings plc (ADR)	(1,726)	(74,356)
ASML Holding N.V. (NYRS)	(668)	(61,349)
Avago Technologies Ltd.	(123)	(16,446)
Canadian Solar, Inc.*	(336)	(6,777)
Cavium, Inc.*	(939)	(54,246)
Cirrus Logic, Inc.*	(2,304)	(79,995)
Cree, Inc.*	(900)	(25,227)
Intel Corp.	(1,400)	(43,428)
Marvell Technology Group Ltd.	(3,800)	(33,630)
Maxim Integrated Products, Inc.	(939)	(31,363)
Microchip Technology, Inc.	(1,198)	(53,682)
NXP Semiconductors N.V.*	(811)	(60,647)
QUALCOMM, Inc.	(1,400)	(63,476)
Skyworks Solutions, Inc.	(1,157)	(79,741)
SunPower Corp.*	(993)	(25,262)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(3,239)	(72,392)
Texas Instruments, Inc.	(482)	(25,512)
		(885,518)
Software - (1.4%)
Activision Blizzard, Inc.	(3,224)	(112,260)
ANSYS, Inc.*	(548)	(48,328)
Aspen Technology, Inc.*	(328)	(10,640)
Cadence Design Systems, Inc.*	(266)	(5,203)
Check Point Software Technologies Ltd.*	(976)	(76,919)
Citrix Systems, Inc.*	(298)	(20,997)
Ebix, Inc.	(494)	(16,855)
Electronic Arts, Inc.*	(1,074)	(69,321)
Ellie Mae, Inc.*	(75)	(5,237)
Fair Isaac Corp.	(208)	(19,879)
FireEye, Inc.*	(1,900)	(26,771)
Fortinet, Inc.*	(2,163)	(60,867)
Intuit, Inc.	(500)	(47,755)
Manhattan Associates, Inc.*	(1,139)	(65,663)
Mentor Graphics Corp.	(1,397)	(24,280)
Nuance Communications, Inc.*	(2,009)	(35,419)
Oracle Corp.	(2,122)	(77,050)
salesforce.com, inc.*	(181)	(12,319)
SAP SE (ADR)	(29)	(2,314)
Synopsys, Inc.*	(606)	(25,997)
Take-Two Interactive Software, Inc.*	(1,900)	(65,930)
Verint Systems, Inc.*	(581)	(21,270)
Workday, Inc., Class A*	(1,162)	(73,218)
		(924,492)
Specialty Retail - (1.9%)
Abercrombie & Fitch Co., Class A	(1,400)	(36,736)
Advance Auto Parts, Inc.	(504)	(76,633)
American Eagle Outfitters, Inc.	(1,674)	(24,507)
Ascena Retail Group, Inc.*	(1,056)	(7,793)
AutoZone, Inc.*	(126)	(96,691)
Bed Bath & Beyond, Inc.*	(2,281)	(98,471)
Best Buy Co., Inc.	(2,674)	(74,685)
CarMax, Inc.*	(1,468)	(64,856)
Dick’s Sporting Goods, Inc.	(2,218)	(86,680)
DSW, Inc., Class A	(1,700)	(40,817)
Five Below, Inc.*	(1,300)	(45,799)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
GameStop Corp., Class A	(583)	$(15,280)
Gap, Inc./The	(4,823)	(119,225)
GNC Holdings, Inc., Class A	(1,516)	(42,463)
Guess?, Inc.	(636)	(11,792)
Home Depot, Inc./The	(200)	(25,152)
Lithia Motors, Inc., Class A	(562)	(43,032)
O’Reilly Automotive, Inc.*	(251)	(65,486)
Restoration Hardware Holdings, Inc.*	(1,500)	(92,430)
Ross Stores, Inc.	(600)	(33,756)
Signet Jewelers Ltd.	(210)	(24,360)
Staples, Inc.	(3,061)	(27,304)
TJX Cos., Inc./The	(287)	(20,446)
Urban Outfitters, Inc.*	(415)	(9,495)
Williams-Sonoma, Inc.	(2,315)	(119,593)
		(1,303,482)
Technology Hardware, Storage & Peripherals - (0.4%)
Apple, Inc.	(657)	(63,953)
BlackBerry Ltd.*	(1,889)	(13,450)
Hewlett Packard Enterprise Co.	(3,400)	(46,784)
HP, Inc.	(4,965)	(48,210)
Lexmark International, Inc., Class A	(416)	(11,735)
NetApp, Inc.	(1,400)	(30,702)
Seagate Technology plc	(1,500)	(43,575)
		(258,409)
Textiles, Apparel & Luxury Goods - (0.7%)
Coach, Inc.	(1,100)	(40,755)
Columbia Sportswear Co.	(519)	(28,639)
Deckers Outdoor Corp.*	(959)	(47,432)
Fossil Group, Inc.*	(1,812)	(59,071)
Hanesbrands, Inc.	(1,517)	(46,375)
lululemon athletica, Inc.*	(1,258)	(78,084)
PVH Corp.	(400)	(29,352)
Ralph Lauren Corp.	(300)	(33,750)
Under Armour, Inc., Class A*	(166)	(14,181)
VF Corp.	(1,248)	(78,125)
		(455,764)
Thrifts & Mortgage Finance - (0.0%)†
Nationstar Mortgage Holdings, Inc.*	(801)	(8,090)
New York Community Bancorp, Inc.	(116)	(1,796)
		(9,886)
Trading Companies & Distributors - (0.2%)
AerCap Holdings N.V.*	(431)	(13,236)
Air Lease Corp.	(1,900)	(48,944)
Fastenal Co.	(1,906)	(77,307)
GATX Corp.	(24)	(984)
WW Grainger, Inc.	(14)	(2,754)
		(143,225)
Wireless Telecommunication Services - (0.5%)
America Movil SAB de CV, Class L (ADR)	(3,742)	(52,912)
China Mobile Ltd. (ADR)	(1,023)	(55,784)
Sprint Corp.*	(14,300)	(43,186)
Tim Participacoes S.A. (ADR)	(419)	(3,314)
T-Mobile U.S., Inc.*	(1,939)	(77,851)
Vodafone Group plc (ADR)	(2,304)	(74,189)
		(307,236)
TOTAL COMMON STOCKS (proceeds received $25,201,352)		(24,058,207)

EXCHANGE TRADED FUNDS - (11.3%)
iShares Core S&P 500 ETF	(600)	(116,772)
	SHARES	VALUE
EXCHANGE TRADED FUNDS (continued)
SPDR S&P 500 ETF Trust	(39,200)	$(7,599,704)
		(7,716,476)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $8,108,436)		(7,716,476)

TOTAL SECURITIES SOLD SHORT (proceeds received $33,309,788)		(31,774,683)

TOTAL INVESTMENTS IN SECURITIES, AND SECURITIES SOLD SHORT (cost, net of proceeds/premiums received $32,660,278) — 49.4%		33,735,551
OTHER ASSETS LESS LIABILITIES — 50.6%		34,548,317
NET ASSETS — 100.0%		$68,283,868

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2016, the aggregate amount held in a segregated account was $24,070,456.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $377,634 or 1% of net assets at January 31, 2016.
(c)	All or portion of these securities were on loan. The aggregate market value of such securities is $1,430,220, with an aggregate contract value of $1,400,809.
(d)	All or a portion of this security has been pledged as collateral for swaps.
(e)	The rate shown is the effective yield at the date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate of Shares
NYRS	—	New York Registry Shares
Preference Shares	—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	—	Real Estate Investment Trust

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,722,174
Aggregate gross unrealized depreciation	(3,646,901)
Net unrealized appreciation	$1,075,273
Federal income tax cost of investments	$32,660,278

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	14	3/21/2016	$1,803,442	$1,814,094	$10,652
CBOT Soybean Futures Contracts	USD	8	3/14/2016	349,078	352,900	3,822
CBOT Soybean Meal Futures Contracts	USD	6	3/14/2016	163,527	163,440	(87)
CBOT Soybean Oil Futures Contracts	USD	17	3/14/2016	309,115	314,976	5,861
CMX Copper Commodity Futures Contracts	USD	3	3/29/2016	148,307	155,025	6,718
CMX Gold 100 OZ Futures Contracts	USD	3	4/27/2016	335,917	334,920	(997)
CMX Silver Futures Contracts	USD	3	3/29/2016	210,932	213,645	2,713
EOE Amsterdam Exchanges Index Futures Contracts	EUR	4	2/19/2016	354,557	372,179	17,622
Eurex 10 Year Euro BUND Futures Contracts	EUR	9	3/8/2016	1,576,690	1,592,613	15,923
FTSE China A50 Index Futures Contracts	USD	39	2/26/2016	337,198	343,298	6,100
ICE Sugar #11 (World Markets) Futures Contracts	USD	11	2/29/2016	183,972	161,885	(22,087)
LIFFE FTSE 100 Index Futures Contracts	GBP	5	3/18/2016	412,076	427,969	15,893
MSE 10 Year Canadian Bond Futures Contracts	CAD	17	3/21/2016	1,712,971	1,733,371	20,400
SFE ASX SPI 200 Index Futures Contracts	AUD	5	3/17/2016	430,248	439,247	8,999
Swiss Market Index Futures Contracts	CHF	5	3/18/2016	408,168	400,156	(8,012)
						$83,520

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT Corn Futures Contracts	USD	16	3/14/2016	$283,380	$297,600	$(14,220)
CME Australian Dollar Futures Contract	USD	1	3/14/2016	69,078	70,530	(1,452)
CME British Pound Futures Contracts	USD	2	3/14/2016	178,983	178,025	958
CME Canadian Dollar Futures Contracts	USD	3	3/15/2016	213,518	214,110	(592)
CME New Zealand Futures Contract	USD	1	3/14/2016	63,858	64,600	(742)
DAX Index Futures Contracts	EUR	2	3/18/2016	527,318	528,434	(1,116)
E-Mini S&P 500 Futures Contracts	USD	9	3/18/2016	875,279	868,545	6,734
EURO STOXX 50 Futures Contract	EUR	1	3/18/2016	32,743	32,803	(60)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	17	3/17/2016	475,897	473,563	2,334
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	7	2/26/2016	368,250	372,858	(4,608)
ICE Coffee ‘C’ Futures Contracts	USD	5	3/18/2016	217,730	218,156	(426)
ICE Low Sulphur Gas Oil Futures Contracts	USD	4	3/10/2016	116,643	124,800	(8,157)
LIFFE Long Gilt Futures Contracts	GBP	7	3/29/2016	1,185,233	1,200,108	(14,875)
MSCI Europe Index Futures Contracts	EUR	391	3/18/2016	7,725,044	7,567,084	157,960
NYM Gasoline RBOB Futures Contracts	USD	2	2/29/2016	89,296	95,113	(5,817)
NYM Natural Gas Futures Contracts	USD	5	2/25/2016	105,464	114,900	(9,436)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
NYM NY Harbor ULSD Futures Contracts	USD	4	2/29/2016	$161,381	$181,222	$(19,841)
OSE 10 Year JGB Futures Contracts	JPY	2	3/14/2016	2,469,805	2,484,946	(15,141)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	14	3/15/2016	1,266,494	1,282,285	(15,791)
SGX Nifty 50 Index Futures Contracts	USD	32	2/25/2016	473,175	483,264	(10,089)
WTI Crude Oil Futures Contracts	USD	4	2/22/2016	128,081	134,480	(6,399)
						$39,224

Cash collateral in the amount of $2,936,475 was pledged to cover margin requirements for open futures contracts as of January 31, 2016.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	Allergan plc	1/17/2050	USD	317	$(2,467)
Morgan Stanley	Chubb Ltd.	1/17/2050	USD	2,252	3,833
Morgan Stanley	Energy Transfer Equity LP	1/17/2050	USD	9,736	(35,742)
Morgan Stanley	Lloyds Banking Group plc	1/17/2050	GBP	11,603	(3,014)
Morgan Stanley	SABMiller plc	1/17/2050	GBP	12,457	41,397
Morgan Stanley	Starwood Hotels & Resorts Worldwide, Inc.	1/17/2050	USD	7,504	9,571

					$13,578

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	Alibaba Group Holding Ltd.	1/17/2050	USD	3,777	$37,454
Morgan Stanley	Avago Technologies Ltd.	1/17/2050	USD	1,025	(3,017)
Morgan Stanley	Charter Communications, Inc.	1/17/2050	USD	1,201	7,160
Morgan Stanley	Chubb Ltd.	1/17/2050	USD	2,252	(123)
Morgan Stanley	Interval Leisure Group, Inc.	1/17/2050	USD	3,194	1,600
Morgan Stanley	Marriott International, Inc.	1/17/2050	USD	6,904	(6,646)
Morgan Stanley	Pfizer, Inc.	1/17/2050	USD	3,582	490
Morgan Stanley	Shire plc	1/17/2050	USD	2,100	8,369
Morgan Stanley	STOXX Europe 600 Index	1/17/2050	EUR	182,403	19,602
Morgan Stanley	UnitedHealth Group, Inc.	1/17/2050	USD	101	(143)
Morgan Stanley	VMware, Inc.	1/17/2050	USD	817	10,669

					$75,415

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	2/17/2016	BRL	(502,088)	$35,900
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	2/17/2016	TWD	460,711	22,409
Morgan Stanley	KFE KOSPI 200 Futures Contracts	3/10/2016	KRW	(487,043)	2,641
					$60,950

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Counterparty	Description	Termination Date	Value

Bank of America Corp.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	9/2/2016	$96,366

Goldman Sachs International	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	8/28//2025-1/28/2026	37,016

Morgan Stanley	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	7/3/2017-7/26/2017	435,004

			$568,386

* See accompanying CFD schedules on the following pages for further details

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Switzerland
	Wizz Air Holdings plc	2,925	$3,295
	United Kingdom
	Ashtead Group plc	5,633	(4,019)
	Barratt Developments plc	8,929	4,196
	Bellway plc	2,225	2,088
	Berkeley Group Holdings plc	1,254	1,865
	BP plc	15,534	7,916
	British Land Co. plc/The	10,199	5,411
	BT Group plc	25,703	11,270
	Imperial Tobacco Group plc	2,755	8,579
	ITV plc	30,826	4,065
	JD Sports Fashion plc	7,889	7,403
	Land Securities Group plc	6,800	2,606
	Legal & General Group plc	19,390	1,247
	Next plc	1,067	5,317
	Persimmon plc	1,898	4,106
	Prudential plc	4,364	1,317
	Reckitt Benckiser Group plc	1,647	5,366
	United Kingdom
	RELX plc	4,515	5,528
	Rio Tinto plc	4,227	4,949
	SABMiller plc	906	767
	Taylor Wimpey plc	24,556	4,405
			84,382
			87,677
	Net other receivables/(payables)		8,689
	Total Contracts for Differences, at value		$96,366

Goldman Sachs International	Australia
	Brambles Ltd.	10,225	1,587
	Challenger Ltd.	6,272	1,109
	CIMIC Group Ltd.	1,087	41
	Coca-Cola Amatil Ltd.	13,458	1,814
	Cochlear Ltd.	1,180	(1,174)
	Domino’s Pizza Enterprises Ltd.	1,889	652
	Fortescue Metals Group Ltd.	7,833	1,298
	REA Group Ltd.	2,106	282
	TPG Telecom Ltd.	2,475	228
			5,837

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Belgium
(continued)	Delhaize Group	726	$2,956
	China
	AAC Technologies Holdings, Inc.	9,500	(823)
	Belle International Holdings Ltd.	118,000	3,644
	Byd Co., Ltd.	16,000	1,802
	China Merchants Bank Co., Ltd.	31,000	2,424
	China Southern Airlines Co., Ltd.	58,000	648
	China Telecom Corp. Ltd.	154,000	4,423
	Dongfeng Motor Group Co., Ltd.	62,000	(3,299)
	FIH Mobile Ltd.	137,000	(337)
	Fosun International Ltd.	58,000	3,352
	Geely Automobile Holdings Ltd.	165,000	1,375
	Great Wall Motor Co., Ltd.	88,500	(13,503)
	Huaneng Power International, Inc.	96,000	4,460
	Kingsoft Corp. Ltd.	16,000	2,952
	Yangzijiang Shipbuilding Holdings Ltd.	97,300	3,312
	Zhuzhou CSR Times Electric Co., Ltd.	14,000	9,199
			19,629
	Denmark
	Danske Bank A/S	172	78
	Novo Nordisk A/S	1,407	(24)
	Vestas Wind Systems A/S	1,227	2,093
			2,147
	Finland
	Kone OYJ	1,839	2,421
	Nokian Renkaat OYJ	2,296	41
			2,462
	France
	Cie Generale des Etablissements Michelin	710	(285)
	Legrand S.A.	1,147	1,819
	Peugeot S.A.	4,456	(2,016)
	Plastic Omnium S.A.	2,350	(352)
	Safran S.A.	1,238	2,991
	Sanofi	914	327
	Schneider Electric SE	1,481	991
	Societe Generale S.A.	1,961	(122)
	Sodexo S.A.	794	2,015
	Technicolor S.A.	8,683	(1,307)
	Thales S.A.	969	1,081
	Valeo S.A.	579	(2,649)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	France
(continued)	Vinci S.A.	743	$(13)
			2,480
	Germany
	adidas AG	755	1,692
	Continental AG	334	(2,492)
	Deutsche Post AG	3,016	(686)
	Duerr AG	696	(1,558)
	Fresenius SE & Co. KGaA	1,133	(311)
	HOCHTIEF AG	859	976
	Infineon Technologies AG	4,752	(55)
	Krones AG	467	(142)
	Merck KGaA	823	(1,766)
	Stroeer SE	1,188	2,827
	ThyssenKrupp AG	956	(831)
			(2,346)
	Hong Kong
	China Everbright Ltd.	38,000	5,253
	China Power International Development Ltd.	98,000	3,034
	Hang Seng Bank Ltd.	3,900	3,966
	Kunlun Energy Co., Ltd.	112,000	5,953
	Shimao Property Holdings Ltd.	41,000	3,341
	Techtronic Industries Co., Ltd.	19,500	(1,864)
			19,683
	Ireland
	James Hardie Industries plc	7,105	(372)
	Jazz Pharmaceuticals plc	447	(1,748)
	Shire plc	1,281	(2,096)
			(4,216)
	Italy
	A2A S.p.A.	54,958	(1)
	Brembo S.p.A.	1,763	(2,399)
	Prysmian S.p.A.	3,643	1,089
			(1,311)
	Japan
	Alfresa Holdings Corp.	400	359
	Bandai Namco Holdings, Inc.	3,300	5,020
	Canon, Inc.	2,700	4,173
	Central Japan Railway Co.	400	5,270
	Dai Nippon Printing Co., Ltd.	8,000	5,020
	Daiichi Sankyo Co., Ltd.	3,800	2,625

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Japan
(continued)	FANUC Corp.	200	$(3,139)
	Fuji Media Holdings, Inc.	1,200	926
	Fujitsu Ltd.	17,000	(242)
	Hitachi Construction Machinery Co., Ltd.	5,200	5,938
	Hitachi Ltd.	14,000	2,096
	Hoya Corp.	1,900	1,814
	Idemitsu Kosan Co., Ltd.	1,500	1,760
	JFE Holdings, Inc.	4,600	618
	Kao Corp.	900	4,305
	Kirin Holdings Co., Ltd.	1,200	1,549
	Komatsu Ltd.	5,100	4,551
	Konica Minolta, Inc.	8,400	(3,269)
	Lawson, Inc.	900	4,561
	Medipal Holdings Corp.	4,200	3,004
	Mitsubishi Chemical Holdings Corp.	13,700	4,472
	Mitsubishi Electric Corp.	8,000	2,225
	Mitsubishi Motors Corp.	9,600	5,714
	Mitsubishi Tanabe Pharma Corp.	4,500	1,100
	Nikon Corp.	5,400	4,188
	Nippon Express Co., Ltd.	9,000	2,005
	NTT Data Corp.	1,600	4,350
	Pola Orbis Holdings, Inc.	1,000	7,455
	Ricoh Co., Ltd.	7,900	3,950
	Sankyo Co., Ltd.	1,800	3,986
	Start Today Co., Ltd.	1,000	2,302
	Sumitomo Chemical Co., Ltd.	15,000	5,771
	Sumitomo Corp.	7,000	6,557
	Sumitomo Dainippon Pharma Co., Ltd.	6,000	3,028
	Suzuken Co., Ltd.	2,200	4,003
	Takeda Pharmaceutical Co., Ltd.	600	1,268
	Toppan Printing Co., Ltd.	7,000	3,993
	Toshiba Corp.	35,000	1,904
	Toyo Suisan Kaisha Ltd.	1,900	5,007
	Toyota Boshoku Corp.	2,300	5,511
	Toyota Tsusho Corp.	3,500	7,783
	Yamazaki Baking Co., Ltd.	4,000	6,140
			139,651
	Luxembourg
	Regus plc	18,196	601

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Netherlands
(continued)	Boskalis Westminster	2,003	$2,288
	Koninklijke Ahold N.V.	3,662	2,852
	Randstad Holding N.V.	1,277	1,024
			6,164
	Puerto Rico
	Popular, Inc.	3,246	2,727
	Singapore
	ComfortDelGro Corp. Ltd.	38,200	560
	Jardine Cycle & Carriage Ltd.	3,000	5,993
	Singapore Airlines Ltd.	9,900	1,005
	StarHub Ltd.	24,200	1,668
	Wilmar International Ltd.	35,800	4,986
			14,212
	South Korea
	Amorepacific Corp.	237	2,049
	Celltrion, Inc.	637	2,454
	CJ CheilJedang Corp.	235	3,077
	CJ Corp.	359	5,261
	Coway Co., Ltd.	966	3,350
	Dongbu Insurance Co., Ltd.	98	315
	Hankook Tire Co., Ltd.	838	822
	Hanmi Pharm Co., Ltd.	79	186
	Hanmi Science Co., Ltd.	125	503
	Hanssem Co., Ltd.	359	2,198
	Hanwha Chemical Corp.	3,772	4,849
	Hanwha Corp.	1,523	4,001
	Hyosung Corp.	840	637
	Hyundai Development Co-Engineering & Construction	1,476	3,797
	Hyundai Engineering & Construction Co., Ltd.	2,465	5,126
	Hyundai Steel Co.	1,687	3,380
	Korea Electric Power Corp.	1,734	1,792
	LG Chem Ltd.	309	2,538
	LG Household & Health Care Ltd.	94	1,302
	LG Uplus Corp.	6,052	2,111
	Lotte Chemical Corp.	358	2,569
	NCSoft Corp.	394	(1,110)
	Orion Corp.	33	513
	Ottogi Corp.	70	2,341
	SK Holdings Co., Ltd.	415	1,833
	SK Innovation Co., Ltd.	717	1,177

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	South Korea
(continued)	S-Oil Corp.	1,248	$1,620
	Woori Bank	4,578	1,352
			60,043
	Sweden
	Atlas Copco AB	3,491	(5,519)
	BillerudKorsnas AB	4,685	277
	Electrolux AB	3,564	2,691
	Skanska AB	4,218	2,245
	Swedish Match AB	2,232	2,668
	Telefonaktiebolaget LM Ericsson	8,447	(1,265)
			1,097
	Switzerland
	Actelion Ltd.	537	(1,595)
	Kuehne + Nagel International AG	571	1,601
	Sonova Holding AG	640	(534)
	Swiss Life Holding AG	267	818
	Swiss Re AG	810	1,970
	Wolseley plc	407	160
			2,420
	Taiwan
	China Life Insurance Co., Ltd.	15,200	703
	Compal Electronics, Inc.	90,000	2,522
	Delta Electronics, Inc.	12,000	2,775
	Eclat Textile Co., Ltd.	6,114	11,730
	Formosa Chemicals & Fibre Corp.	4,000	296
	Formosa Petrochemical Corp.	31,000	2,963
	Hon Hai Precision Industry Co., Ltd.	34,000	3,548
	Innolux Corp.	88,000	717
	Pegatron Corp.	38,000	3,111
	Pou Chen Corp.	67,000	11,793
	President Chain Store Corp.	2,000	397
	Uni-President Enterprises Corp.	47,160	3,279
			43,834
	United Kingdom
	ASOS plc	1,793	322
	Barratt Developments plc	2,782	375
	Bellway plc	2,008	1,929
	Berkeley Group Holdings plc	1,524	(219)
	Betfair Group plc	1,372	3,332

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United Kingdom
(continued)	Dialog Semiconductor plc	366	$33
	Howden Joinery Group plc	10,799	956
	Inchcape plc	7,391	7
	John Wood Group plc	9,079	6,016
	Marks & Spencer Group plc	10,840	(86)
	Meggitt plc	13,509	1,214
	Persimmon plc	2,774	1,852
	SABMiller plc	1,321	(236)
	Taylor Wimpey plc	29,064	1,809
	Tullow Oil plc	19,488	6,463
	William Hill plc	13,752	2,364
			26,131
	United States
	Agilent Technologies, Inc.	1,447	202
	American Capital Ltd.	2,119	(85)
	AmerisourceBergen Corp.	624	(1,061)
	Anthem, Inc.	229	(1,665)
	Apple, Inc.	774	(2,051)
	Aspen Technology, Inc.	1,694	(2,134)
	AutoNation, Inc.	241	(540)
	Brocade Communications Systems, Inc.	9,769	(98)
	Bruker Corp.	863	(716)
	Bunge Ltd.	52	140
	Cadence Design Systems, Inc.	3,935	1,023
	Cardinal Health, Inc.	814	(1,091)
	Carnival Corp.	242	(409)
	Carnival plc	1,429	(2,436)
	Centene Corp.	554	1,147
	CenturyLink, Inc.	3,369	2,897
	Charles River Laboratories International, Inc.	171	(477)
	Ciena Corp.	3,595	(971)
	Coca-Cola Enterprises, Inc.	558	296
	Community Health Systems, Inc.	1,239	384
	Computer Sciences Corp.	2,564	4,615
	Deluxe Corp.	671	1,886
	Discovery Communications, Inc.	2,370	213
	DISH Network Corp.	196	(18)
	Dover Corp.	961	2,297
	F5 Networks, Inc.	748	(1,967)
	Genpact Ltd.	1,842	(497)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United States
(continued)	Health Net, Inc.	1,060	$1,314
	Herbalife Ltd.	1,624	260
	HP, Inc.	1,810	127
	International Paper Co.	491	658
	Jabil Circuit, Inc.	3,689	1,402
	LifePoint Health, Inc.	964	347
	McKesson Corp.	441	(4,414)
	Mentor Graphics Corp.	593	291
	Mettler-Toledo International, Inc.	183	(435)
	Micron Technology, Inc.	4,254	2,041
	Molina Healthcare, Inc.	1,355	(1,070)
	Mosaic Co./The	3,131	3,913
	NetApp, Inc.	3,509	(351)
	ON Semiconductor Corp.	5,976	956
	O’Reilly Automotive, Inc.	317	3,503
	PAREXEL International Corp.	259	106
	Penske Automotive Group, Inc.	1,135	(2,032)
	Rackspace Hosting, Inc.	276	204
	Robert Half International, Inc.	1,776	–
	Seagate Technology plc	2,564	3,359
	Skyworks Solutions, Inc.	1,216	3,794
	Starbucks Corp.	1,316	2,843
	Synaptics, Inc.	198	616
	Synopsys, Inc.	1,830	2,050
	Team Health Holdings, Inc.	1,689	(1,639)
	Teradata Corp.	3,218	4,505
	Tesoro Corp.	227	170
	Thor Industries, Inc.	723	521
	Tyson Foods	295	254
	Ulta Salon Cosmetics & Fragrance, Inc.	32	65
	Valero Energy Corp.	1,031	165
	Varian Medical Systems, Inc.	879	62
	Viacom, Inc.	426	758
	VMware, Inc.	1,523	(5,376)
	Wal-Mart Stores, Inc.	1,099	2,594
	WESCO International, Inc.	528	1,584
	Western Digital Corp.	1,318	3,480
	Western Refining, Inc.	2,418	1,995
	Westlake Chemical Corp.	1,777	(107)
	Whole Foods Market, Inc.	2,042	408

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United States
(continued)	Xerox Corp.	4,483	$2,107
			29,912
			374,113
	Net other receivable/(payable)		299,063
	Total Contracts for Differences, at value		$673,176

	Australia
	Alumina Ltd.	(58,105)	3,092
	Crown Resorts Ltd.	(9,258)	(2,866)
	Harvey Norman Holdings Ltd.	(25,268)	(1,280)
	Incitec Pivot Ltd.	(22,032)	155
	Newcrest Mining Ltd.	(8,339)	387
	Origin Energy Ltd.	(31,622)	(3,083)
	Ramsay Health Care Ltd.	(1,836)	697
	Santos Ltd.	(23,157)	(4,892)
	SEEK Ltd.	(7,815)	(595)
	Sonic Healthcare Ltd.	(6,299)	(908)
	Sydney Airport	(16,911)	(2,151)
	Tatts Group Ltd.	(23,125)	(2,071)
			(13,515)
	Belgium
	UCB S.A.	(822)	4,630
	China
	21Vianet Group, Inc.	(3,954)	(554)
	China Life Insurance Co., Ltd.	(17,000)	(749)
	China Mengniu Dairy Co., Ltd.	(52,000)	(2,119)
	China Petroleum & Chemical Corp.	(148,000)	(5,022)
	China Shenhua Energy Co., Ltd.	(56,500)	(5,105)
	Lenovo Group Ltd.	(68,000)	(870)
	PetroChina Co., Ltd.	(138,000)	(4,130)
	Semiconductor Manufacturing International Corp.	(156,000)	(62)
	Tingyi Cayman Islands Holding Corp.	(62,000)	(2,318)
	Tsingtao Brewery Co., Ltd.	(14,000)	129
			(20,800)
	Denmark
	H Lundbeck A/S	(2,358)	1,746
	Tryg A/S	(4,465)	(1,520)
			226

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Finland
(continued)	Fortum OYJ	(5,334)	$(1,809)
	Neste OYJ	(2,673)	(420)
	Nokia OYJ	(9,770)	487
	Wartsila OYJ Abp	(1,662)	(3,036)
			(4,778)
	France
	Accor S.A.	(1,997)	(3,246)
	Carrefour S.A.	(2,713)	(3,034)
	Casino Guichard Perrachon S.A.	(1,237)	(3,601)
	Edenred	(4,506)	(1,721)
	Essilor International S.A.	(602)	(540)
	Kering	(454)	(1,192)
	Orpea	(987)	(1,354)
	Vivendi S.A.	(1,821)	11
	Zodiac Aerospace	(3,762)	(1,523)
			(16,200)
	Germany
	Bayer AG	(459)	761
	Bayerische Motoren Werke AG	(876)	3,166
	Daimler AG	(1,054)	1,927
	Deutsche Lufthansa AG	(5,102)	3,780
	Fraport AG Frankfurt Airport Services Worldwide	(1,293)	(589)
	HUGO BOSS AG	(974)	(883)
	METRO AG	(2,032)	906
	Porsche Automobil Holding SE	(1,628)	3,696
	SAP SE	(992)	179
	United Internet AG	(867)	(748)
	Volkswagen AG	(578)	3,395
			15,590
	Hong Kong
	ASM Pacific Technology Ltd.	(4,900)	(2,471)
	Bank of East Asia Ltd./The	(21,800)	(2,696)
	Beijing Enterprises Holdings Ltd.	(10,500)	(692)
	Brilliance China Automotive Holdings Ltd.	(74,000)	754
	Cathay Pacific Airways Ltd.	(42,000)	(565)
	China Agri-Industries Holdings Ltd.	(36,000)	(327)
	China Merchants Holdings International Co., Ltd.	(28,000)	(3,326)
	China Overseas Land & Investment Ltd.	(4,000)	(464)
	China Resources Beer Holdings Company Ltd.	(16,000)	(209)
	China Taiping Insurance Holdings Co., Ltd.	(6,200)	278

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Hong Kong
(continued)	China Unicom Hong Kong Ltd.	(72,000)	$(3,050)
	CITIC Ltd.	(54,000)	(1,747)
	COSCO Pacific Ltd.	(46,000)	(826)
	Haier Electronics Group Co., Ltd.	(47,000)	(3,317)
	Henderson Land Development Co., Ltd.	(10,000)	(2,860)
	Hong Kong & China Gas Co., Ltd.	(34,000)	(1,547)
	Li & Fung Ltd.	(132,000)	(2,244)
	MTR Corp. Ltd.	(16,500)	(646)
	Yue Yuen Industrial Holdings Ltd.	(3,000)	(372)
			(26,327)
	Ireland
	Endo International plc	(1,360)	6,242
	Medtronic plc	(973)	(321)
			5,921
	Italy
	Atlantia S.p.A.	(2,813)	(922)
	Finmeccanica S.p.A.	(6,040)	(839)
	Unione di Banche Italiane S.p.A.	(13,927)	4,342
			2,581
	Japan
	ABC-Mart, Inc.	(1,300)	(4,059)
	Aozora Bank Ltd.	(18,000)	(3,482)
	Asics Corp.	(4,300)	(6,678)
	Calbee, Inc.	(1,800)	(5,147)
	Casio Computer Co., Ltd.	(3,500)	741
	Cosmos Pharmaceutical Corp.	(200)	(1,946)
	Dentsu, Inc.	(1,400)	(5,486)
	Don Quijote Holdings Co., Ltd.	(1,700)	(3,743)
	Ezaki Glico Co., Ltd.	(700)	(3,755)
	Hamamatsu Photonics KK	(3,100)	(3,845)
	Hirose Electric Co., Ltd.	(600)	(2,910)
	Hiroshima Bank Ltd./The	(9,000)	(2,123)
	IHI Corp.	(5,000)	(523)
	Izumi Co., Ltd.	(1,700)	(6,778)
	Japan Airport Terminal Co., Ltd.	(1,900)	(6,304)
	Kakaku.com, Inc.	(3,000)	(4,634)
	Kansai Paint Co., Ltd.	(3,000)	(1,419)
	Keihan Electric Railway Co., Ltd.	(12,000)	(5,011)
	Kyushu Electric Power Co., Inc.	(6,800)	(7,528)
	M3, Inc.	(4,000)	(16,531)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Japan
(continued)	Mabuchi Motor Co., Ltd.	(1,400)	$(3,379)
	Marui Group Co., Ltd.	(5,200)	(8,136)
	Minebea Co., Ltd.	(9,000)	(3,322)
	MISUMI Group, Inc.	(6,300)	(2,391)
	NGK Spark Plug Co., Ltd.	(2,800)	(4,503)
	Nidec Corp.	(1,100)	(4,645)
	Nippon Paint Holdings Co., Ltd.	(4,100)	(5,374)
	Nissan Chemical Industries Ltd.	(2,900)	(7,271)
	Obic Co., Ltd.	(1,400)	(4,343)
	Ono Pharmaceutical Co., Ltd.	(500)	(2,216)
	Ryohin Keikaku Co., Ltd.	(300)	(6,636)
	Santen Pharmaceutical Co., Ltd.	(4,800)	(3,009)
	Shimadzu Corp.	(4,000)	(2,904)
	Shimizu Corp.	(4,000)	(3,184)
	SoftBank Group Corp.	(200)	(849)
	Sohgo Security Services Co., Ltd.	(1,400)	(5,503)
	Square Enix Holdings Co., Ltd.	(200)	(522)
	Suruga Bank Ltd.	(4,200)	(3,755)
	Tobu Railway Co., Ltd.	(13,000)	(4,285)
	Unicharm Corp.	(1,600)	(2,987)
	Yamada Denki Co., Ltd.	(16,300)	(5,463)
	Yamaha Corp.	(3,500)	(8,121)
	Yamaha Motor Co., Ltd.	(1,600)	(2,082)
			(186,041)
	Jordan
	Hikma Pharmaceuticals plc	(2,625)	(1,189)
	Netherlands
	ASML Holding N.V.	(433)	(787)
	Gemalto N.V.	(1,327)	304
	SBM Offshore N.V.	(4,538)	(2,789)
			(3,272)
	Norway
	Marine Harvest ASA	(2,083)	(290)
	Schibsted ASA	(2,509)	(14)
			(304)
	Singapore
	Genting Singapore plc	(159,900)	(4,267)
	Sembcorp Industries Ltd.	(36,700)	(7,855)
	Singapore Post Ltd.	(42,800)	3,457

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Singapore
(continued)	Singapore Press Holdings Ltd.	(19,200)	$(222)
			(8,887)
	South Korea
	E-MART, Inc.	(557)	(46)
	GS Holdings Corp.	(1,930)	(4,324)
	Hyundai Department Store Co., Ltd.	(249)	(1,117)
	Hyundai Glovis Co., Ltd.	(446)	2,006
	Hyundai Heavy Industries Co., Ltd.	(1,122)	(4,158)
	Hyundai Mobis Co., Ltd.	(215)	(921)
	Hyundai Motor Co.	(667)	(188)
	Hyundai Wia Corp.	(414)	1,461
	KCC Corp.	(211)	(4,349)
	KEPCO Plant Service & Engineering Co., Ltd.	(840)	(1,072)
	Kia Motors Corp.	(1,932)	2,818
	Korea Aerospace Industries Ltd.	(504)	(1,499)
	Korea Zinc Co., Ltd.	(219)	(1,033)
	LG Display Co., Ltd.	(4,297)	1,749
	LG Electronics, Inc.	(1,683)	(1,676)
	Lotte Shopping Co., Ltd.	(419)	(2,469)
	POSCO	(411)	(4,348)
	Samsung Electro-Mechanics Co., Ltd.	(1,719)	(2,803)
	Samsung Electronics Co., Ltd.	(15)	183
	Samsung Fire & Marine Insurance Co., Ltd.	(79)	(1,334)
	Samsung Heavy Industries Co., Ltd.	(1,895)	(831)
	SK Hynix, Inc.	(3,399)	(419)
			(24,370)
	Sweden
	Assa Abloy AB	(3,583)	(2,358)
	Elekta AB	(2,263)	313
	Hexagon AB	(2,336)	(216)
	ICA Gruppen AB	(2,241)	(3,187)
	Tele2 AB	(7,480)	7,503
	Volvo AB	(8,736)	2,259
			4,314
	Switzerland
	Barry Callebaut AG	(69)	(6,870)
	Chocoladefabriken Lindt & Spruengli AG	(1)	(2,202)
	Dufry AG	(735)	(618)
	LafargeHolcim Ltd.	(1,378)	(422)
			(10,112)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Taiwan
(continued)	Advanced Semiconductor Engineering, Inc.	(74,000)	$(2,557)
	Catcher Technology Co., Ltd.	(11,000)	(9,034)
	Cheng Shin Rubber Industry Co., Ltd.	(45,000)	(2,730)
	China Development Financial Holding Corp.	(288,000)	(3,605)
	China Steel Corp.	(139,000)	(1,509)
	First Financial Holding Co., Ltd.	(18,000)	(484)
	Foxconn Technology Co., Ltd.	(36,000)	(4,075)
	Fubon Financial Holding Co., Ltd.	(53,000)	(2,889)
	MediaTek, Inc.	(12,000)	(2,658)
	Mega Financial Holding Co., Ltd.	(43,426)	(2,194)
	Nan Ya Plastics Corp.	(14,000)	(1,415)
	Quanta Computer, Inc.	(47,000)	(5,227)
			(38,377)
	United Kingdom
	Aggreko plc	(1,588)	(790)
	Babcock International Group plc	(5,691)	194
	BAE Systems plc	(9,567)	(1,495)
	BTG plc	(7,438)	287
	Bunzl plc	(2,904)	(2,437)
	Capita plc	(4,600)	(2,662)
	CNH Industrial N.V.	(12,986)	(1,553)
	Cobham plc	(21,377)	(3,231)
	G4S plc	(24,477)	(2,980)
	GlaxoSmithKline plc	(3,668)	(501)
	IMI plc	(6,843)	(1,684)
	J Sainsbury plc	(21,820)	(3,508)
	Next plc	(207)	11
	Rolls-Royce Holdings plc	(9,704)	(2,868)
	Smith & Nephew plc	(2,585)	(215)
	Spectris plc	(1,384)	(262)
	Sports Direct International plc	(13,399)	(775)
	St James’s Place plc	(3,805)	(1,867)
	Tesco plc	(34,109)	(6,258)
	Travis Perkins plc	(2,897)	(557)
	Whitbread plc	(1,340)	(684)
			(33,835)
	United States
	ABIOMED, Inc.	(901)	1,162
	AECOM	(368)	(431)
	Albemarle Corp.	(1,561)	(1,186)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United States
(continued)	Allergan plc	(183)	$1,861
	Alliance Data Systems Corp.	(303)	15,092
	athenahealth, Inc.	(368)	66
	Autodesk, Inc.	(1,211)	1,938
	Becton Dickinson and Co.	(532)	74
	Belden, Inc.	(1,026)	(1,631)
	Bio-Techne Corp.	(550)	726
	BorgWarner, Inc.	(560)	(342)
	Cabela’s, Inc.	(1,566)	(908)
	Cerner Corp.	(930)	(1,386)
	Cheniere Energy, Inc.	(2,627)	(2,574)
	Chipotle Mexican Grill, Inc.	(91)	(439)
	Cypress Semiconductor Corp.	(7,511)	2,404
	Danaher Corp.	(881)	(1,736)
	Deere & Co.	(1,041)	(4,158)
	DexCom, Inc.	(364)	703
	Dollar Tree, Inc.	(948)	(3,441)
	FireEye, Inc.	(5,039)	3,275
	FleetCor Technologies, Inc.	(652)	(1,760)
	FMC Corp.	(2,152)	(1,915)
	Global Payments, Inc.	(844)	(245)
	Guidewire Software, Inc.	(1,349)	54
	Harris Corp.	(893)	(1,206)
	Hertz Global Holdings, Inc.	(3,576)	4,077
	IHS, Inc.	(486)	(3,446)
	Impax Laboratories, Inc.	(1,730)	4,256
	JARDEN CORP COM S	(790)	(806)
	JM Smucker Co./The	(539)	(2,905)
	Kate Spade & Co.	(1,637)	(1,260)
	Leucadia National Corp.	(4,602)	(1,013)
	McGraw Hill Financial, Inc.	(91)	(60)
	Microchip Technology, Inc.	(1,749)	(979)
	Middleby Corp./The	(100)	(563)
	Monster Beverage Corp.	(535)	2,151
	Motorola Solutions, Inc.	(924)	(3,336)
	NetScout Systems, Inc.	(2,423)	15,168
	Neurocrine Biosciences, Inc.	(249)	1,063
	Post Holdings, Inc.	(1,391)	(4,521)
	Reynolds American, Inc.	(1,609)	(4,570)
	Ryder System, Inc.	(1,230)	(763)
	salesforce.com, Inc.	(419)	758

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United States
(continued)	Spectrum Brands Holdings, Inc.	(718)	$(2,427)
	Splunk, Inc.	(1,569)	3,656
	SS&C Technologies Holdings, Inc.	(1,197)	(4,728)
	Stericycle, Inc.	(443)	(966)
	SYNNEX Corp.	(556)	(1,724)
	Tenet Healthcare Corp.	(1,690)	(1,724)
	Tesla Motors, Inc.	(313)	739
	TreeHouse Foods, Inc.	(239)	(1,025)
	Under Armour, Inc.	(191)	(3,451)
	Verisk Analytics, Inc.	(1,056)	(1,901)
	ViaSat, Inc.	(1,228)	(1,867)
	Vulcan Materials Co.	(306)	(1,215)
	Waste Connections, Inc.	(1,327)	(491)
	WR Grace & Co.	(851)	612
	Wynn Resorts Ltd.	(211)	(829)
			(10,093)
			(364,838)
	Net other receivables/(payables)		(271,322)
	Total Contracts for Differences, at value		$(636,160)

Morgan Stanley	Australia
	Amcor Ltd.	2,611	615
	AMP Ltd.	5,401	424
	Australia & New Zealand Banking Group Ltd.	1,129	549
	Bank of Queensland Ltd.	3,052	710
	Caltex Australia Ltd.	1,066	1,205
	Computershare Ltd.	3,117	7
	CSL Ltd.	427	(230)
	Fortescue Metals Group Ltd.	13,430	2,439
	Newcrest Mining Ltd.	3,035	295
	Telstra Corp. Ltd.	6,061	772
	TPG Telecom Ltd.	5,019	993
	Vicinity Centres	11,600	890
	Woodside Petroleum Ltd.	1,006	1,735
			10,404
	Austria
	ams AG	565	301
	Oesterreichische Post AG	492	311
			612

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Belgium
(Continued)	Ageas	588	$(241)
	bpost S.A.	972	139
	Proximus SADP	211	103
			1
	Bermuda
	PartnerRe Ltd.	206	6
	Canada
	Advantage Oil & Gas Ltd.	3,506	388
	Bank of Nova Scotia/The	403	1,279
	Birchcliff Energy Ltd.	4,861	1,725
	Boardwalk Real Estate Investment Trust	152	333
	Canadian Imperial Bank of Commerce	400	1,359
	Canadian National Railway Co.	782	2,839
	Canadian Pacific Railway Ltd.	167	688
	Canadian Tire Corp. Ltd.	240	1,189
	Canfor Pulp Products, Inc.	1,869	(279)
	Cascades, Inc.	3,315	(1,098)
	CCL Industries, Inc.	203	(1,404)
	Cenovus Energy, Inc.	1,481	214
	Centerra Gold, Inc.	4,087	923
	Cogeco Communications, Inc.	473	369
	Cogeco, Inc.	548	1,015
	Constellation Software, Inc.	107	(302)
	CT Real Estate Investment Trust	2,507	979
	Enghouse Systems Ltd.	528	420
	Finning International, Inc.	1,491	1,044
	Gluskin Sheff + Associates, Inc.	1,333	2,051
	Great Canadian Gaming Corp.	1,689	1,123
	Intertape Polymer Group, Inc.	1,911	(248)
	Labrador Iron Ore Royalty Corp.	983	239
	Linamar Corp.	509	(1,117)
	Magna International, Inc.	562	(320)
	Methanex Corp.	595	424
	Osisko Gold Royalties Ltd.	1,702	441
	Pan American Silver Corp.	3,723	1,045
	Parkland Fuel Corp.	1,214	899
	Pason Systems, Inc.	1,546	1,533
	Penn West Petroleum Ltd.	2,995	98
	Progressive Waste Solutions Ltd.	1,110	99

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Canada
(Continued)	Sienna Senior Living, Inc.	1,750	$597
	TELUS Corp.	808	897
	TransAlta Renewables, Inc.	2,974	1,294
	TransForce, Inc.	1,259	(254)
			20,482
	China
	Mindray Medical International Ltd.	263	39
	Momo, Inc.	520	(239)
	Qihoo 360 Technology Co., Ltd.	97	43
	Youku Tudou, Inc.	1,149	(34)
	YY, Inc.	121	28
			(163)
	Colombia
	Pacific Exploration and Production Corp.	4,860	465
	Denmark
	AP Moeller - Maersk A/S	24	1,439
	Chr Hansen Holding A/S	411	443
	Coloplast A/S	281	233
	Novozymes A/S	494	290
	Pandora A/S	471	1,246
	Tryg A/S	1,206	332
	Vestas Wind Systems A/S	557	827
			4,810
	Finland
	Fortum OYJ	1,320	375
	Konecranes OYJ	656	(9)
	Nokian Renkaat OYJ	748	(72)
	Wartsila OYJ Abp	464	774
			1,068
	France
	BNP Paribas S.A.	378	(181)
	Eurazeo S.A.	323	16
	Fonciere Des Regions	239	471
	SCOR SE	778	339
	Valeo S.A.	193	(967)
			(322)
	Germany
	FUCHS PETROLUB SE	663	(290)
	Hannover Rueck SE	286	136
	HUGO BOSS AG	319	202

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Germany
(Continued)	ProSiebenSat.1 Media SE	461	$389
	Rational AG	54	(70)
	SAP SE	94	(41)
	Software AG	252	121
	Talanx AG	743	98
	United Internet AG	540	376
			921
	Hong Kong
	Brightoil Petroleum Holdings Ltd.	64,000	33
	Chinese Estates Holdings Ltd.	5,500	157
	CLP Holdings Ltd.	3,313	1,094
	Guoco Group Ltd.	714	33
	Hopewell Holdings Ltd.	7,500	(254)
	Lifestyle International Holdings Ltd.	12,000	60
	Orient Overseas International Ltd.	4,500	(1,149)
	Power Assets Holdings Ltd.	3,000	1,031
	Wheelock & Co., Ltd.	5,000	1,078
			2,083
	Ireland
	Paddy Power Betfair plc	315	1,307
	Ryanair Holdings plc	623	(2,236)
			(929)
	Israel
	First International Bank of Israel Ltd.	1,750	870
	Taro Pharmaceutical Industries Ltd.	150	(167)
			703
	Italy
	De’ Longhi S.p.A.	1,094	98
	Eni S.p.A.	1,260	335
	EXOR S.p.A.	574	(306)
	Ferrari N.V.	679	(1,141)
	Recordati S.p.A.	1,388	(858)
			(1,872)
	Japan
	Aeon Co., Ltd.	2,300	1,143
	Bank of Yokohama Ltd./The	5,306	104
	Canon, Inc.	700	286
	Fukuoka Financial Group, Inc.	5,309	(270)
	Hokuriku Electric Power Co.	2,200	1,348

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Japan
(Continued)	Kissei Pharmaceutical Co., Ltd.	1,062	$(55)
	Life Corp.	700	445
	Lion Corp.	5,893	4,360
	Mitsubishi Chemical Holdings Corp.	5,100	1,064
	Nichi-iko Pharmaceutical Co., Ltd.	700	515
	Nichirei Corp.	3,834	2,017
	Nippon Telegraph & Telephone Corp.	852	2,942
	Nipro Corp.	2,700	1,112
	Nishi-Nippon Railroad Co., Ltd.	6,000	1,702
	Nomura Real Estate Holdings, Inc.	1,300	1,803
	Sapporo Holdings Ltd.	6,000	2,762
	Showa Denko KK	20,000	604
	Sojitz Corp.	18,500	3,496
	Sumitomo Mitsui Financial Group, Inc.	579	342
	T&D Holdings, Inc.	2,200	(135)
	Toho Gas Co., Ltd.	5,305	2,011
	Toho Holdings Co., Ltd.	1,000	884
	Tokio Marine Holdings, Inc.	883	1,623
	Toyota Boshoku Corp.	2,400	4,750
	Tsumura & Co.	1,000	624
	Ube Industries Ltd.	16,000	1,200
	Yamazaki Baking Co., Ltd.	2,706	2,547
	Zenkoku Hosho Co., Ltd.	1,000	1,547
			40,771
	Jordan
	Hikma Pharmaceuticals plc	891	394
	Luxembourg
	Millicom International Cellular S.A.	345	(5)
	Malta
	Unibet Group plc	2,576	882
	Netherlands
	Chicago Bridge & Iron Co N.V.	805	2,423
	Delta Lloyd N.V.	2,222	409
	Heineken Holding N.V.	345	326
	NXP SemiConductors N.V.	343	1,070
			4,228
	New Zealand
	Air New Zealand Ltd.	15,532	(2,709)
	SKY Network Television Ltd.	6,747	29
			(2,680)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Norway
(Continued)	Aker Solutions ASA	4,061	$852
	Borregaard ASA	2,637	(175)
	DNB ASA	685	599
	Gjensidige Forsikring ASA	490	224
	Kongsberg Gruppen ASA	1,246	618
	Protector Forsikring ASA	2,715	6
	SpareBank 1 SMN	3,060	389
	SpareBank 1 SR-Bank ASA	3,052	599
	Statoil ASA	546	837
	Storebrand ASA	6,363	2,436
	TGS Nopec Geophysical Co. ASA	976	836
	Veidekke ASA	2,457	2,426
			9,647
	Portugal
	NOS SGPS S.A.	2,725	237
	Portucel S.A.	5,561	5
			242
	Singapore
	Great Eastern Holdings Ltd.	800	84
	Haw Par Corp. Ltd.	1,900	340
	M1 Ltd.	9,200	(129)
	Mapletree Greater China Commercial Trust	32,000	330
	Singapore Post Ltd.	28,000	(2,239)
	Starhill Global REIT	35,800	162
			(1,452)
	South Africa
	Mondi plc	1,618	(557)
	Spain
	Abertis Infraestructuras S.A.	986	609
	Amadeus IT Holding S.A.	636	198
	Distribuidora Internacional de Alimentacion S.A.	3,865	467
	Enagas S.A.	737	733
	Mapfre S.A.	9,731	241
			2,248
	Sweden
	Avanza Bank Holding AB	509	(179)
	Axfood AB	1,955	388
	Betsson AB	1,319	(306)
	BillerudKorsnas AB	1,429	(80)
	Castellum AB	1,468	644

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Sweden
(Continued)	Clas Ohlson AB	1,435	$(33)
	Electrolux AB	338	200
	Fabege AB	1,721	1,017
	Hexagon AB	718	(107)
	Hexpol AB	2,796	(32)
	Intrum Justitia AB	766	1,565
	JM AB	685	604
	L E Lundbergforetagen AB	557	327
	Loomis AB	792	918
	Mekonomen AB	913	(518)
	NetEnt AB	719	(301)
	Nordea Bank AB	1,717	112
	Skandinaviska Enskilda Banken AB	1,685	267
	Skanska AB	1,142	448
	Swedbank AB	367	33
	Wihlborgs Fastigheter AB	1,272	823
			5,790
	Switzerland
	Adecco S.A.	310	364
	Baloise Holding AG	179	351
	EMS-Chemie Holding AG	53	75
	Givaudan S.A.	14	424
	Roche Holding AG	161	(539)
	Schindler Holding AG	142	173
	Sika AG	6	207
	Swiss Life Holding AG	95	128
	Swiss Re AG	254	457
	Swisscom AG	15	107
			1,747
	United Kingdom
	Berendsen plc	1,473	555
	Daily Mail & General Trust plc	2,058	472
	Delphi Automotive plc	449	(642)
	Ensco plc	6,474	3,996
	Imperial Tobacco Group plc	439	836
	Intermediate Capital Group plc	2,998	633
	ITV plc	5,748	95
	Man Group plc	9,833	845
	Next plc	241	(21)
	Playtech plc	2,425	547

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United Kingdom
(continued)	Rightmove plc	384	$891
	RSA Insurance Group plc	1,127	108
	Schroders plc	495	506
	Segro plc	4,279	1,033
	Severn Trent plc	683	442
	Stagecoach Group plc	4,382	39
	Standard Chartered plc	1,988	111
	Unilever N.V.	572	653
	Unilever plc	629	738
	United Utilities Group plc	1,727	327
	WH Smith plc	1,203	561
	WPP plc	1,057	689
			13,414
	United States
	Agilent Technologies, Inc.	1,377	193
	AGL Resources, Inc.	882	62
	Airgas, Inc.	209	295
	Akamai Technologies, Inc.	639	700
	Ally Financial, Inc.	1,775	(88)
	Amazon.com, Inc.	133	(1,895)
	AMC Networks, Inc.	466	(200)
	American Airlines Group, Inc.	1,947	(1,266)
	American Financial Group, Inc.	1,174	3,158
	AmerisourceBergen Corp.	984	605
	Apple, Inc.	699	(1,852)
	Atmel Corp.	3,443	138
	Avery Dennison Corp.	1,502	1,841
	Avnet, Inc.	1,916	115
	Baker Hughes, Inc.	563	1,993
	Baxalta, Inc.	1,205	(1,253)
	Best Buy Co., Inc.	1,967	(216)
	Big Lots, Inc.	1,641	2,314
	Black Knight Financial Services, Inc.	1,290	516
	Bloomin’ Brands, Inc.	3,302	1,618
	Boeing Co./The	490	(3,861)
	Boston Scientific Corp.	4,760	714
	Bright Horizons Family Solutions, Inc.	670	2,653
	Brinker International, Inc.	1,508	(60)
	Cable One, Inc.	77	725
	Cablevision Systems Corp.	1,578	1,010

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Cameron International Corp.	659	$3,242
	Casey’s General Stores, Inc.	794	2,366
	Cavium, Inc.	1,189	2,640
	CBRE Group, Inc.	2,428	(73)
	CEB, Inc.	1,106	1,349
	Centene Corp.	865	1,790
	CenterPoint Energy, Inc.	5,172	1,746
	Charles River Laboratories International, Inc.	982	(1,631)
	Chemours Co./The	2,252	48
	Chevron Corp.	337	348
	Chico’s FAS, Inc.	4,260	1,789
	Choice Hotels International, Inc.	1,210	(24)
	Citrix Systems, Inc.	1,307	1,143
	Cleco Corp.	1,375	495
	Coca-Cola Enterprises, Inc.	1,915	1,073
	Columbia Pipeline Group, Inc.	1,393	1,114
	Comerica, Inc.	1,915	2,547
	CR Bard, Inc.	441	179
	Crane Co.	655	812
	Crown Holdings, Inc.	1,645	230
	Cypress Semiconductor Corp.	10,680	(1,050)
	Darden Restaurants, Inc.	1,434	(296)
	Deluxe Corp.	1,329	3,734
	Dick’s Sporting Goods, Inc.	1,385	1,343
	Domino’s Pizza, Inc.	661	1,163
	Dr Pepper Snapple Group, Inc.	981	2,374
	E*TRADE Financial Corp.	1,224	(147)
	East West Bancorp, Inc.	1,979	(2,395)
	eBay, Inc.	1,296	(4,134)
	Edwards Lifesciences Corp.	1,091	(2,127)
	Electronic Arts, Inc.	1,218	(7,655)
	Entergy Corp.	1,319	1,760
	Equity LifeStyle Properties, Inc.	1,454	73
	Expedia, Inc.	645	(2,509)
	Exxon Mobil Corp.	376	432
	F5 Networks, Inc.	841	(2,212)
	Facebook, Inc.	854	12,698
	Fifth Third Bancorp	3,544	2,020
	FirstEnergy Corp.	2,299	2,253
	FLIR Systems, Inc.	1,011	(273)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	FMC Technologies, Inc.	2,927	$3,372
	Ford Motor Co.	2,459	197
	Fossil Group, Inc.	197	244
	Gannett Co., Inc.	1,097	395
	Gartner, Inc.	343	1,002
	General Dynamics Corp.	643	4,657
	Global Payments, Inc.	1,330	3,007
	Goldman Sachs Group, Inc./The	455	3,235
	Goodyear Tire & Rubber Co./The	2,600	(806)
	GoPro, Inc.	550	314
	Graham Holdings Co.	77	980
	Great Plains Energy, Inc.	2,334	2,731
	Hanover Insurance Group, Inc./The	975	2,389
	Hawaiian Electric Industries, Inc.	1,091	2,160
	HCA Holdings, Inc.	884	2,316
	HD Supply Holdings, Inc.	2,814	1,970
	Heartland Payment Systems, Inc.	300	159
	Hilton Worldwide Holdings, Inc.	2,726	(1,854)
	Hologic, Inc.	1,183	1,506
	Incyte Corp.	705	(3,863)
	Ingram Micro, Inc.	3,205	1,298
	Integra LifeSciences Holdings Corp.	916	(1,401)
	Intercontinental Exchange, Inc.	359	4,365
	Interpublic Group of Cos, Inc./The	2,882	259
	Investors Bancorp, Inc.	2,995	509
	Ionis Pharmaceuticals, Inc.	1,365	(10,183)
	ITT Corp.	2,900	4,274
	Jack in the Box, Inc.	970	1,533
	JARDEN CORP COM S	527	538
	Jones Lang LaSalle, Inc.	514	1,408
	JPMorgan Chase & Co.	497	1,203
	Juniper Networks, Inc.	3,526	(10,755)
	Keurig Green Mountain, Inc.	638	110
	KLA-Tencor Corp.	834	1,543
	L Brands, Inc.	854	418
	Lamar Advertising Co.	1,351	540
	Lexmark International, Inc.	2,050	1,825
	LifePoint Health, Inc.	1,038	374
	Lincoln Electric Holdings, Inc.	1,704	3,300
	LyondellBasell Industries N.V.	999	350

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Marriott Vacations Worldwide Corp.	708	$28
	Masco Corp.	2,939	2,461
	Maxim Integrated Products, Inc.	854	203
	McKesson Corp.	252	429
	Mettler-Toledo International, Inc.	128	(305)
	Micron Technology, Inc.	2,722	1,307
	Microsoft Corp.	1,837	5,364
	Molson Coors Brewing Co.	1,050	2,856
	Mosaic Co./The	1,546	1,933
	Nabors Industries Ltd.	4,519	6,327
	National Fuel Gas Co.	1,650	2,657
	NextEra Energy, Inc.	588	3,028
	NIKE, Inc.	1,151	1,036
	NiSource, Inc.	1,393	975
	NVIDIA Corp.	3,130	5,229
	Oceaneering International, Inc.	1,095	210
	Office Depot, Inc.	5,047	707
	Owens-Illinois, Inc.	6,325	442
	PayPal Holdings, Inc.	1,296	5,404
	Pfizer, Inc.	2,558	(460)
	Philip Morris International, Inc.	971	2,622
	Piedmont Natural Gas Co, Inc.	488	395
	Pitney Bowes, Inc.	4,652	2,323
	Post Properties, Inc.	1,088	816
	Precision Castparts Corp.	333	37
	Principal Financial Group, Inc.	1,702	102
	Procter & Gamble Co./The	473	1,750
	Red Hat, Inc.	1,112	(1,012)
	Regency Centers Corp.	900	909
	Reinsurance Group of America, Inc.	755	2,386
	ResMed, Inc.	731	110
	Ryder System, Inc.	445	276
	SeaSpine Holdings Corp.	305	110
	Simon Property Group, Inc.	190	(733)
	Sirius XM Holdings, Inc.	20,115	(603)
	Sirona Dental Systems, Inc.	256	(177)
	Snap-on, Inc.	523	1,308
	SolarWinds, Inc.	943	877
	Solera Holdings, Inc.	982	717
	Spectra Energy Corp.	1,167	887

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Spirit AeroSystems Holdings, Inc.	1,669	$(5,992)
	St Jude Medical, Inc.	1,144	(1,819)
	StanCorp Financial Group, Inc.	252	43
	Stanley Black & Decker, Inc.	945	(727)
	Starwood Hotels & Resorts Worldwide, Inc.	400	(20)
	Sunstone Hotel Investors, Inc.	5,869	1,643
	SunTrust Banks, Inc.	1,858	2,898
	Superior Energy Services, Inc.	2,778	3,361
	Symetra Financial Corp.	901	45
	Synovus Financial Corp.	3,007	4,330
	Talen Energy Corp.	246	57
	Team Health Holdings, Inc.	1,707	(880)
	TECO Energy, Inc.	2,019	141
	Tenneco, Inc.	1,607	1,253
	Terex Corp.	310	122
	TerraForm Global, Inc.	318	159
	Time Warner Cable, Inc.	394	1,119
	TopBuild Corp.	365	(62)
	United Rentals, Inc.	1,512	(9,700)
	Universal Health Services, Inc.	514	380
	Valero Energy Corp.	1,235	198
	Vertex Pharmaceuticals, Inc.	719	(1,043)
	Virtu Financial, Inc.	908	(236)
	Wendy’s Co./The	2,659	1,197
	Western Alliance Bancorp	2,395	2,778
	Western Union Co./The	3,786	2,044
	Weyerhaeuser Co.	2,898	2,492
	WisdomTree Investments, Inc.	769	323
	WPX Energy, Inc.	5,970	6,388
	WR Berkley Corp.	1,481	2,325
	Xerox Corp.	8,198	3,853
	Xylem, Inc.	2,504	3,506
	Yahoo!, Inc.	1,816	(854)
	Zions Bancorporation	1,399	2,001
	Zoetis, Inc.	983	159
			134,226
			247,164
	Net other receivable/(payable)		236,139
	Total Contracts for Differences, at value		$483,303

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Australia
(continued)	BlueScope Steel Ltd.	(5,857)	$(1,043)
	Commonwealth Bank of Australia	(413)	(500)
	Healthscope Ltd.	(11,809)	10
	Incitec Pivot Ltd.	(8,627)	(229)
	QBE Insurance Group Ltd.	(2,541)	(654)
	Santos Ltd.	(3,835)	(930)
	Scentre Group	(8,024)	(1,006)
	Tatts Group Ltd.	(8,927)	(1,190)
	Transurban Group	(3,588)	(1,356)
	Treasury Wine Estates Ltd.	(5,935)	(2,044)
	Westfield Corp.	(3,236)	(909)
	Westpac Banking Corp.	(860)	(456)
			(10,307)
	Austria
	Telekom Austria AG	(3,275)	(261)
	Bermuda
	Validus Holdings Ltd.	(2,093)	(3,307)
	Canada
	Amaya, Inc.	(730)	(249)
	ATS Automation Tooling Systems, Inc.	(1,985)	(259)
	B2Gold Corp.	(11,792)	(639)
	CAE, Inc.	(803)	75
	Callidus Capital Corp.	(2,562)	(60)
	Canadian Real Estate Investment Trust	(731)	(641)
	Canadian Utilities Ltd.	(634)	(1,263)
	Cominar Real Estate Investment Trust	(1,799)	(1,049)
	Detour Gold Corp.	(2,355)	(1,073)
	DHX Media Ltd.	(4,009)	(22)
	Dorel Industries, Inc.	(697)	111
	Empire Co., Ltd.	(998)	(1,260)
	Enbridge, Inc.	(467)	(1,021)
	Fortis, Inc.	(756)	(1,343)
	Franco-Nevada Corp.	(543)	(425)
	Freehold Royalties Ltd.	(1,447)	(723)
	Goldcorp, Inc.	(2,007)	(1,361)
	Home Capital Group, Inc.	(583)	(952)
	HudBay Minerals, Inc.	(2,901)	(878)
	Hudson’s Bay Co.	(1,515)	(273)
	Industrial Alliance Insurance & Financial Services, Inc.	(648)	(942)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Canada
(continued)	Lundin Mining Corp.	(5,629)	$(762)
	MacDonald Dettwiler & Associates Ltd.	(308)	50
	MAG Silver Corp.	(3,652)	142
	Maple Leaf Foods, Inc.	(1,193)	(514)
	Mountain Province Diamonds, Inc.	(8,236)	(1,905)
	New Gold, Inc.	(5,636)	(803)
	Novagold Resources, Inc.	(6,350)	(836)
	Parex Resources, Inc.	(3,747)	(652)
	ProMetic Life Sciences, Inc.	(11,872)	1,810
	Raging River Exploration, Inc.	(3,738)	(1,468)
	Restaurant Brands International, Inc.	(2,192)	1,315
	Sears Canada, Inc.	(2,207)	(662)
	SNC-Lavalin Group, Inc.	(676)	(1,170)
	SunOpta, Inc.	(3,234)	(453)
	TMX Group Ltd.	(551)	(905)
	Toronto-Dominion Bank/The	(647)	(1,193)
	Turquoise Hill Resources Ltd.	(7,084)	(1,445)
	Vermilion Energy, Inc.	(475)	(1,073)
	Yamana Gold, Inc.	(5,712)	(626)
			(25,397)
	China
	Alibaba Group Holding Ltd.	(690)	1,891
	China Life Insurance Co., Ltd.	(2,325)	7,253
	FIH Mobile Ltd.	(55,000)	105
			9,249
	Finland
	Outotec OYJ	(4,672)	205
	France
	Alstom S.A.	(546)	5
	Arkema S.A.	(385)	51
	Cie de Saint-Gobain	(476)	(439)
	Dassault Aviation S.A.	(18)	244
	Iliad S.A.	(101)	65
	JCDecaux S.A.	(744)	(1,605)
	Pernod Ricard S.A.	(239)	(1,026)
	Remy Cointreau S.A.	(294)	(498)
	Rexel S.A.	(1,549)	(425)
			(3,628)
	Germany
	Celesio AG	(821)	(40)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Germany
(continued)	Commerzbank AG	(1,695)	$293
	Deutsche Bank AG	(875)	792
	Deutsche Boerse AG	(387)	340
	Fresenius Medical Care AG & Co. KGaA	(268)	(4)
	LANXESS AG	(597)	224
	MAN SE	(239)	(106)
	MTU Aero Engines AG	(240)	(94)
	Porsche Automobil Holding SE	(351)	849
	Puma SE	(137)	286
	Telefonica Deutschland Holding AG	(4,070)	317
	Volkswagen AG	(120)	664
	Vonovia SE	(896)	(871)
			2,650
	Greece
	Diana Shipping, Inc.	(1,103)	11
	Hong Kong
	ASM Pacific Technology Ltd.	(2,700)	(1,392)
	Esprit Holdings Ltd.	(18,600)	(1,209)
	Goldin Properties Holdings Ltd.	(8,000)	233
	Hang Seng Bank Ltd.	(1,200)	(1,250)
	New World China Land Ltd.	(38,000)	(107)
	New World Development Co., Ltd.	(22,000)	(91)
	Shangri-La Asia Ltd.	(14,000)	(308)
	Sun Hung Kai Properties Ltd.	(1,421)	(801)
			(4,925)
	Ireland
	Grafton Group plc	(2,625)	(930)
	iShares Core FTSE 100 UCITS ETF	(806)	(145)
	Perrigo Co. plc	(603)	(2,511)
	Shire plc	(179)	1,357
	XL Group plc	(2,371)	(3,177)
			(5,406)
	Israel
	Elbit Systems Ltd.	(467)	(1,843)
	NICE-Systems Ltd.	(491)	(1,113)
	SodaStream International Ltd.	(1,267)	(786)
	Teva Pharmaceutical Industries Ltd.	(529)	914
			(2,828)
	Italy
	Banco Popolare SC	(1,297)	(385)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Italy
(continued)	Brunello Cucinelli S.p.A.	(1,200)	$(24)
	Davide Campari-Milano S.p.A	(3,897)	(748)
	Enel Green Power S.p.A.	(12,385)	236
	Fincantieri S.p.A.	(27,701)	(65)
	Finmeccanica S.p.A.	(2,950)	(291)
	Intesa Sanpaolo S.p.A.	(15,562)	608
	Prada S.p.A.	(5,600)	(341)
	Salini Impregilo S.p.A.	(5,060)	(298)
	Telecom Italia S.p.A.	(24,189)	452
			(856)
	Japan
	Activia Properties, Inc.	(6)	(2,254)
	Aiful Corp.	(6,200)	(2,188)
	Bank of Kyoto Ltd./The	(2,546)	76
	Chiba Bank Ltd./The	(2,538)	(141)
	Chugoku Bank Ltd./The	(1,400)	(391)
	COLOPL, Inc.	(900)	(1,479)
	COOKPAD, Inc.	(1,300)	848
	Daiwa House Residential Investment Corp.	(9)	(1,047)
	Daiwa Office Investment Corp.	(5)	(1,830)
	Disco Corp.	(279)	(1,988)
	GLP J-Reit	(20)	(454)
	Hulic Co., Ltd.	(2,700)	(2,428)
	Industrial & Infrastructure Fund Investment Corp.	(5)	(1,572)
	Invincible Investment Corp.	(40)	(2,439)
	Japan Hotel REIT Investment Corp.	(46)	(3,309)
	Japan Real Estate Investment Corp.	(5)	(1,235)
	Japan Retail Fund Investment Corp.	(11)	(507)
	Japan Tobacco, Inc.	(1,062)	(3,373)
	K’s Holdings Corp.	(600)	(736)
	Mixi, Inc.	(638)	(220)
	Mori Hills REIT Investment Corp.	(24)	(1,847)
	Nihon M&A Center, Inc.	(500)	(1,365)
	Nippon Paint Holdings Co., Ltd.	(600)	(545)
	Nomura Research Institute Ltd.	(1,010)	(1,408)
	Oki Electric Industry Co., Ltd.	(11,000)	(311)
	Orient Corp.	(15,000)	(2,595)
	Orix JREIT, Inc.	(18)	(1,039)
	SK Kaken Co., Ltd.	(365)	2,126
	SoftBank Group Corp.	(373)	(1,234)
	Sumitomo Mitsui Trust Holdings, Inc.	(7,455)	535

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Japan
(continued)	Topcon Corp.	(1,100)	$(400)
	United Urban Investment Corp.	(18)	(1,181)
	Yahoo Japan Corp.	(3,600)	(658)
			(36,589)
	Jersey
	Randgold Resources Ltd.	(324)	(709)
	Luxembourg
	B&M European Value Retail S.A.	(4,519)	(111)
	Netherlands
	Gemalto N.V.	(318)	137
	ING Groep N.V.	(1,553)	45
	Koninklijke DSM N.V.	(508)	(373)
	NXP SemiConductors N.V.	(1,212)	11,708
	OCI N.V.	(716)	(52)
			11,465
	New Zealand
	Contact Energy Ltd.	(6,955)	189
	Meridian Energy Ltd.	(14,669)	(553)
	Metlifecare Ltd.	(4,090)	(156)
	Port of Tauranga Ltd.	(1,617)	(104)
	SKYCITY Entertainment Group Ltd.	(7,789)	(688)
	Warehouse Group Ltd./The	(13,299)	(243)
	Xero Ltd.	(1,940)	(165)
			(1,720)
	Norway
	Entra ASA	(2,579)	(111)
	Hoegh LNG Holdings Ltd.	(1,964)	(552)
	Schibsted ASA	(1,020)	316
	Wilh Wilhelmsen Holding ASA	(861)	530
	XXL ASA	(2,147)	(44)
			139
	Panama
	Copa Holdings S.A.	(867)	3,433
	Peru
	Southern Copper Corp.	(3,456)	(3,214)
	Singapore
	Avago Technologies Ltd.	(1,488)	8,994
	City Developments Ltd.	(2,600)	(415)
	Global Logistic Properties Ltd.	(13,200)	(110)
	Golden Agri-Resources Ltd.	(64,000)	(2,093)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Singapore
(continued)	Keppel Corp. Ltd.	(4,400)	$(1,126)
	Neptune Orient Lines Ltd.	(39,000)	(19)
	OUE Ltd.	(15,600)	(280)
	Sembcorp Industries Ltd.	(9,300)	(2,006)
	Sembcorp Marine Ltd.	(13,000)	(870)
	SIA Engineering Co., Ltd.	(8,800)	(442)
	United Industrial Corp. Ltd.	(6,700)	(454)
	UOL Group Ltd.	(5,500)	(617)
	Venture Corp. Ltd.	(3,900)	(150)
	Wheelock Properties Singapore Ltd.	(12,900)	(94)
			318
	Spain
	Repsol S.A.	(1,818)	(1,134)
	Sweden
	Autoliv, Inc.	(1,617)	23,712
	Elekta AB	(2,429)	468
	Getinge AB	(907)	1,110
	Industrivarden AB	(1,180)	(101)
	Saab AB	(1,032)	(551)
	SKF AB	(1,184)	266
	SSAB AB	(3,902)	(375)
	Swedish Orphan Biovitrum AB	(1,577)	271
	Volvo AB	(4,644)	1,412
			26,212
	Switzerland
	Barry Callebaut AG	(21)	(1,929)
	Dufry AG	(182)	(20)
	Sulzer AG	(212)	(568)
			(2,517)
	United Kingdom
	BTG plc	(1,906)	79
	Cable & Wireless Communications plc	(24,368)	(122)
	CNH Industrial N.V.	(3,272)	(325)
	Drax Group plc	(3,986)	(1,027)
	Greene King plc	(1,695)	(213)
	Intu Properties plc	(5,010)	(763)
	J Sainsbury plc	(7,046)	(1,120)
	John Wood Group plc	(2,397)	(1,572)
	Lloyds Banking Group plc	(22,355)	(280)
	Millennium & Copthorne Hotels plc	(2,371)	(442)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United Kingdom
(continued)	Ocado Group plc	(4,553)	$480
	Pennon Group plc	(1,225)	2
	SABMiller plc	(481)	98
	Smith & Nephew plc	(1,226)	(96)
	TalkTalk Telecom Group plc	(5,324)	(379)
	Tesco plc	(8,882)	(1,615)
	Travis Perkins plc	(701)	(128)
			(7,423)
	United States
	3D Systems Corp.	(1,971)	(1,143)
	Acadia Healthcare Co., Inc.	(1,492)	(966)
	ACADIA Pharmaceuticals, Inc.	(3,831)	5,236
	Albemarle Corp.	(1,732)	(1,249)
	Align Technology, Inc.	(2,420)	(4,525)
	Alliant Energy Corp.	(590)	(1,786)
	American Homes 4 Rent	(5,454)	164
	Amgen, Inc.	(496)	521
	ANSYS, Inc.	(1,002)	(1,623)
	Antero Resources Corp.	(3,528)	(7,140)
	athenahealth, Inc.	(516)	5,124
	AutoZone, Inc.	(114)	(2,713)
	Bank of Hawaii Corp.	(792)	(1,964)
	Bank of the Ozarks, Inc.	(2,621)	9,115
	Becton Dickinson and Co.	(606)	85
	Bio-Techne Corp.	(1,063)	1,232
	BlackRock, Inc.	(690)	13,000
	BOK Financial Corp.	(2,653)	9,811
	Brookdale Senior Living, Inc.	(5,827)	(3,929)
	Brunswick Corp.	(2,878)	28,333
	Buckle, Inc./The	(1,765)	(883)
	Cabela’s, Inc.	(1,820)	(1,056)
	CarMax, Inc.	(1,516)	2,744
	Caterpillar, Inc.	(1,165)	5,802
	Charles Schwab Corp./The	(2,647)	(212)
	Charter Communications, Inc.	(180)	146
	Clean Harbors, Inc.	(1,562)	(3,452)
	Comfort Systems USA, Inc.	(1,187)	(1,389)
	CommScope Holding Co., Inc.	(1,324)	(93)
	Continental Resources, Inc.	(1,208)	(2,742)
	Corning, Inc.	(3,115)	(2,804)
	Dave & Buster’s Entertainment, Inc.	(3,373)	18,597

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Deere & Co.	(1,095)	$(4,579)
	Demandware, Inc.	(1,206)	880
	DENTSPLY International, Inc.	(464)	153
	Diamondback Energy, Inc.	(1,259)	(10,850)
	Direxion Daily Energy Bear 3X Shares	(3,013)	(13)
	Direxion Daily Gold Miners Index Bear 3X Shares	(3,689)	3,431
	Direxion Daily Gold Miners Index Bull 3X Shares	(2,203)	(2,533)
	Direxion Daily Russia Bull 3x Shares	(1,026)	(445)
	Dollar Tree, Inc.	(1,278)	(4,639)
	Donaldson Co., Inc.	(2,900)	(1,218)
	Eaton Vance Corp.	(2,466)	(752)
	Edgewell Personal Care Co.	(1,104)	(2,053)
	Edison International	(1,407)	(1,548)
	Emerson Electric Co.	(976)	(2,811)
	EPR Properties	(1,460)	(2,336)
	Equity Residential	(1,697)	4,769
	Fastenal Co.	(2,390)	(6,485)
	First American Financial Corp.	(2,057)	(2,386)
	FMC Corp.	(2,189)	(1,948)
	Foot Locker, Inc.	(1,239)	(2,788)
	FTI Consulting, Inc.	(1,849)	(166)
	Gentherm, Inc.	(3,060)	16,952
	Gogo, Inc.	(2,874)	(604)
	Guidewire Software, Inc.	(1,670)	67
	Gulfport Energy Corp.	(1,331)	(4,246)
	Hain Celestial Group, Inc./The	(2,100)	(2,835)
	Halliburton Co.	(630)	(1,796)
	HCP, Inc.	(2,571)	2,854
	Hexcel Corp.	(2,199)	400
	Hyatt Hotels Corp.	(1,102)	(606)
	IAC/InterActiveCorp	(1,133)	(283)
	Intel Corp.	(3,689)	10,956
	Interval Leisure Group, Inc.	(172)	64
	iShares Core S&P Mid-Cap ETF	(52)	(150)
	iShares Core S&P Small-Cap ETF	(71)	(30)
	iShares EURO STOXX 50 UCITS ETF DE	(2,242)	137
	iShares MSCI EAFE ETF	(6,022)	(4,637)
	iShares MSCI Eurozone ETF	(3,357)	(537)
	JM Smucker Co./The	(727)	(3,919)
	Juno Therapeutics, Inc.	(1,241)	4,480
	Kansas City Southern	(1,340)	(4,191)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Kraft Heinz Co./The	(1,198)	$(2,492)
	Kroger Co./The	(5,049)	9,850
	L-3 Communications Holdings, Inc.	(803)	(4,750)
	Lam Research Corp.	(417)	(1,272)
	Lear Corp.	(1,412)	20,928
	LendingClub Corp.	(5,665)	3,909
	Leucadia National Corp.	(3,946)	(868)
	Lions Gate Entertainment Corp.	(2,609)	2,423
	Louisiana-Pacific Corp.	(5,333)	(2,347)
	M&T Bank Corp.	(683)	(3,074)
	Marriott International, Inc.	(367)	242
	Mattel, Inc.	(2,717)	(1,304)
	Medical Properties Trust, Inc.	(4,973)	(448)
	Memorial Resource Development Corp.	(2,433)	(2,054)
	Men’s Wearhouse, Inc./The	(1,469)	(1,616)
	Mercury General Corp.	(1,777)	(1,901)
	Motorola Solutions, Inc.	(1,333)	(4,812)
	MSC Industrial Direct Co., Inc.	(1,519)	(5,180)
	Mylan N.V.	(1,725)	2,139
	Netflix, Inc.	(804)	6,166
	New York Community Bancorp, Inc.	(4,701)	(2,868)
	Newell Rubbermaid, Inc.	(454)	(272)
	NewMarket Corp.	(240)	(1,804)
	Noble Energy, Inc.	(1,409)	(5,086)
	NOW, Inc.	(3,859)	(2,740)
	NVR, Inc.	(66)	(1,386)
	Old Republic International Corp.	(5,424)	434
	Olin Corp.	(2,830)	(6,792)
	Omega Healthcare Investors, Inc.	(1,791)	3,152
	Oshkosh Corp.	(2,019)	3,352
	Pandora Media, Inc.	(7,433)	(1,598)
	Panera Bread Co.	(269)	(1,805)
	Papa John’s International, Inc.	(636)	4,554
	Parkway Properties, Inc.	(3,438)	69
	Pioneer Natural Resources Co.	(531)	(5,528)
	Post Holdings, Inc.	(1,285)	(4,176)
	ProAssurance Corp.	(1,922)	(2,998)
	Proofpoint, Inc.	(1,099)	9,155
	Prospect Capital Corp.	(10,546)	809
	Public Service Enterprise Group, Inc.	(2,291)	(4,399)
	Puma Biotechnology, Inc.	(615)	2,239

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Qorvo, Inc.	(2,258)	$(887)
	QUALCOMM, Inc.	(1,380)	4,388
	Questar Corp.	(4,690)	(5,675)
	Range Resources Corp.	(1,119)	(2,439)
	Realty Income Corp.	(2,415)	(11,613)
	Restoration Hardware Holdings, Inc.	(1,005)	181
	Reynolds American, Inc.	(2,233)	(6,341)
	Rice Energy, Inc.	(2,732)	(4,590)
	Royal Gold, Inc.	(837)	(778)
	SBA Communications Corp.	(734)	(1,644)
	Schlumberger Ltd.	(472)	(3,276)
	Senior Housing Properties Trust	(6,072)	1,627
	Simon Property Group, Inc.	(882)	4,885
	Skyworks Solutions, Inc.	(1,545)	13,920
	SL Green Realty Corp.	(716)	4,704
	SolarCity Corp.	(1,433)	(2,021)
	Sonic Corp.	(1,547)	3,218
	Sotheby’s	(1,515)	(667)
	SPDR S&P500 ETF Trust	(3,506)	(12,489)
	Sprouts Farmers Market, Inc.	(3,976)	(2,823)
	SS&C Technologies Holdings, Inc.	(1,179)	(4,657)
	Staples, Inc.	(1,105)	(122)
	Stifel Financial Corp.	(2,162)	17,253
	Stryker Corp.	(936)	(2,222)
	Sun Communities, Inc.	(1,295)	764
	Sysco Corp.	(2,310)	(1,294)
	TD Ameritrade Holding Corp.	(2,500)	3,075
	Tempur Sealy International, Inc.	(2,153)	19,269
	Teradyne, Inc.	(4,727)	1,844
	Tesla Motors, Inc.	(795)	5,435
	Tesoro Corp.	(825)	13,731
	Texas Capital Bancshares, Inc.	(2,320)	28,978
	Texas Roadhouse, Inc.	(3,960)	(6,178)
	Thomson Reuters Corp.	(2,199)	(1,583)
	Torchmark Corp.	(1,200)	(1,928)
	TransDigm Group, Inc.	(386)	(281)
	TreeHouse Foods, Inc.	(1,117)	(4,792)
	TYSON FOODS-A	(2,845)	(6,048)
	Ubiquiti Networks, Inc.	(2,393)	(2,561)
	Ulta Salon Cosmetics & Fragrance, Inc.	(544)	348
	Under Armour, Inc.	(1,015)	(18,340)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Contracts for Differences (Continued)
Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United States
(continued)	Union Pacific Corp.	(1,026)	$(2,736)
	United Bankshares, Inc.	(2,342)	304
	Valero Energy Corp.	(1,238)	1,825
	Valley National Bancorp	(6,300)	(2,205)
	Valmont Industries, Inc.	(628)	(2,757)
	Wal-Mart Stores, Inc.	(1,422)	(3,514)
	Western Union Co./The	(2,034)	(447)
	Woodward, Inc.	(931)	(569)
	WR Grace & Co.	(894)	229
	WW Grainger, Inc.	(506)	2,748
	Wynn Resorts Ltd.	(588)	(2,311)
	XPO Logistics, Inc.	(2,416)	(3,469)
	Zebra Technologies Corp.	(1,536)	(3,358)
	Zillow Group, Inc.	(3,333)	(1,267)
			30,695
			(25,955)
	Net other receivable/(payable)		(22,344)
	Total Contracts for Differences, at value		$(48,299)

Cash collateral in the amount of $1,660,000 was pledged for total return swaps as of January 31, 2016.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CHF vs. EUR, expiring 2/5/2016	Goldman Sachs & Co.	132,855	121,355	$129,711	$131,473	$(1,762)
CHF vs. EUR, expiring 2/5/2016	Merrill Lynch International	120,713	112,060	117,856	121,402	(3,546)
CHF vs. EUR, expiring 2/5/2016	UBS AG	60,301	55,467	58,874	60,092	(1,218)
CHF vs. USD, expiring 2/5/2016	Citibank N.A.	646,813	654,120	631,507	654,120	(22,613)
CHF vs. USD, expiring 3/4/2016	Deutsche Bank AG	116,386	114,851	113,752	114,851	(1,099)
CHF vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	100,667	100,987	98,447	100,987	(2,540)
DKK vs. USD, expiring 2/5/2016-3/4/2016	Deutsche Bank AG	1,230,099	180,338	178,681	180,338	(1,657)
DKK vs. USD, expiring 2/5/2016	Goldman Sachs & Co.	322,956	47,443	46,884	47,443	(559)
EUR vs. CHF, expiring 3/4/2016	Deutsche Bank AG	101,002	111,817	109,494	109,286	208
EUR vs. CHF, expiring 3/4/2016	State Street Bank & Trust	99,715	110,219	108,099	107,725	374
EUR vs. DKK, expiring 3/4/2016	HSBC Bank plc	58,077	433,378	62,960	62,960	—
EUR vs. GBP, expiring 3/4/2016	Deutsche Bank AG	212,617	162,153	230,493	231,061	(568)
EUR vs. GBP, expiring 3/4/2016	Goldman Sachs & Co.	189,690	144,725	205,639	206,227	(588)
EUR vs. SEK, expiring 3/4/2016	Deutsche Bank AG	49,990	465,238	54,193	54,248	(55)
EUR vs. USD, expiring 2/5/2016	Barclays Bank plc	81,856	88,987	88,681	88,987	(306)
EUR vs. USD, expiring 2/5/2016	Barclays Bank plc	61,200	66,047	66,302	66,047	255
EUR vs. USD, expiring 2/5/2016	BNP Paribas S.A.	62,497	68,675	67,708	68,675	(967)
EUR vs. USD, expiring 2/5/2016	Citibank N.A.	84,266	92,179	91,291	92,179	(888)
EUR vs. USD, expiring 2/5/2016	Deutsche Bank AG	74,700	81,789	80,929	81,789	(860)
EUR vs. USD, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	1,128,599	1,234,926	1,223,264	1,234,926	(11,662)
EUR vs. USD, expiring 2/5/2016	HSBC Bank plc	312,900	339,402	338,988	339,402	(414)
EUR vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	42,795	46,124	46,411	46,124	287
EUR vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	119,531	130,749	129,631	130,749	(1,118)
EUR vs. USD, expiring 2/5/2016	Royal Bank of Canada	246,140	264,595	266,662	264,595	2,067
EUR vs. USD, expiring 2/5/2016-3/4/2016	Royal Bank of Canada	561,529	614,784	608,374	614,784	(6,410)
EUR vs. USD, expiring 3/4/2016	UBS AG	126,121	137,765	136,725	137,765	(1,040)
GBP vs. EUR, expiring 2/5/2016	Goldman Sachs & Co.	296,217	397,607	422,079	430,757	(8,678)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
GBP vs. EUR, expiring 2/5/2016	UBS AG	95,955	129,022	$136,727	$139,779	$(3,052)
GBP vs. USD, expiring 2/5/2016	Citibank N.A.	1,622,784	2,402,027	2,312,308	2,402,027	(89,719)
GBP vs. USD, expiring 2/5/2016	Goldman Sachs & Co.	41,710	62,044	59,433	62,044	(2,611)
JPY vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	1,850,000	15,867	15,296	15,867	(571)
JPY vs. USD, expiring 3/16/2016	JPMorgan Chase Bank	1,200,000	9,871	9,922	9,871	51
NOK vs. USD, expiring 2/5/2016	Barclays Bank plc	110,323	12,566	12,707	12,566	141
SEK vs. USD, expiring 2/5/2016	Citibank N.A.	678,301	81,374	79,027	81,374	(2,347)
SEK vs. USD, expiring 2/5/2016	Merrill Lynch International	484,915	56,706	56,495	56,706	(211)
SEK vs. USD, expiring 3/4/2016	UBS AG	322,079	37,909	37,555	37,909	(354)
USD vs. CHF, expiring 2/5/2016-3/4/2016	BNP Paribas S.A.	69,657	69,582	69,657	67,958	1,699
USD vs. CHF, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	92,751	94,091	92,751	91,944	807
USD vs. CHF, expiring 3/16/2016	JPMorgan Chase Bank	979,854	962,667	979,854	941,435	38,419
USD vs. CHF, expiring 2/5/2016	Royal Bank of Canada	249,123	246,352	249,123	240,522	8,601
USD vs. DKK, expiring 2/5/2016	BNP Paribas S.A.	56,698	388,697	56,698	56,428	270
USD vs. DKK, expiring 2/5/2016	Credit Suisse International	86,518	595,895	86,518	86,507	11
USD vs. DKK, expiring 2/5/2016	UBS AG	463,613	3,149,942	463,613	457,281	6,332
USD vs. EUR, expiring 2/5/2016	Barclays Bank plc	110,226	101,760	110,226	110,245	(19)
USD vs. EUR, expiring 2/5/2016	BNP Paribas S.A.	306,750	281,935	306,750	305,442	1,308
USD vs. EUR, expiring 2/5/2016	Citibank N.A.	10,227,050	9,353,124	10,227,050	10,132,941	94,109
USD vs. EUR, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	279,064	255,679	279,064	277,046	2,018
USD vs. EUR, expiring 2/5/2016-3/4/2016	Goldman Sachs & Co.	654,229	604,351	654,229	654,970	(741)
USD vs. EUR, expiring 2/5/2016	HSBC Bank plc	53,767	49,507	53,767	53,635	132
USD vs. EUR, expiring 2/5/2016	HSBC Bank plc	58,302	53,819	58,302	58,305	(3)
USD vs. EUR, expiring 3/16/2016	JPMorgan Chase Bank	1,376,261	1,250,976	1,376,261	1,356,675	19,586
USD vs. EUR, expiring 2/5/2016	Royal Bank of Canada	351,635	323,115	351,635	350,055	1,580
USD vs. EUR, expiring 2/5/2016	Royal Bank of Canada	82,744	77,015	82,744	83,437	(693)
USD vs. EUR, expiring 2/5/2016	UBS AG	59,553	54,833	59,553	59,405	148
USD vs. GBP, expiring 2/5/2016	Citibank N.A.	62,040	41,634	62,040	59,325	2,715

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. GBP, expiring 2/5/2016	Goldman Sachs & Co.	93,167	62,532	$93,167	$89,101	$4,066
USD vs. GBP, expiring 2/5/2016	HSBC Bank plc	62,249	41,710	62,249	59,433	2,816
USD vs. GBP, expiring 3/16/2016	JPMorgan Chase Bank	32,745	21,620	32,745	30,809	1,936
USD vs. GBP, expiring 2/5/2016	Merrill Lynch International	103,199	72,716	103,199	103,613	(414)
USD vs. JPY, expiring 3/16/2016	JPMorgan Chase Bank	138,588	16,880,000	138,588	139,570	(982)
USD vs. NOK, expiring 2/5/2016	Royal Bank of Canada	12,689	110,323	12,689	12,707	(18)
USD vs. SEK, expiring 2/5/2016	Merrill Lynch International	4,180	35,724	4,180	4,162	18
						$19,671

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended January 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2015	6	$2,577
Options written	36	20,623
Options terminated in closing purchase transactions	(36)	(20,623)
Options expired	(6)	(2,577)
Options outstanding ─ January 31, 2016	—	$—

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments

January 31, 2016 (Unaudited)

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of January 31, 2016:

Argentina	0.1%
Australia	(0.1)
Austria	0.3
Belgium	0.8
Bermuda	(0.2)
Brazil	(0.2)
Canada	(0.9)
Chile	0.0 †
China	0.4
Colombia	0.0 †
Denmark	0.9
Finland	0.6
France	2.9
Germany	2.1
Hong Kong	(0.2)
India	(0.3)
Ireland	0.6
Israel	0.0 †
Italy	0.2
Japan	0.1
Luxembourg	0.2
Mexico	(0.1)
Netherlands	1.3
Norway	(0.1)
Peru	(0.1)
Puerto Rico	0.0 †
Singapore	0.2
South Korea	0.0 †
Spain	0.1
Sweden	0.3
Switzerland	2.3
Taiwan	(0.1)
United Kingdom	0.1
United States	38.2
Other‡	50.6
100.0%

† Amount represents less than 0.05%

‡ Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedules of Investments.

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS

JANUARY 31, 2016 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”), which is registered with the Securities and Exchange Commission but has not commenced operations as of January 31, 2016.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of subadvisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

On September 11, 2015, the Board of Trustees of the Trust (“Board”) approved, subject to shareholder approval, the proposed reorganizations of AASF and AAS II into the Aberdeen Multi-Manager Alternative Strategies Fund and Aberdeen Multi-Manager Alternative Strategies Fund II (collectively, the “Aberdeen Funds”), each a newly created fund to be managed by Aberdeen Asset Management Inc. (“AAMI”) using substantially similar investment strategies as the Funds (each a “Reorganization” or collectively, the “Reorganizations”). In order to accomplish the Reorganizations, the Board approved an Agreement and Plan of Reorganization, which provided that: (i) each Fund would transfer its assets and stated liabilities to the respective Aberdeen Fund in exchange for shares of the Aberdeen Fund; and (ii) each Fund would distribute the shares of the respective Aberdeen Fund to its shareholders. The Board called a shareholder meeting for shareholders of the Funds to consider and vote on the Reorganizations on November 25, 2015, which were approved. On February 29, 2016, the Reorganization of AAS II was completed. On February 23, 2016, considering the long-term viability of AASF, the Board approved the termination of the Reorganization of AASF that was approved by shareholders. Further, in light of the considerations of the long-term viability of AASF, the Board approved a Plan for Liquidation for AASF pursuant to which AASF will be liquidated on or before March 31, 2016. Effective after market close on February 29, 2016, AASF was closed to all new investments.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

AAS II Offshore Fund, Ltd. (the “Subsidiary II”) (formerly known as the Arden Alternative C, Ltd. And later renamed as the AAS II Offshore Fund, Ltd. on November 11, 2014), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of AAS II. The Subsidiary II acts as an investment vehicle for AAS II to enable AAS II to gain exposure to certain types of commodity-linked derivative instruments. AAS II is the sole shareholder of the Subsidiary II pursuant to a subscription agreement dated as of January 6, 2015, and it is intended that AAS II will remain the sole shareholder and will continue to control the Subsidiary II. Under the Articles of Association of the Subsidiary II, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. AAS II’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AAS.

2.	Basis of Presentation

The preparation of the Consolidated Schedules of Investments is in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the mean price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s Fair Valuation Procedures (“Fair Valuation Procedures”) set forth herein. U.S. exchange traded

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded U.S. options are valued at the bid prices at the close of the options market in which the options trade. An exchange-traded U.S. option for which there is no bid price is valued at the last sale price. If no bid or sale price is available, the prior day’s price will be used. If it is determined that the prior day’s price no longer reflects the fair value of the option, the value will be determined by the Pricing Committee (“Pricing Committee”) in accordance with the Fair Valuation Procedures. Non U.S. exchange traded and index options are valued at settlement price for long positions or last sale for short positions. For short positions, if last sale is not available, the ask price is used. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At January 31, 2016, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which approximates market value, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid/ask prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)

JANUARY 31, 2016 (Unaudited)

party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on the NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments). The valuation of financial instruments held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc).

The following is a summary of the valuations at January 31, 2016 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. Transfers between Level 1 and Level 2 are included in a summary of the valuations below. At January 31, 2016, there were no Level 3 investments held.

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$584,023,151	$2,777,868*	$586,801,019
Preferred Stocks^	83,660	—	83,660
Exchange Traded Funds	11,667,018	—	11,667,018
Asset-Backed Securities	—	1,750,396	1,750,396
Agency CMO	—	33,317,335	33,317,335
Corporate Bonds^	—	86,904,090	86,904,090
Municipal Bonds	—	2,731,112	2,731,112
Sovereign Governments	—	39,613,341	39,613,341
U.S. Government Securities	—	37,643,115	37,643,115
Purchased Options	11,563	—	11,563
Swaptions	—	986,683	986,683
Short-Term Investments	—	17,591,591	17,591,591
Total Investments	$595,785,392	$223,315,531	$819,100,923
Derivatives :
Futures Contracts**	$6,189,579	$—	$6,189,579
Total Return Swap Contracts	—	1,050,143	1,050,143
Currency Swaps Contracts	—	98,864	98,864
Credit Default Swaps Contracts**	—	3,730,091	3,730,091
Inflation-Linked Swap Contracts	—	421,312	421,312
Interest Rate Swaps Contracts**	—	9,045,367	9,045,367
Contracts for Differences	—	11,583,025	11,583,025
Forward Currency Contracts	—	5,628,277	5,628,277
Non-Deliverable Bond Forward Contracts	—	168	168
Total Derivatives	$6,189,579	$31,557,247	$37,746,826

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$431,643,998	$308,018	$431,952,016
Exchange Traded Funds	31,028,502	—	31,028,502
Asset-Backed Securities	—	1,741,299	1,741,299
Corporate Bonds^	—	6,457,888	6,457,888
Written Options	6,937	—	6,937
Swptions	—	652,983	652,983
Total Investments	$462,679,437	$9,160,188	$471,839,625
Derivatives :
Futures Contracts*	$4,729,052	$—	$4,729,052
Total Return Swap Contracts	—	445,004	445,004
Currency Swaps Contracts	—	201,339	201,339
Credit Default Swaps Contracts*	—	2,853,953	2,853,953
Inflation-Linked Swap Contracts	—	412,137	412,137
Interest Rate Swaps Contracts*	—	10,346,831	10,346,831
Contracts for Differences	—	10,121,398	10,121,398
Forward Currency Contracts	—	4,762,331	4,762,331
Non-Deliverable Bond Forward Contracts	—	27,553	27,553
Total Derivatives	$4,729,052	$29,170,546	$33,899,598

Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$57,610,558	$1,302,325*	$58,912,883
Preferred Stocks^	265,521	—	265,521
Purchased Options	339,817	—	339,817
Short-Term Investments	—	5,992,013	5,992,013
Total Investments	$58,215,896	$7,294,338	$65,510,234
Derivatives :
Futures Contracts**	$282,689	$—	$282,689
Total Return Swap Contracts	—	201,095	201,095
Contracts for Differences	—	2,004,008	2,004,008
Forward Currency Contracts	—	189,954	189,954
Total Derivatives	$282,689	$2,395,057	$2,677,746

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$24,058,207	$—	$24,058,207
Exchange Traded Funds	7,716,476	—	7,716,476
Total Investments	$31,774,683	$—	$31,774,683
Derivatives :
Futures Contracts*	$159,945	$—	$159,945
Total Return Swap Contracts	—	51,152	51,152
Contracts for Differences	—	1,435,622	1,435,622
Forward Currency Contracts	—	170,283	170,283
Total Derivatives	$159,945	$1,657,057	$1,817,002

^ See Consolidated Schedule of Investments for industry breakdown.

* Investment securities with a market value of $2,465,290 and $1,388,409, which represented 0.28% and 2.03% of the net assets of AASF and AAS II, respectively, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

** Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation/depreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:
/s/Henry P. Davis
Henry P. Davis President and Chief Executive Officer March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/Henry P. Davis
Henry P. Davis President and Chief Executive Officer March 30, 2016

By:
/s/Andrew Katz
Andrew Katz Treasurer and Chief Financial Officer March 30, 2016